UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4279

Advantus Series Fund, Inc.
(Exact name of registrant as specified in charter)

400 Robert Street North St. Paul, Minnesota			55101-2098
(Address of principal executive offices)			(Zip code)

Eric J. Bentley, Esq. 400 Robert Street North St. Paul, Minnesota 55101-2098
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(651) 665-3500

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2009

ITEM 1.  REPORT TO STOCKHOLDERS.

Discover Value.

Semi-Annual Report
Advantus Series Fund, Inc.

Offered in Minnesota Life Insurance Company and
Securian Life Insurance Company Variable Products

June 30, 2009

Equities

Index 400 Mid-Cap Portfolio

Index 500 Portfolio

Real Estate Securities Portfolio

Fixed Income

International Bond Portfolio

Bond Portfolio

Mortgage Securities Portfolio

Money Market

Money Market Portfolio

Advantus Series Fund, Inc.

Supplement dated August 28, 2009 to the Prospectus dated May 1, 2009

This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

I.  Expense Information

For each of the Index 400 Mid-Cap, Mortgage Securities and Real Estate Securities Portfolios, the information on "Other Expenses" and "Total Annual Portfolio Operating Expenses" in the table of Annual Portfolio Operating Expenses, as well as the information in the "Example" following the table of the expenses of a $10,000 investment, has been restated to reflect an increase in Portfolio operating expenses as of July 31, 2009 because of a reduction in the size of the Portfolios due to net redemptions, and for the Real Estate Securities Portfolio, market conditions.

Index 400 Mid-Cap Portfolio (page 8)

Annual Portfolio Operating Expenses

(expenses that are deducted from Portfolio assets)

	Class 1		Class 2
Management Fees	%	0.15	0.15
Rule 12b-1 Fees	%	—	0.25
Other Expenses	%	0.23	0.23
Acquired Fund Fees and Expenses(a)%		0.03	0.03
Total Annual Portfolio Operating Expenses	%	0.41	0.66

(a)  In accordance with the Portfolio's investment objectives, policies and practices (see discussion below), the Portfolio is authorized to invest in shares of another investment company (an "Acquired Fund"), in which case the Portfolio indirectly absorbs a proportionate share of the Acquired Fund's operating expenses. These indirect expenses reduce the Portfolio's return on the Acquired Fund, but they are not a direct operating expense of the Portfolio. For that reason, the Portfolio's Total Annual Portfolio Operating Expenses as reported in this table may not equal the expense ratios included in the "Financial Highlights" below or in the Fund's most recent Annual Report.

Example. This example is intended to help investors compare the costs of investing in the Portfolio with the cost of investing in other Portfolios.

The example assumes an investment of $10,000 in the Portfolio for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$42	130	227	512
Class 2	$67	210	365	817

F71397 8-2009

Mortgage Securities Portfolio (page 24)

Annual Portfolio Operating Expenses

(expenses that are deducted from Portfolio assets)

	Class 1		Class 2
Management Fees	%	0.40	0.40
Rule 12b-1 Fees	%	—	0.25
Other Expenses	%	0.26	0.26
Acquired Fund Fees and Expenses(a)%		0.01	0.01
Total Annual Portfolio Operating Expenses	%	0.67	0.92

(a)  In accordance with the Portfolio's investment objectives, policies and practices (see discussion below), the Portfolio is authorized to invest in shares of another investment company (an "Acquired Fund"), in which case the Portfolio indirectly absorbs a proportionate share of the Acquired Fund's operating expenses. These indirect expenses reduce the Portfolio's return on the Acquired Fund, but they are not a direct operating expense of the Portfolio. For that reason, the Portfolio's Total Annual Portfolio Operating Expenses as reported in this table may not equal the expense ratios included in the "Financial Highlights" below or in the Fund's most recent Annual Report.

Example. This example is intended to help investors compare the costs of investing in the Portfolio with the cost of investing in other Portfolios.

The example assumes an investment of $10,000 in the Portfolio for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$69	215	375	838
Class 2	$94	294	511	1,135

Real Estate Securities Portfolio (page 27)

Annual Portfolio Operating Expenses

(expenses that are deducted from Portfolio assets)

	Class 1		Class 2
Management Fees	%	0.70	0.70
Rule 12b-1 Fees	%	—	0.25
Other Expenses	%	0.36	0.36
Total Annual Portfolio Operating Expenses	%	1.06	1.31

Example. This example is intended to help investors compare the costs of investing in the Portfolio with the cost of investing in other Portfolios.

The example assumes an investment of $10,000 in the Portfolio for the time periods indicated and then a redemption of all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$108	338	586	1,296
Class 2	$134	416	719	1,581

II.  Money Market Portfolio

The following paragraph is added at the end of footnote (b) at page 19 of the prospectus:

As of July 31, 2009, Advantus Capital and Securian Financial have collectively waived $9,533 pursuant to the Net Investment Income Maintenance Agreement, and as of August 28, 2009, they continue to waive fees so the Portfolio's daily net investment income does not fall below zero. If Advantus Capital and/or Securian Financial exercise their rights to be paid such waived amounts, the Portfolio's future yield will be negatively affected for an indefinite period.

III. Real Estate Securities Portfolio

The following paragraph replaces the second full paragraph at page 46 of the prospectus:

The Portfolio may also invest in exchange-traded funds (ETFs) that replicate a REIT or real estate stock index or a basket of REITs or real estate stocks. The Portfolio may also invest in leveraged ETFs that attempt to provide enhanced returns, or inverse returns, on such indices or baskets. Enhanced or inverse return ETFs present greater opportunities for investment gains but also present correspondingly greater risk of loss. For instance, if the Portfolio invests in a leveraged ETF that attempts to double the return of an index, the ETF's value would increase or decrease approximately twice the percentage of the underlying index. If the Portfolio invests in a leveraged ETF that attempts to provide the inverse return of an index, the ETF's value would increase or decrease approximately the opposite percentage of the underlying index. Leveraged ETFs are complex, carry substantial risks, and are generally used to increase or decrease the Portfolio's exposure to the underlying index on a short-term basis. Most leveraged ETFs reset daily and seek to achieve their objectives on a daily basis. Due to compounding, performance over longer periods can differ significantly from the performance of the underlying index.

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Bond Portfolio

Portfolio Objective

The Bond Portfolio seeks as high a level of long-term total return as is consistent with prudent investment risk. Preservation of capital is a secondary objective. The Bond Portfolio invests in long-term, fixed income, high quality debt instruments. The risks incurred by investing in debt instruments include, but are not limited to, reinvestment of prepaid debt obligations at lower rates of return, and the inability to reinvest at higher interest rates when debt obligations are prepaid more slowly than expected. In addition, the net asset value of the Bond Portfolio may fluctuate in response to changes in interest rates and is not guaranteed.

Performance Update

The Portfolio's net return for the six month period ended June 30, 2009, for each class of shares offered was as follows:

Class 1	5.65 percent*
Class 2	5.52 percent*

The Barclays Capital U.S. Aggregate Bond Index** returned 1.90 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The Barclays Capital U.S. Aggregate Bond Index is an unmanaged benchmark composite representing average market-weighted performance of U.S. Treasury and agency securities, investment-grade corporate bonds and mortgage-backed securities with maturities greater than one year.

Money Market Portfolio

Portfolio Objective

The Money Market Portfolio seeks maximum current income to the extent consistent with liquidity and the preservation of capital. It invests in short-term money market instruments and other debt securities that mature within 397 days.

Investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. It is possible to lose money by investing in the Portfolio.

Performance Update

For the six-month period ended June 30, 2009 the Portfolio had a net return of 0.27 percent*. The Three-Month Treasury Bill Index returned 0.11 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government or any other agency, and there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. Shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

Mortgage Securities Portfolio

Portfolio Objectives

The Mortgage Securities Portfolio seeks a high level of current income consistent with prudent investment risk. The Mortgage Securities Portfolio will invest primarily in mortgage-related securities. The risks incurred by investing in mortgage-related securities include, but are not limited to, reinvestment of prepaid loans at low rates of return, and the inability to reinvest at higher interest rates when mortgages are prepaid more slowly than expected. In addition, the net asset value of the Mortgage Securities Portfolio may fluctuate in response to changes in interest rates and is not guaranteed.

Non-Agency Securities Risk—is the risk that payments on a security will not be made when due, or the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. Government or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. Government. These securities may include but are not limited to notes payable by non-government guaranteed prime, Alt A, and sub-prime residential mortgage borrowers. Non-agency securities also may include asset-backed securities (which represent interests in auto, consumer and/or credit card loans) and commercial mortgage-backed securities (which represent interests in commercial mortgage loans).

Performance Update

The Portfolio's net return for the six-month period ended June 30, 2009, for each class of shares offered was as follows:

Class 1	2.50 percent*
Class 2	2.37 percent*

The Barclays Capital U.S. Mortgage Backed Securities Index** returned 2.91 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The Barclays Capital U.S. Mortgage Backed Securities Index is an unmanaged benchmark composite which includes all fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA).

Index 500 Portfolio

Portfolio Objective

The Index 500 Portfolio+ seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard and Poor's Corporation 500 Composite Stock Index (S&P 500)+. It is designed to provide an economical and convenient means of maintaining a broad position in the equity market as part of an overall investment strategy. The risks incurred by investing in the Index 500 Portfolio include, but are not limited to, the risk that the Portfolio may not be able to replicate the performance of the S&P 500, and the risk of declines in the equity markets generally.

Performance Update

The Portfolio's net return for the six-month period ended June 30, 2009, for each class of shares offered was as follows:

Class 1	3.07 percent*
Class 2	2.94 percent*

The Standard & Poor's 500 Index** returned 3.16 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

+"Standard & Poor's®", "S&P®", "S&P 500®", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advantus Series Fund, Inc.-Index 500 Portfolio. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolio.

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The S&P 500 Index is a broad, unmanaged index of 500 large cap common stocks which together represent about 75% of the total U.S. stock market.

International Bond Portfolio

Portfolio Objective

The International Bond Portfolio seeks to maximize current income consistent with protection of principal. The Portfolio pursues its objective by investing primarily in debt securities issued by issuers located anywhere in the world. While Advantus Capital Management, Inc. acts as the investment adviser for the Portfolio, Franklin Advisers, Inc. provided investment advice to the International Bond Portfolio under a sub-advisory agreement. Investment risks associated with international investing, in addition to other risks, may include currency fluctuations, political, social and economic instability and differences in accounting standards when investing in foreign markets. Risks of investment in the bond portfolio include, but are not limited to, changes in interest rates and the creditworthiness of their issuers. Also, in a low interest rate market there is the risk that bonds could be called by the issuer and prepaid prior to maturity. They could be replaced by bonds that offer lower interest rates.

Performance Update

The Portfolio's net return for the six-month period ended June 30, 2009, for each class of shares offered was as follows:

Class 1	6.11 percent*
Class 2	5.98 percent*

The Citigroup Non-U.S. World Government Bond Index** returned -0.61 percent for the same period. The Citigroup World Government Bond Index*** returned -1.50 percent for the same period.

Country Allocation (percent of net assets)

Currency Allocation (percent of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The Citigroup Non-U.S. World Government Bond Index is a market value-weighted index of government debt securities issued by eleven different nations: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, The Netherlands, Spain and the United Kingdom. The goal of the index is to include all fixed-rate institutionally traded bonds issued by the above governments. The minimum maturity is one year, and the minimum outstanding must be at least $25 million U.S. dollars. Also included in the index are zero-coupon renewable securities. Floating rate and private placement issues are excluded from the index. Returns are available in both U.S. dollars and local currency terms.

*** The Citigroup World Government Bond Index is a market capitalization weighted index consisting of the government bond markets from twenty-three countries. Country eligibility is determined based upon market capitalization and investability criteria. The index includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of U.S. $25 million. Government securities typically exclude floating or variable rate bonds, U.S./Canadian savings bonds and private placements. Each bond must have a minimum rating of BBB-/Baa3 by S&P or Moody's.

Index 400 Mid-Cap Portfolio

Portfolio Objective

The Index 400 Mid-Cap Portfolio seeks to provide investment results generally corresponding to the aggregate price and dividend performance of publicly traded common stocks that comprise the Standard & Poor's 400 MidCap Index (S&P 400)+. It is designed to provide an economical and convenient means of maintaining a diversified Portfolio in this equity security area as part of an over-all investment strategy. The risks incurred by investing in the Index 400 Mid-Cap Portfolio include, but are not limited to, the risk that the Portfolio may not be able to replicate the performance of the S&P 400, and the risk of declines in the market for mid-cap stocks or in the equity markets generally.

Investments in small, mid or micro cap companies involve greater risks not associated with investing in more established companies, such as business risk, stock price fluctuations, increased sensitivity to changing economic conditions, less certain growth prospects and illiquidity.

Performance Update

The Portfolio's net return for the six month period ended June 30, 2009, for each class of shares offered was as follows:

Class 1	8.20 percent*
Class 2	8.07 percent*

The Standard and Poor's MidCap 400 Index** returned 8.47 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**S&P 400 MidCap Index consists of 400 domestic stocks chosen for market size (median market capitalization of about $610 million), liquidity and industry group representation. It is a market-weighted index (stock price times shares outstanding), with each stock affecting the index in proportion to its market value.

+ "Standard & Poor's®", "S&P®", "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by the Advantus Series Fund, Inc.-Index 400 Mid-Cap Portfolio. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolio.

Real Estate Securities Portfolio

Portfolio Objective

The Real Estate Securities Portfolio seeks above-average income and long-term growth of capital. The Portfolio intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry. Investment risks associated with investing in the Real Estate Securities Portfolio, in addition to other risks, include rental income fluctuations, depreciation, property tax value changes, and differences in real estate market value.

Performance Update

The Portfolio's net return for the six-month period ended June 30, 2009, for each class of shares offered was as follows:

Class 1	-11.87 percent*
Class 2	-11.97 percent*

The Wilshire Real Estate Securities Index** returned -12.73 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Portfolio do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The Wilshire Associates Real Estate Securities Index is a market capitalization-weighted index of equity securities whose primary business is equity ownership of commercial real estate (REITS).

Bond Portfolio
Investments in Securities

June 30, 2009
(Unaudited)

(Percentages of each investment category relate to total net assets.)

Principal		Coupon	Maturity	Market Value(a)
Long-Term Debt Securities (96.6%)
Government Obligations (54.4%)
U.S. Government and Agency Obligations (54.4%)
Federal Deposit Insurance Corporation (FDIC) (10.1%)
$1,420,000	Bank of America, N.A.	1.700%	12/23/10	$1,436,409
4,000,000	Citibank, N.A. (c)	0.748%	03/30/11	3,997,924
2,785,000	Citibank, N.A. (c)	1.000%	07/12/11	2,787,832
3,475,000	General Electric Capital Corporation	1.625%	01/07/11	3,508,468
455,000	General Electric Capital Corporation	3.000%	12/09/11	469,400
5,220,000	HSBC USA, Inc.	3.125%	12/16/11	5,403,895
1,745,000	John Deere Capital Corporation	2.875%	06/19/12	1,788,082
5,465,000	JPMorgan Chase & Company	2.625%	12/01/10	5,597,581
1,810,000	PNC Funding Corporation	2.300%	06/22/12	1,824,741
1,740,000	Sovereign Bank	2.750%	01/17/12	1,763,238
4,815,000	The Goldman Sachs Group, Inc. (c)	0.709%	03/15/11	4,838,098
				33,415,668
Federal Home Loan Mortgage Corporation (FHLMC) (10.1%)
400,000	(h)	4.500%	07/01/39	398,125
1,330,000		4.875%	11/15/13	1,451,155
1,185,463	(l)	5.000%	04/01/35	1,210,422
535,000	(h)	5.000%	07/01/35	544,028
674,802	(h)	5.000%	08/01/35	689,009
2,556,235		5.000%	11/01/35	2,610,056
428,077	(l)	5.500%	12/01/17	449,996
824,540	(l)	5.500%	06/01/20	864,942
1,287,293	(h)	5.500%	10/01/20	1,350,371
3,631,797	(l)	5.500%	05/01/34	3,785,721
1,877,717	(l)	5.500%	10/01/34	1,953,088
1,540,322	(h)	5.500%	07/01/35	1,595,421
865,000	(h)	5.500%	07/01/35	892,843
1,512,008	(l)	5.500%	07/01/35	1,566,095
2,908,145	(l)	5.500%	10/01/35	3,023,473
3,593,665		5.500%	12/01/38	3,714,714
2,275,757	(l)	6.000%	11/01/33	2,391,722
272,418	(l)	6.500%	09/01/32	294,596
2,083,060		6.500%	06/01/36	2,218,174
2,013,324	(l)	7.000%	12/01/37	2,166,782
				33,170,733
Federal National Mortgage Association (FNMA) (22.9%)
1,125,000		4.750%	12/15/10	1,190,035
175,636		5.000%	05/01/18	183,181
369,389		5.000%	06/01/18	384,796
757,195		5.000%	07/01/18	789,556
2,060,000	(h)	5.000%	07/01/33	2,097,337
610,568		5.000%	11/01/33	624,664
276,931		5.000%	05/01/34	283,108
3,181,044		5.000%	12/01/34	3,254,482
1,938,256	(h) (l)	5.000%	08/01/35	1,980,277
970,705		5.000%	04/01/38	989,875

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Government Obligations—continued
$604,478		5.500%	01/01/17	$637,875
115,589		5.500%	09/01/17	121,861
492,279		5.500%	02/01/18	519,019
949,274	(h)	5.500%	03/01/18	1,003,204
2,535,566	(l)	5.500%	04/01/33	2,643,231
1,042,297		5.500%	05/01/33	1,086,515
694,236	(l)	5.500%	12/01/33	723,763
1,156,790		5.500%	01/01/34	1,200,339
1,170,097	(l)	5.500%	01/01/34	1,214,147
823,001		5.500%	02/01/34	857,984
2,234,642		5.500%	03/01/34	2,327,535
4,527,546		5.500%	04/01/34	4,709,828
3,160,000	(h)	5.500%	07/01/34	3,261,714
271,397		5.500%	09/01/34	282,840
1,163,516	(l)	5.500%	02/01/35	1,206,591
2,378,636		5.500%	04/01/35	2,464,466
1,796,677	(l)	5.500%	08/01/35	1,866,000
1,524,636		5.500%	10/01/35	1,589,538
1,339,816		5.500%	11/01/35	1,388,162
619,730	(l)	6.000%	09/01/17	656,613
813,083		6.000%	08/01/23	861,944
755,830		6.000%	10/01/32	803,093
954,280	(l)	6.000%	10/01/32	1,013,955
1,145,585		6.000%	11/01/32	1,214,393
1,412,253		6.000%	03/01/33	1,500,077
195,150		6.000%	04/01/33	205,521
852,666		6.000%	12/01/33	897,981
1,435,000	(h)	6.000%	07/01/34	1,499,575
809,945		6.000%	01/01/36	849,699
751,823		6.000%	07/01/37	786,845
1,362,592		6.000%	09/01/37	1,426,064
2,280,605		6.000%	07/01/38	2,386,355
1,140,495		6.000%	10/01/38	1,194,691
1,376,125		6.000%	12/01/38	1,440,227
413,260		6.500%	12/01/31	446,776
122,375	(l)	6.500%	02/01/32	131,938
646,216		6.500%	04/01/32	693,825
249,938		6.500%	05/01/32	270,681
528,230		6.500%	07/01/32	573,099
711,265		6.500%	08/01/32	771,648
534,407		6.500%	09/01/32	579,627
1,880,737	(l)	6.500%	09/01/32	2,036,311
558,845		6.500%	10/01/32	606,696
265,000	(h)	6.500%	07/01/34	282,225
376,911		6.500%	08/01/37	402,066
809,280	(l)	6.500%	08/01/37	863,037
5,352,592		6.500%	10/01/37	5,708,142
1,516,039		6.500%	11/01/37	1,616,744
385,530		7.000%	07/01/31	424,699
593,566		7.000%	09/01/31	653,215

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Government Obligations—continued
$608,425		7.000%	11/01/31	$668,174
161,800		7.000%	02/01/32	178,202
90,761		7.000%	03/01/32	99,953
372,674		7.000%	07/01/32	410,361
399,376		7.500%	04/01/31	437,621
137,127		7.500%	05/01/31	150,257
				75,624,253
Government National Mortgage Association (GNMA) (2.6%)
24,918,907	(c) (f)	0.997%	06/17/45	908,033
412,072		5.500%	12/15/34	427,557
4,210,000	(h)	5.500%	07/01/35	4,346,825
1,577,757		5.500%	07/15/38	1,632,116
1,183,196		5.500%	10/15/38	1,223,961
22,080		8.500%	10/15/22	23,879
				8,562,371
U.S. Treasury (8.7%)
3,515,000	U.S. Treasury Bond	3.500%	02/15/39	3,039,385
7,115,000	U.S. Treasury Bond (i)	5.375%	02/15/31	8,166,682
1,218,976	U.S. Treasury Inflation-Indexed Notes (g)	1.875%	07/15/13	1,250,213
3,285,000	U.S. Treasury Note	0.875%	05/31/11	3,273,207
3,470,000	U.S. Treasury Note	2.250%	05/31/14	3,423,363
8,975,000	U.S. Treasury Note	3.125%	05/15/19	8,680,530
925,000	U.S. Treasury Note	1.375%	03/15/12	923,194
				28,756,574
	Total U.S. government and agency obligations (cost: $175,081,323)			179,529,599
Asset-Backed Securities (5.4%)
437,448	ABFS Mortgage Loan Trust (d) (k)	7.423%	12/15/33	98,210
487,285	Associates Manufactured Housing Pass-Through Certificates (c)	7.725%	06/15/28	474,972
1,270,000	Capital Auto Receivables Asset Trust - 144A Issue (e)	8.300%	02/18/14	906,692
2,230,000	Centex Home Equity (k)	5.048%	06/25/35	1,773,985
470,807	Conseco Financial Corporation	6.400%	10/15/18	435,379
1,755,000	Countryplace Manufactured Housing Contract - 144A Issue (c) (d) (m)	5.200%	12/15/35	795,508
2,860,020	Countrywide Asset-Backed Certificates (c)	5.934%	05/25/37	734,796
1,134,223	Countrywide Asset-Backed Certificates (c)	5.962%	03/25/34	304,690
514,057	Credit-Based Asset Servicing and Securitization, LLC - 144A Issue (e) (k)	6.240%	10/25/36	431,110
935,000	Credit-Based Asset Servicing and Securitization, LLC - 144A Issue (e) (k)	6.250%	10/25/36	622,010
2,275,000	Flagstar Home Equity Loan Trust - 144A Issue (e) (k)	5.997%	01/25/35	383,993
700,000	Ford Credit Auto Owner Trust	2.790%	08/15/13	700,405
435,000	Ford Credit Auto Owner Trust - 144A Issue (d)	7.050%	12/15/13	264,422
780,000	Ford Credit Auto Owner Trust - 144A Issue (d)	7.120%	02/15/13	550,925
3,095,000	GMAC Mortgage Corporation Loan Trust (c) (l)	5.952%	08/25/37	950,651

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Asset-Backed Securities—continued
$2,000,000	GMAC Mortgage Corporation Loan Trust (l) (k)	6.088%	10/25/36	$307,017
345,155	JPMorgan Auto Receivables Trust - 144A Issue (d)	7.090%	02/15/14	258,067
3,297,000	JPMorgan Mortgage Acquisition Corporation (k)	6.337%	08/25/36	926,019
3,249,851	Lehman XS Trust (k)	5.690%	12/25/35	2,001,777
2,300,000	MBNA Credit Card Master Note Trust (c)	0.419%	12/15/11	2,299,723
236,860	National Collegiate Trust (m)	7.240%	09/20/14	75,143
143,263	Oakwood Mortgage Investors, Inc. (d)	8.100%	08/15/26	139,070
440,000	Origen Manufactured Housing	5.605%	05/15/22	375,003
1,500,000	Origen Manufactured Housing (c)	5.700%	01/15/35	1,108,925
675,212	Origen Manufactured Housing (c)	5.730%	11/15/35	464,820
725,000	Origen Manufactured Housing (c)	5.860%	06/15/36	476,321
31,756	Residential Funding Mortgage Securities II, Inc. (k)	5.090%	07/25/33	29,450
	Total asset-backed securities (cost: $34,315,456)			17,889,083
Other Mortgage-Backed Securities (8.0%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (2.7%)
2,310,521	Banc of America Alternative Loan Trust (c)	5.666%	11/25/35	302,390
2,257,009	Banc of America Alternative Loan Trust (c)	5.803%	01/25/36	233,403
1,810,450	Banc of America Alternative Loan Trust (c)	6.220%	05/25/46	311,516
748,964	Banc of America Alternative Loan Trust (c) (d)	6.286%	11/25/46	22,126
1,554,262	Banc of America Mortgage Securities, Inc.	6.000%	03/25/37	136,330
57,000	Banco Hipotecario Nacional - 144A Issue (b) (d) (j)	7.916%	07/25/09	285
99,849	BlackRock Capital Finance, LP - 144A Issue (e)	7.750%	09/25/26	29,955
720,913	CitiMortgage Alternative Loan Trust (c) (d)	6.237%	07/25/37	4,359
1,859,068	CitiMortgage Alternative Loan Trust	6.250%	07/25/37	306,456
1,014,010	Global Mortgage Securitization, Ltd. (b) (l)	5.250%	04/25/32	585,168
1,902,560	Global Mortgage Securitization, Ltd. - 144A Issue (b) (d)	5.250%	11/25/32	1,344,783
1,801,080	JPMorgan Mortgage Trust (c)	5.098%	11/25/33	597,238
2,768,356	JPMorgan Mortgage Trust (c)	5.673%	09/25/35	516,094
1,732,998	JPMorgan Mortgage Trust (c)	5.676%	04/25/37	1,251,503
2,703,768	Lehman Mortgage Trust (c) (d)	6.821%	09/25/36	164,697
116,993	Mellon Residential Funding Corporation	6.750%	06/25/28	102,938
2,542,753	RESI Finance, LP - 144A Issue (b) (c) (d) (m)	1.723%	09/10/35	1,090,602
2,023,074	Residential Accredit Loans, Inc.	5.750%	05/25/33	1,403,821
793,590	Structured Asset Securities Corporation (k)	5.630%	05/25/34	317,993
4,020,018	Wells Fargo Alternative Loan Trust (c)	6.086%	07/25/37	232,525
				8,954,182
Commercial Mortgage-Backed Securities (5.3%)
367,367	Asset Securitization Corporation (c) (f)	2.172%	08/13/29	63,375
2,445,000	Asset Securitization Corporation (c)	7.760%	02/14/43	1,504,212
5,539,695	Asset Securitization Corporation - 144A Issue (c) (e) (f)	1.681%	10/13/26	133,535
1,650,000	Banc of America Commercial Mortgage, Inc. - 144A Issue (e)	6.200%	07/11/43	670,693
2,742,200	Bear Stearns Commercial Mortgage Securities, Inc. - 144A Issue (e)	6.000%	07/15/31	1,003,805
1,460,000	Bear Stearns Commercial Mortgage Securities, Inc. - 144A Issue (c) (e)	7.354%	10/15/36	867,640

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Other Mortgage-Backed Securities—continued
$1,135,348	Chase Commercial Mortgage Securities Corporation	7.198%	01/15/32	$1,140,987
3,605,000	Citigroup/Deutsche Bank Commercial Mortgage Trust - 144A Issue (c) (d)	5.805%	01/15/46	1,863,477
475,000	Commercial Mortgage Asset Trust	6.000%	11/17/32	115,933
290,000	Commercial Mortgage Pass-Through Certificates - 144A Issue (c) (e)	5.756%	02/05/19	137,372
427,833	FFCA Secured Lending Corporation - 144A Issue (e) (l)	6.940%	09/18/25	387,709
865,000	GE Capital Commercial Mortgage Corporation - 144A Issue (c) (e)	6.039%	08/11/36	552,042
1,115,000	GE Capital Commercial Mortgage Corporation - 144A Issue (c) (e) (l)	6.314%	08/11/36	667,618
1,352,000	GMAC Commercial Mortgage Securities, Inc. - 144A Issue (c) (e) (l)	5.310%	05/10/36	687,011
2,322,121	Hometown Commercial Mortgage - 144A Issue (d)	5.506%	11/11/38	1,047,723
2,303,218	Hometown Commercial Mortgage - 144A Issue (d)	6.057%	06/11/39	667,933
725,000	JPMorgan Chase Commercial Mortgage Securities Corporation	3.837%	01/12/39	702,209
1,000,000	LB-UBS Commercial Mortgage Trust	4.547%	08/15/29	938,773
2,410,000	Morgan Stanley Capital I (c)	5.811%	04/12/49	2,245,881
15,529,813	Multi Security Asset Trust - 144A Issue (c) (d) (f)	1.067%	11/28/35	185,079
1,540,000	Multi Security Asset Trust - 144A Issue (c) (d)	5.880%	11/28/35	92,400
2,515,000	Timberstar Trust - 144A Issue (e) (m)	6.208%	10/15/36	1,886,250
				17,561,657
	Total other mortgage-backed securities (cost: $62,355,653)			26,515,839
Corporate Obligations (28.8%)
Basic Materials (1.1%)
Agriculture Products (.4%)
1,245,000	Cargill, Inc. - 144A Issue (e)	5.200%	01/22/13	1,259,722
Construction (.4%)
1,450,000	CRH America, Inc.	6.000%	09/30/16	1,290,396
Metal Fabrication (.3%)
950,000	Rio Tinto Finance USA, Ltd. (b)	8.950%	05/01/14	1,055,684
Capital Goods (.2%)
Waste Management (.2%)
515,000	Waste Management, Inc.	6.375%	03/11/15	533,562
Communication Services (.6%)
Broadcasting (.6%)
2,000,000	COX Communications, Inc.	7.125%	10/01/12	2,149,912

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Consumer Staples (4.8%)
Beverage (2.4%)
$2,355,000	Bottling Group, LLC	6.950%	03/15/14	$2,686,066
5,240,000	Miller Brewing Company - 144A Issue (e)	5.500%	08/15/13	5,181,029
				7,867,095
Entertainment (.5%)
1,610,000	Time Warner Cable, Inc.	7.500%	04/01/14	1,773,570
Tobacco (1.9%)
3,325,000	Altria Group, Inc.	10.200%	02/06/39	3,928,710
450,000	Reynolds American, Inc.	6.750%	06/15/17	420,166
845,000	Reynolds American, Inc.	7.250%	06/01/12	847,645
1,015,000	Reynolds American, Inc.	7.625%	06/01/16	1,018,042
				6,214,563
Energy (5.9%)
Oil (.6%)
1,155,000	BP Capital Markets, PLC (b)	3.875%	03/10/15	1,156,868
935,000	PC Financial Partnership	5.000%	11/15/14	930,259
				2,087,127
Oil & Gas (1.1%)
470,000	Florida Gas Transmission Company, LLC - 144A Issue (e)	7.900%	05/15/19	516,570
960,000	Husky Energy, Inc. (b)	7.250%	12/15/19	1,048,869
1,790,000	Sunoco, Inc.	9.625%	04/15/15	2,012,044
				3,577,483
Oil & Gas Services (.4%)
1,340,000	Smith International, Inc.	8.625%	03/15/14	1,466,939
Pipelines (3.8%)
2,950,000	Energy Transfer Partners, LP	9.700%	03/15/19	3,386,733
2,900,000	Kinder Morgan Energy Partners, LP	9.000%	02/01/19	3,298,416
660,000	Magellan Midstream Partners, LP (d)	6.400%	07/15/18	672,656
760,000	Magellan Midstream Partners, LP	6.550%	07/15/19	780,148
2,000,000	Nustar Logistics	7.650%	04/15/18	1,941,436
2,160,000	Plains All American Pipeline, LP	8.750%	05/01/19	2,451,058
				12,530,447
Financial (10.3%)
Banks (.8%)
1,440,000	Bank of America Corporation	7.375%	05/15/14	1,487,543
990,000	CitiGroup, Inc.	6.500%	08/19/13	961,664
				2,449,207
Finance — Diversified (1.5%)
3,350,000	Allied Capital Corporation (d)	6.625%	07/15/11	1,886,134
645,000	Ameriprise Financial, Inc.	7.300%	06/28/19	660,034
2,400,000	HSBC Finance Corporation	5.700%	06/01/11	2,422,013
				4,968,181

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Financial—continued
Insurance (4.1%)
$1,900,000	Aflac, Inc.	8.500%	05/15/19	$2,030,215
1,710,000	Chubb Corporation (c)	6.375%	03/29/67	1,368,000
1,945,000	Liberty Mutual Group, Inc. - 144A Issue (d)	7.800%	03/15/37	1,089,200
930,000	MetLife, Inc.	6.750%	06/01/16	946,791
2,858,000	OneBeacon US Holdings, Inc. (d)	5.875%	05/15/13	2,692,202
2,500,000	StanCorp Financial Group, Inc. (d)	6.875%	10/01/12	2,205,090
1,000,000	StanCorp Financial Group, Inc. (c) (d)	6.900%	06/01/67	486,372
1,400,000	Symetra Financial Corporation - 144A Issue (d)	6.125%	04/01/16	1,059,617
1,050,000	Symetra Financial Corporation - 144A Issue (c) (d)	8.300%	10/15/37	454,125
1,325,000	The Travelers Companies, Inc. (c)	6.250%	03/15/37	1,067,902
				13,399,514
Investment Bankers/Brokers (2.6%)
1,650,000	Goldman Sachs Group, Inc.	5.150%	01/15/14	1,656,037
1,815,000	Jefferies Group, Inc. (d)	6.250%	01/15/36	1,252,119
1,935,000	Jefferies Group, Inc.	6.450%	06/08/27	1,423,392
1,420,000	Lazard Group, LLC (d)	6.850%	06/15/17	1,304,493
1,580,000	Morgan Stanley	5.300%	03/01/13	1,600,330
110,000	Morgan Stanley	6.250%	08/28/17	106,435
1,180,000	The Goldman Sachs Group, Inc.	5.700%	09/01/12	1,235,220
				8,578,026
Real Estate Investment Trust — Apartments (.4%)
1,355,000	ERP Operating, LP	5.750%	06/15/17	1,264,052
Real Estate Investment Trust — Health Care (.4%)
1,585,000	Healthcare Realty Trust, Inc. (d)	5.125%	04/01/14	1,396,937
Real Estate Investment Trust — Retail (.5%)
1,580,000	WEA Finance, LLC - 144A Issue (e)	7.500%	06/02/14	1,566,613
Health Care (3.2%)
Biotechnology (.1%)
425,000	Amgen, Inc.	6.400%	02/01/39	452,054
Drugs (1.8%)
590,000	Express Scripts, Inc.	6.250%	06/15/14	624,284
390,000	Express Scripts, Inc.	7.250%	06/15/19	430,070
2,595,000	Hospira, Inc.	6.400%	05/15/15	2,731,642
1,955,000	Novartis Securities Investment, Ltd. (b)	5.125%	02/10/19	2,000,133
				5,786,129
Managed Care (.4%)
1,550,000	Humana, Inc.	8.150%	06/15/38	1,240,462
Medical Products/Supplies (.9%)
1,000,000	Beckman Coulter, Inc.	7.000%	06/01/19	1,056,899
1,255,000	Laboratory Corporation of America Holdings (d)	5.500%	02/01/13	1,231,679
630,000	Quest Diagnostics, Inc.	5.450%	11/01/15	610,607
				2,899,185

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Technology (1.3%)
Computer Services & Software (1.3%)
$1,505,000	Intuit, Inc. (d)	5.750%	03/15/17	$1,429,934
2,965,000	Oracle Corporation	6.125%	07/08/39	2,945,134
				4,375,068
Transportation (.3%)
Airlines (.3%)
980,000	Continental Airlines, Inc.	9.000%	07/08/16	975,100
Utilities (1.1%)
Electric Companies (1.1%)
1,117,000	Bruce Mansfield Unit (d)	6.850%	06/01/34	950,165
1,360,000	CenterPoint Energy Houston Electric, LLC	7.000%	03/01/14	1,468,161
650,000	Pacificorp	6.000%	01/15/39	681,230
525,000	Pennsylvania Electric Company (d)	5.125%	04/01/14	515,601
				3,615,157
	Total corporate obligations (cost: $95,630,605)			94,772,185
	Total long-term debt securities (cost: $367,383,037)			318,706,706

Shares
Short-Term Securities (6.6%)
Investment Companies (6.6%)
2,689,937	Dreyfus Treasury Cash Management Fund, current rate 0.040	2,689,937
19,146,592	SEI Daily Income Trust Treasury Fund - Class A, current rate 0.050	19,146,592
	Total investment companies (cost: $21,836,529)	21,836,529
	Total short-term securities (cost: $21,836,529)	21,836,529
	Total investments in securities (cost: $389,219,566) (n)	$340,543,235
	Liabilities in excess of cash and other assets (-3.2%)	(10,580,593)
	Total net assets (100%)	$329,962,642

Investments in Securities Legend

(a)  Securities are valued by procedures described in note 2 of the Notes to Investments in Securities.

(b)  The Portfolio held 2.5% of net assets in foreign securities at June 30, 2009.

(c)  Variable rate security.

(d)  Represents ownership in an illiquid security. (See note 4 of the Notes to Investments in Securities.) Information concerning the illiquid securities held at June 30, 2009, which includes cost and acquisition date, is as follows:

Security:	Acquisition Date	Acquisition Cost
ABFS Mortgage Loan Trust	09/19/05	$444,827
Allied Capital Corporation	07/20/06	3,349,665
Banc of America Alternative Loan Trust	11/01/06	690,912
Banco Hipotecario Nacional - 144A Issue*	01/08/01	69,485
Bruce Mansfield Unit	07/10/07	1,117,000
Citigroup/Deutsche Bank Commercial Mortgage Trust - 144A Issue*	02/28/06	3,562,569
CitiMortgage Alternative Loan Trust	07/30/07	484,785
Countryplace Manufactured Housing Contract - 144A Issue*	06/29/05	1,754,843

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

Security:	Acquisition Date	Acquisition Cost
Ford Credit Auto Owner Trust - 144A Issue*	08/22/06	$779,930
Ford Credit Auto Owner Trust - 144A Issue*	06/19/07	434,917
Global Mortgage Securitization, Ltd. - 144A Issue*	11/24/04	1,886,299
Healthcare Realty Trust, Inc.	Various	1,540,718
Hometown Commercial Mortgage - 144A Issue*	11/28/06	2,345,307
Hometown Commercial Mortgage - 144A Issue*	06/07/07	2,300,238
Intuit, Inc.	03/07/07	1,498,318
Jefferies Group, Inc.	Various	1,796,215
JPMorgan Auto Receivables Trust - 144A Issue*	11/07/07	335,446
Laboratory Corporation of America Holdings	07/27/06	1,197,107
Lazard Group, LLC	Various	1,415,768
Lehman Mortgage Trust	03/15/07	2,797,968
Liberty Mutual Group, Inc. - 144A Issue*	Various	1,956,829
Magellan Midstream Partners, LP	07/09/08	659,947
Multi Security Asset Trust - 144A Issue*	02/24/05	630,510
Multi Security Asset Trust - 144A Issue*	02/24/05	1,521,239
Oakwood Mortgage Investors, Inc.†	03/25/03	150,154
OneBeacon US Holdings, Inc.	Various	2,846,601
Pennsylvania Electric Company	03/29/04	524,144
RESI Finance, LP - 144A Issue*	05/27/09	1,112,455
StanCorp Financial Group, Inc.	05/23/07	998,070
StanCorp Financial Group, Inc.	Various	2,486,225
Symetra Financial Corporation - 144A Issue*	03/23/06	1,396,332
Symetra Financial Corporation - 144A Issue*	10/04/07	1,048,572
		$45,133,395

*  A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.

†  Represents a private placement security.

(e)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(f)  Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(g)  U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h)  At June 30, 2009 the total cost of investments issued on a when-issued or forward commitment basis was $19,557,191.

(i)  Fully or partially pledged as initial margin deposits on open futures contracts.

See accompanying notes to financial statements.

Bond Portfolio
Investments in Securities – continued

Holdings of Open Futures Contracts

On June 30, 2009, securities with an aggregate market value of $459,125 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
U.S. 2-Year Treasury Notes	September 2009	93	Long	$38,292	$—
U.S. 5-Year Treasury Notes	September 2009	54	Long	87,548	—
U.S. 10-Year Treasury Notes	September 2009	90	Long	—	125,494
U.S. 30-Year Treasury Bonds	September 2009	68	Short	—	29,474
		305		$125,840	$154,968

(j)  Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.

(k)  Represents a security that remains at a specified coupon until a predetermined date, at which time the next stated rate becomes the effective rate.

(l)  Security pledged as collateral for when-issued purchase commitment outstanding as of June 30, 2009.

(m)  This security is being fair-valued according to procedures approved by the Board of Directors.

(n)  At June 30, 2009 the cost of securities for federal income tax purposes was $389,220,378. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$10,091,595
Gross unrealized depreciation	(58,768,737)
Net unrealized depreciation	$(48,677,143)

See accompanying notes to financial statements.

Money Market Portfolio
Investments in Securities

June 30, 2009
(Unaudited)

(Percentages of each investment category relate to total net assets.)

Principal		Rate	Maturity	Market Value(a)
Commercial Paper (41.7%)
Basic Materials (1.7%)
Electrical Equipment (1.7%)
$2,250,000	Emerson Electric Company (e)	0.690%	07/16/09	$2,249,813
Capital Goods (4.2%)
Aerospace/Defense (2.7%)
2,000,000	United Technologies Corporation (e)	0.550%	08/20/09	1,999,444
1,500,000	United Technologies Corporation (e)	0.590%	08/28/09	1,499,517
				3,498,961
Office Equipment (1.5%)
2,000,000	Pitney Bowes, Inc. (e)	0.390%	07/21/09	1,999,800
Consumer Cyclical (.7%)
Leisure (.7%)
944,682	Harley-Davidson Motorcycles, Inc.	1.489%	05/15/10	944,682
Consumer Staples (8.4%)
Beverage (3.0%)
2,000,000	The Coca-Cola Company (e)	0.410%	08/07/09	1,999,548
1,500,000	The Coca-Cola Company (e)	0.690%	08/11/09	1,499,641
500,000	The Coca-Cola Company (e)	1.340%	08/04/09	499,835
				3,999,024
Food (2.7%)
1,000,000	Nestle Capital Corporation (e)	0.340%	08/27/09	999,683
1,000,000	Nestle Capital Corporation (e)	0.510%	07/20/09	999,894
1,500,000	Nestle Capital Corporation (e)	0.610%	07/09/09	1,499,923
				3,499,500
Personal Care (2.7%)
3,600,000	Procter and Gamble International (b) (c)	0.996%	05/07/10	3,600,902
Energy (2.9%)
Oil & Gas (2.9%)
1,300,000	Total Capital SA (e)	0.410%	09/24/09	1,299,263
1,000,000	Total Capital SA (e)	0.410%	09/28/09	999,407
1,500,000	Total Capital SA (e)	0.430%	09/09/09	1,499,329
				3,797,999
Financial (6.3%)
Consumer Finance (1.7%)
2,205,000	American Express Centurion Bank (c)	0.375%	09/22/09	2,171,905
Equipment Finance (1.5%)
1,414,534	CNH Equipment Trust	1.352%	06/04/10	1,414,534
534,832	CNH Equipment Trust	1.736%	04/15/10	534,832
				1,949,366
Finance — Diversified (2.8%)
3,745,000	HSBC Holdings, PLC (b)	7.500%	07/15/09	3,752,559

See accompanying notes to financial statements.

Money Market Portfolio
Investments in Securities – continued

Principal		Rate	Maturity	Market Value(a)
Financial—continued
Real Estate Investment Trust — Diversified (.3%)
$350,000	E.I. Du Pont de Nemours & Company (e)	0.320%	07/21/09	$349,951
Health Care (12.0%)
Chemicals (2.7%)
3,610,000	Praxair, Inc. (c)	0.751%	05/26/10	3,610,000
Drugs (5.7%)
1,000,000	Abbott Laboratories (e)	0.410%	08/21/09	999,717
2,000,000	Abbott Laboratories (e)	0.450%	07/28/09	1,999,745
1,000,000	Abbott Laboratories (e)	0.510%	07/02/09	999,994
3,495,000	Roche Holdings, Inc. - 144A Issue (c) (f)	1.661%	02/25/10	3,507,655
				7,507,111
Medical Products/Supplies (3.6%)
2,000,000	Johnson & Johnson (e)	0.380%	09/21/09	1,998,998
1,750,000	Johnson & Johnson (e)	0.470%	09/29/09	1,748,906
1,000,000	Medtronic, Inc. (e)	0.310%	07/17/09	999,929
				4,747,833
Manufacturing (3.0%)
Manufacturing (3.0%)
3,850,000	3M Company - 144A Issue (f)	7.139%	12/12/10	3,971,418
Technology (1.5%)
Aerospace/Defense (1.5%)
2,000,000	Honeywell International, Inc. (e)	1.070%	07/01/09	2,000,000
Utilities (1.0%)
Electric Companies (1.0%)
1,355,000	Georgia Power Company (c)	1.164%	03/17/10	1,361,556
	Total commercial paper (cost: $55,012,380)			55,012,380
U.S. Government Obligations (46.7%)
Discount Note (46.7%)
2,000,000	Federal Home Loan Mortgage Corporation	0.130%	07/13/09	1,999,900
2,000,000	Federal Home Loan Mortgage Corporation	0.150%	07/23/09	1,999,792
1,800,000	Federal Home Loan Mortgage Corporation	0.160%	07/20/09	1,799,848
2,700,000	Federal Home Loan Mortgage Corporation	0.170%	07/29/09	2,699,716
2,500,000	Federal Home Loan Mortgage Corporation	0.180%	08/06/09	2,499,575
2,000,000	Federal Home Loan Mortgage Corporation	0.180%	09/10/09	1,999,172
1,750,000	Federal Home Loan Mortgage Corporation	0.190%	08/24/09	1,749,528
2,000,000	Federal Home Loan Mortgage Corporation	0.190%	09/14/09	1,999,271
1,000,000	Federal Home Loan Mortgage Corporation	0.210%	08/10/09	999,778
2,375,000	Federal Home Loan Mortgage Corporation	0.210%	08/25/09	2,374,383
2,000,000	Federal Home Loan Mortgage Corporation	0.210%	09/08/09	1,999,272
1,500,000	Federal National Mortgage Association	0.040%	08/05/09	1,499,767
2,375,000	Federal National Mortgage Association	0.130%	08/31/09	2,374,316
500,000	Federal National Mortgage Association	0.140%	07/17/09	499,971
1,500,000	Federal National Mortgage Association	0.140%	08/18/09	1,499,760
1,000,000	Federal National Mortgage Association	0.150%	07/02/09	999,996
3,000,000	Federal National Mortgage Association	0.150%	07/14/09	2,999,848

See accompanying notes to financial statements.

Money Market Portfolio
Investments in Securities – continued

Principal		Rate	Maturity	Market Value(a)
Discount Note—continued
$1,000,000	Federal National Mortgage Association	0.150%	10/02/09	$999,690
2,000,000	Federal National Mortgage Association	0.160%	07/08/09	1,999,938
3,150,000	Federal National Mortgage Association	0.160%	07/30/09	3,149,543
1,500,000	Federal National Mortgage Association	0.170%	07/07/09	1,499,960
2,000,000	Federal National Mortgage Association	0.170%	07/10/09	1,999,918
3,000,000	Federal National Mortgage Association	0.170%	07/22/09	2,999,738
1,200,000	Federal National Mortgage Association	0.200%	08/26/09	1,199,664
1,500,000	Federal National Mortgage Association	0.210%	07/27/09	1,499,772
1,500,000	Federal National Mortgage Association	0.210%	08/12/09	1,499,703
2,000,000	Federal National Mortgage Association	0.210%	09/01/09	1,999,346
1,540,000	Federal National Mortgage Association	0.210%	09/02/09	1,539,434
2,500,000	Federal National Mortgage Association	0.220%	08/03/09	2,499,565
1,000,000	Federal National Mortgage Association	0.220%	08/17/09	999,772
2,000,000	Federal National Mortgage Association	0.240%	07/06/09	1,999,936
1,500,000	Federal National Mortgage Association	0.250%	10/06/09	1,499,151
2,250,000	Federal National Mortgage Association	0.320%	09/25/09	2,248,871
	Total U.S. government obligations (cost: $61,627,894)			61,627,894
Other Short-Term Investments (10.8%)
Asset-Backed Securities (10.8%)
1,750,000	American Honda Finance Corporation	0.620%	08/19/09	1,749,357
335,000	American Honda Finance Corporation	0.650%	08/27/09	334,798
1,500,000	American Honda Finance Corporation	0.690%	09/16/09	1,498,973
2,091,668	Carmax Auto Owner Trust	1.664%	05/07/10	2,092,068
1,450,000	Ford Credit Auto Owner Trust - 144A Issue (d)	0.988%	06/15/10	1,450,000
1,676,689	Ford Credit Auto Owner Trust - 144A Issue (c) (d)	1.861%	04/15/10	1,676,689
789,681	Honda Auto Receivables	1.318%	05/17/10	789,681
1,146,199	Nissan Auto Receivables Owner Trust (c)	1.764%	04/15/10	1,146,199
424,380	Nissan Auto Receivables Owner Trust (c)	3.037%	12/15/09	424,380
1,270,103	Valet 2008	2.358%	01/20/10	1,270,103
999,532	Volkswagen Auto Lease	1.452%	05/17/10	999,532
813,801	World Omni Auto Receivables	1.622%	04/15/10	813,801
	Total other short-term investments (cost: $14,245,581)			14,245,581

Shares
Investment Companies (.6%)
218,066	Federated Money Market Obligation Trust Prime Obligation Fund, current rate 0.160%	218,066
600,000	SEI Daily Income Trust Treasury Fund - Class A, current rate 0.050%	600,000
	Total investment companies (cost: $818,066)	818,066
	Total investments in securities (cost: $131,703,921) (g)	$131,703,921
	Cash and other assets in excess of liabilities (.2%)	236,668
	Total net assets (100%)	$131,940,589

See accompanying notes to financial statements.

Money Market Portfolio
Investments in Securities – continued

Investments in Securities Legend

(a)  Securities are valued by procedures described in note 2 of the Notes to Investment in Securities.

(b)  The Portfolio held 5.6% of net assets in foreign securities at June 30, 2009.

(c)  Variable rate security.

(d)  Represents ownership in an illiquid security. (See note 4 of the Notes to Investments in Securities.) Information concerning the illiquid securities held at June 30, 2009, which includes cost and acquisition date, is as follows:

Security:	Acquisition Date	Acquisition Cost
Ford Credit Auto Owner Trust* – 144A Issue	06/09/09	$1,450,000
Ford Credit Auto Owner Trust* – 144A Issue	03/25/09	1,676,689
		$3,126,689

*  A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.

(e)  Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". This security has been determined to be liquid under guidelines established by the Board of Directors. In the aggregate such securities represent 22.8% of the Portfolio's net assets as of June 30, 2009.

(f)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(g)  Also represents the cost of securities for federal income tax purposes at June 30, 2009.

See accompanying notes to financial statements.

Mortgage Securities Portfolio
Investments in Securities

June 30, 2009
(Unaudited)

(Percentages of each investment category relate to total net assets.)

Principal		Coupon	Maturity	Market Value(a)
Long-Term Debt Securities (88.0%)
Government Obligations (62.4%)
U.S. Government and Agency Obligations (62.4%)
Federal Home Loan Mortgage Corporation (FHLMC) (7.7%)
$45,000	(g)	4.500%	07/01/39	$44,789
1,140,000	(g)	5.000%	07/01/35	1,159,238
742,639		5.000%	08/01/35	758,275
1,063,908		5.000%	11/01/35	1,086,308
549,693	(k)	5.500%	06/01/20	576,628
518,625	(g)	5.500%	10/01/20	544,038
527,195		5.500%	05/01/34	549,528
324,904	(k)	5.500%	05/01/34	338,684
736,452		6.000%	09/01/22	779,746
1,178,086	(k)	6.000%	11/01/33	1,238,118
745,000	(g)	6.000%	07/01/37	777,361
587,222		6.250%	12/15/23	623,923
303,736	(g)	6.500%	11/01/32	325,573
				8,802,209
Federal National Mortgage Association (FNMA) (48.1%)
478,372		4.500%	11/01/23	482,644
400,000	(h)	4.750%	12/15/10	423,124
825,490		5.000%	05/01/18	860,953
520,986	(g) (k)	5.000%	10/01/20	542,769
2,890,000	(g)	5.000%	07/01/33	2,942,381
2,115,560	(k)	5.000%	11/01/33	2,164,400
4,341,817		5.000%	03/01/34	4,438,660
528,626		5.000%	05/01/34	540,417
501,786		5.000%	12/01/34	513,370
503,731		5.500%	01/01/17	531,563
532,194		5.500%	02/01/18	561,102
1,198,458	(g) (k)	5.500%	03/01/18	1,266,545
765,734		5.500%	02/01/24	796,999
1,811,118	(k)	5.500%	04/01/33	1,888,022
649,369		5.500%	05/01/33	675,510
173,709		5.500%	01/01/34	180,249
175,164	(k)	5.500%	01/01/34	181,758
297,444		5.500%	02/01/34	308,642
2,842,747		5.500%	03/01/34	2,967,473
1,409,119		5.500%	04/01/34	1,461,286
2,167,016	(k)	5.500%	04/01/34	2,261,908
211,051		5.500%	05/01/34	218,865
2,538,000	(g)	5.500%	07/01/34	2,619,693
904,657		5.500%	09/01/34	942,800
788,481		5.500%	10/01/34	817,672
973,252		5.500%	01/01/35	1,009,284
1,128,280		5.500%	02/01/35	1,172,696
759,746		5.500%	08/01/35	789,061
250,492		5.500%	10/01/35	261,204
204,881		5.500%	05/01/38	211,782

See accompanying notes to financial statements.

Mortgage Securities Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Government Obligations—continued
$133,475		6.000%	09/01/32	$141,526
1,582,726		6.000%	10/01/32	1,681,700
1,153,241		6.000%	11/01/32	1,222,529
1,275,271		6.000%	03/01/33	1,354,593
492,274		6.000%	04/01/33	518,436
430,211		6.000%	12/01/33	453,075
690,000	(g)	6.000%	07/01/34	721,050
517,588		6.000%	08/01/34	544,286
316,349		6.000%	09/01/34	332,667
147,369		6.000%	11/01/34	154,970
1,656,357		6.000%	12/01/34	1,741,796
315,822		6.000%	11/01/36	330,830
508,586		6.000%	07/01/37	532,277
923,076		6.000%	09/01/37	966,075
781,682		6.000%	07/01/38	817,928
837,024		6.000%	12/01/38	876,015
1,052,072		6.500%	02/01/32	1,136,459
396,719		6.500%	04/01/32	425,947
178,527		6.500%	05/01/32	193,344
1,350,824		6.500%	07/01/32	1,465,710
31,115		6.500%	09/01/32	33,430
170,000	(g)	6.500%	07/01/34	181,050
94,993		6.500%	09/01/34	101,733
70,853		6.500%	11/01/34	75,880
745,634	(g)	6.500%	03/01/35	801,105
345,451		6.500%	02/01/36	368,884
602,749		6.500%	06/01/36	642,975
243,422		6.500%	08/01/37	259,667
1,423,314	(k)	6.500%	09/01/37	1,517,858
562,398		7.000%	09/01/31	618,142
59,649		7.000%	11/01/31	65,507
364,648		7.000%	02/01/32	401,604
70,461	(k)	7.000%	07/01/32	77,590
212,502		7.000%	10/01/37	230,816
197,779	(k)	7.000%	10/01/37	214,824
133,945		7.500%	04/01/31	146,772
				55,381,882
Government National Mortgage Association (GNMA) (6.5%)
19,840,320	(c) (f)	0.813%	03/16/42	84,494
17,416,269	(c) (f)	0.997%	06/17/45	634,640
5,639,450	(c) (f)	1.337%	07/16/40	143,979
8,546,051	(c) (f)	1.393%	03/16/34	239,715
749,744	(k)	5.000%	05/15/33	769,308
1,551,331		5.500%	12/15/34	1,609,627
2,460,000	(g)	5.500%	07/01/35	2,539,950
825,574		5.500%	07/15/38	854,018
623,247		5.500%	10/15/38	644,720
				7,520,451

See accompanying notes to financial statements.

Mortgage Securities Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Government Obligations—continued
Vendee Mortgage Trust (.1%)
$120,486	Vendee Mortgage Trust	7.793%	02/15/25	$130,313
	Total U.S. government and agency obligations (cost: $70,980,402)			71,834,855
Asset-Backed Securities (9.0%)
355,422	ABFS Mortgage Loan Trust (j)	6.990%	12/25/31	147,199
890,745	ABFS Mortgage Loan Trust (d) (j)	7.423%	12/15/33	199,978
284,168	Associates Manufactured Housing Pass-Through Certificates (c)	7.900%	03/15/27	283,947
365,221	BankAmerica Manufactured Housing Contract Trust (c)	7.015%	01/10/28	352,689
2,952,943	BankAmerica Manufactured Housing Contract Trust (k)	7.800%	10/10/26	2,895,345
625,000	Capital Auto Receivables Asset Trust - 144A Issue (e)	8.300%	02/18/14	446,206
350,000	Centex Home Equity (j)	5.048%	06/25/35	278,428
83,330	Conseco Financial Corporation (c)	7.950%	08/15/25	82,182
212,618	Conseco Financial Corporation	8.300%	11/15/19	185,119
252,848	Conseco Financial Corporation (k)	8.400%	06/15/19	235,363
1,080,000	Countryplace Manufactured Housing Contract - 144A Issue (c) (d) (l)	4.800%	12/15/35	703,350
52,008	Countrywide Asset-Backed Certificates (c)	0.424%	07/25/27	49,694
1,416,728	Countrywide Asset-Backed Certificates (j)	6.518%	01/25/29	303,938
836,317	Credit-Based Asset Servicing and Securitization, LLC (j)	5.109%	05/25/35	802,637
881,241	Credit-Based Asset Servicing and Securitization, LLC - 144A Issue (e) (j)	5.970%	10/25/36	770,690
875,000	Flagstar Home Equity Loan Trust - 144A Issue (e) (j)	5.997%	01/25/35	147,690
220,000	Ford Credit Auto Owner Trust - 144A Issue (d)	7.050%	12/15/13	133,731
425,000	Ford Credit Auto Owner Trust - 144A Issue (d)	7.120%	02/15/13	300,184
1,305,000	JPMorgan Mortgage Acquisition Corporation (j)	6.337%	08/25/36	366,532
247,377	Lehman XS Trust (j)	5.690%	12/25/35	152,374
165,995	Oakwood Mortgage Investors, Inc.	7.375%	08/15/27	162,059
157,788	Oakwood Mortgage Investors, Inc. (d)	8.100%	08/15/26	153,170
500,000	Origen Manufactured Housing	4.750%	08/15/21	454,499
260,000	Origen Manufactured Housing	5.605%	05/15/22	221,593
500,000	Origen Manufactured Housing	5.910%	01/15/37	355,232
471,257	Residential Asset Mortgage Products, Inc. (c)	5.145%	01/25/35	63,077
395,482	Residential Asset Mortgage Products, Inc. (j)	5.597%	12/25/33	152,939
28,869	Residential Funding Mortgage Securities II, Inc. (j)	5.090%	07/25/33	26,773
	Total asset-backed securities (cost: $16,365,340)			10,426,618
Other Mortgage-Backed Securities (16.6%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (9.5%)
1,674,483	Banc of America Alternative Loan Trust (c)	5.571%	09/25/35	222,614
773,308	Banc of America Alternative Loan Trust (c)	5.666%	11/25/35	47,338
1,119,216	Banc of America Alternative Loan Trust (c)	5.803%	01/25/36	122,597
185,824	Banc of America Alternative Loan Trust	6.000%	12/25/34	116,111
1,012,151	Banc of America Alternative Loan Trust (c)	6.220%	05/25/46	109,479
1,528,461	Banc of America Funding Corporation (c) (k)	5.001%	09/20/34	908,662

See accompanying notes to financial statements.

Mortgage Securities Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Other Mortgage-Backed Securities—continued
$1,335,286	Banc of America Funding Corporation	6.500%	07/20/32	$1,030,999
10,000	Banco Hipotecario Nacional - 144A Issue (b) (c) (d) (i)	1.759%	03/25/11	50
425	Banco Hipotecario Nacional - 144A Issue (b) (d) (i)	7.540%	05/31/17	2
50,980	Banco Hipotecario Nacional - 144A Issue (b) (d) (i)	7.916%	07/25/09	255
464,626	Bear Stearns Mortgage Securities, Inc.	8.000%	11/25/29	434,895
952,409	BlackRock Capital Finance, LP - 144A Issue (e)	7.750%	09/25/26	285,723
358,975	CitiMortgage Alternative Loan Trust (c) (d)	6.237%	07/25/37	2,171
881,489	First Horizon Asset Securities, Inc. (c)	5.970%	08/25/37	70,425
650,782	Global Mortgage Securitization, Ltd. (b)	5.250%	04/25/32	375,556
476,736	Global Mortgage Securitization, Ltd. (b) (c)	5.410%	04/25/32	167,013
1,579,484	Global Mortgage Securitization, Ltd. - 144A Issue (b) (d)	5.250%	11/25/32	1,119,090
1,125,000	JPMorgan Alternative Loan Trust (c)	5.950%	11/25/36	516,742
979,267	JPMorgan Mortgage Trust (c)	4.822%	07/25/35	75,961
448,269	JPMorgan Mortgage Trust (c)	5.098%	11/25/33	245,952
1,384,178	JPMorgan Mortgage Trust (c)	5.673%	09/25/35	258,047
1,475,000	JPMorgan Mortgage Trust (c)	6.041%	10/25/36	885,323
943,221	JPMorgan Mortgage Trust	6.197%	08/25/36	52,516
192,342	Morgan Stanley Dean Witter Capital I (c)	6.510%	04/25/17	140,857
127,920	Prudential Home Mortgage Securities - 144A Issue (e)	7.900%	04/28/22	103,189
14,804	Prudential Home Mortgage Securities - 144A Issue (c) (e)	7.963%	09/28/24	9,881
799,635	RESI Finance, LP - 144A Issue (b) (c) (d) (l)	1.860%	09/10/35	342,968
1,348,318	Residential Accredit Loans, Inc.	5.750%	06/25/33	828,336
111,823	Residential Accredit Loans, Inc. - 144A Issue (e)	6.250%	03/25/14	98,403
1,065,000	Structured Adjustable Rate Mortgage Loan Trust (c)	5.400%	11/25/35	137,120
43,610	Structured Asset Mortgage Investments, Inc. (c)	5.457%	04/30/30	30,631
834,111	Structured Asset Securities Corporation	5.250%	08/25/33	502,942
1,265,694	Structured Asset Securities Corporation (j)	5.630%	05/25/34	507,166
1,982,750	Structured Asset Securities Corporation (j)	6.000%	06/25/34	713,017
101,480	Structured Asset Securities Corporation (j)	6.290%	11/25/32	38,091
1,040,000	Wells Fargo Alternative Loan Trust	6.000%	07/25/37	321,294
992,476	Wells Fargo Alternative Loan Trust (c)	6.086%	07/25/37	57,407
1,130,335	Wells Fargo Alternative Loan Trust (c) (d)	6.086%	07/25/37	42,716
				10,921,539
Commercial Mortgage-Backed Securities (7.1%)
1,310,148	Asset Securitization Corporation (c) (f)	2.172%	08/13/29	226,015
869,705	Asset Securitization Corporation (d) (f)	2.433%	08/13/27	149,178
7,135,822	Asset Securitization Corporation - 144A Issue (c) (e) (f)	1.681%	10/13/26	172,010
460,000	Banc of America Commercial Mortgage, Inc. - 144A Issue (c) (e)	5.104%	12/10/42	190,348
1,000,000	Banc of America Commercial Mortgage,
	Inc. - 144A Issue (e)	6.200%	07/11/43	406,480
725,000	Bear Stearns Commercial Mortgage Securities, Inc.	6.500%	02/15/32	526,318
432,346	Chase Commercial Mortgage Securities Corporation	7.198%	01/15/32	434,493

See accompanying notes to financial statements.

Mortgage Securities Portfolio
Investments in Securities – continued

Principal		Coupon	Maturity	Market Value(a)
Other Mortgage-Backed Securities—continued
$450,000	Commercial Mortgage Pass-Through Certificates - 144A Issue (c) (e)	5.756%	02/05/19	$213,164
2,726,000	FFCA Secured Lending Corporation - 144A Issue (c) (d)	1.418%	02/18/22	2,151,768
1,290,000	FFCA Secured Lending Corporation - 144A Issue (c) (d)	1.668%	02/18/22	971,883
101,212	GMAC Commercial Mortgage Securities, Inc. (d) (l)	5.940%	07/01/13	83,500
1,230,074	Hometown Commercial Mortgage - 144A Issue (d)	5.506%	11/11/38	555,000
365,000	JPMorgan Chase Commercial Mortgage Securities Corporation	3.837%	01/12/39	353,526
1,500,000	JPMorgan Chase Commercial Mortgage Securities Corporation - 144A Issue (c) (e)	6.221%	10/12/37	955,921
300,000	LB-UBS Commercial Mortgage Trust - 144A Issue (c) (e)	4.846%	02/15/37	122,778
13,141,769	Multi Security Asset Trust - 144A Issue (c) (d) (f)	1.067%	11/28/35	157,307
990,000	Multi Security Asset Trust - 144A Issue (c) (d)	5.880%	11/28/35	59,400
500,000	Nationslink Funding Corporation - 144A Issue (e)	5.000%	08/20/30	422,569
				8,151,658
	Total other mortgage-backed securities (cost: $45,055,427)			19,073,197
	Total long-term debt securities (cost: $132,401,169)			101,334,670

Shares
Short-Term Securities (21.4%)
Investment Companies (21.4%)
11,093,902	Dreyfus Treasury Cash Management Fund, current rate 0.040	11,093,902
2,500,000	Federated Government Obligations Fund, current rate 0.160	2,500,000
2,500,000	JP Morgan U.S. Government Money Market, current rate 0.210	2,500,000
8,560,443	SEI Daily Income Trust Treasury Fund - Class A, current rate 0.050	8,560,443
	Total short-term securities (cost: $24,654,345)	24,654,345
	Total investments in securities (cost: $157,055,514) (m)	$125,989,015
	Liabilities in excess of cash and other assets (-9.4%)	(10,824,141)
	Total net assets (100%)	$115,164,874

Investments in Securities Legend

(a)  Securities are valued by procedures described in note 2 of the Notes to Investment in Securities.

(b)  The Portfolio held 1.7% of net assets in foreign securities at June 30, 2009.

(c)  Variable rate security.

(d)  Represents ownership in an illiquid security. (See note 4 of the Notes to Investments in Securities.) Information concerning the illiquid securities held at June 30, 2009, which includes cost and acquisition date, is as follows:

Security:	Acquisition Date	Acquisition Cost
ABFS Mortgage Loan Trust	04/20/05	$911,339
Asset Securitization†	Various	203,968
Banco Hipotecario Nacional - 144A Issue*	05/18/00	375
Banco Hipotecario Nacional - 144A Issue*	09/06/02	1,078
Banco Hipotecario Nacional - 144A Issue*	Various	61,027

See accompanying notes to financial statements.

Mortgage Securities Portfolio
Investments in Securities – continued

Security:	Acquisition Date	Acquisition Cost
CitiMortgage Alternative Loan Trust	07/30/07	$241,396
Countryplace Manufactured Housing Contract - 144A Issue*	06/29/05	1,079,864
FFCA Secured Lending Corporation - 144A Issue*	05/14/03	2,384,398
FFCA Secured Lending Corporation - 144A Issue*	05/19/03	1,086,220
Ford Credit Auto Owner Trust - 144A Issue*	08/22/06	424,962
Ford Credit Auto Owner Trust - 144A Issue*	06/19/07	219,958
Global Mortgage Securitization, Ltd. - 144A Issue*	11/24/04	1,566,119
GMAC Commercial Mortgage†	Various	96,454
Hometown Commercial Mortgage - 144A Issue*	11/28/06	1,242,357
Multi Security Asset Trust - 144A Issue*	02/24/05	533,556
Multi Security Asset Trust - 144A Issue*	02/24/05	976,199
Oakwood Mortgage Investors, Inc.†	Various	164,612
RESI Finance, LP - 144A Issue*	06/01/06	813,876
Wells Fargo Alternative Loan Trust	06/26/07	1,074,519
		$13,082,277

*  A 144A Issue represents a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.

†  Represents a private placement security.

(e)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(f)  Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimate timing and amount of future cash flows.

(g)  At June 30, 2009 the total cost of investments issued on a when-issued or forward commitment basis is $14,244,274.

(h)  Fully or partially pledged as initial margin deposit on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2009, securities with an aggregate market value of $423,124 have been segregated to cover margin requirements for the following open futures contracts

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
U.S. 5-Year Treasury Notes	September 2009	10	Short	$14,728	$—
		10		$14,728	$0

(i)  Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.

(j)  Represents a security that remains at a specified coupon until a predetermined date, at which time the next stated rate becomes the effective rate.

(k)  Security pledged as collateral for when-issued purchase commitments outstanding as of June 30, 2009.

(l)  This security is being fair-valued according to procedures approved by the Board of Directors.

See accompanying notes to financial statements.

Mortgage Securities Portfolio
Investments in Securities – continued

(m)  At June 30, 2009 the cost of securities for federal income tax purposes was $157,055,514. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$2,112,869
Gross unrealized depreciation	(33,179,368)
Net unrealized depreciation	$(31,066,499)

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities

June 30, 2009
(Unaudited)

(Percentages of each investment category relate to total net assets.)

Shares		Market Value(a)
Common Stocks (96.9%)
Basic Materials (2.8%)
Chemicals (1.3%)
9,272	Air Products and Chemicals, Inc. (b)	$598,878
2,180	CF Industries Holdings, Inc. (b)	161,625
39,916	E.I. Du Pont de Nemours & Company (b)	1,022,648
3,208	Eastman Chemical Company (b)	121,583
7,417	Ecolab, Inc. (b)	289,189
3,477	International Flavors & Fragrances, Inc. (b)	113,767
7,264	PPG Industries, Inc. (b)	318,890
13,582	Praxair, Inc. (b)	965,273
5,402	Sigma-Aldrich Corporation (b)	267,723
47,514	The Dow Chemical Company (b)	766,876
		4,626,452
Construction (.1%)
5,393	Vulcan Materials Company (b) (e)	232,438
Containers — Metal/Glass (.1%)
7,440	Owens-Illinois, Inc. (b)	208,394
Iron and Steel (.3%)
4,805	AK Steel Holding Corporation (b)	92,208
4,350	Allegheny Technologies, Inc. (b)	151,946
13,889	Nucor Corporation (b)	617,088
6,330	United States Steel Corporation (b)	226,234
		1,087,476
Mining (.6%)
43,026	Alcoa, Inc. (b)	444,459
18,207	Freeport-McMoRan Copper & Gold, Inc. (b)	912,353
21,618	Newmont Mining Corporation (b)	883,528
3,718	Titanium Metals Corporation (b) (e)	34,168
		2,274,508

Shares		Market Value(a)
Basic Materials—continued
Paper and Forest (.5%)
4,390	Bemis Company, Inc. (b)	$110,628
19,087	International Paper Company (b) (e)	288,786
18,302	Kimberly-Clark Corporation (b)	959,574
7,554	MeadWestvaco Corporation (b)	123,961
7,190	Plum Creek Timber Company, Inc. (b)	214,118
9,342	Weyerhaeuser Company (b)	284,277
		1,981,344
Capital Goods (7.0%)
Aerospace/Defense (2.1%)
16,975	General Dynamics Corporation (b)	940,245
5,520	Goodrich Corporation (b)	275,834
5,145	L-3 Communications Holdings, Inc. (b)	356,960
14,427	Lockheed Martin Corporation (b)	1,163,538
14,285	Northrop Grumman Corporation (b)	652,539
17,403	Raytheon Company (b)	773,215
6,993	Rockwell Collins, Inc. (b)	291,818
32,114	The Boeing Company (b)	1,364,845
41,575	United Technologies Corporation (b)	2,160,237
		7,979,231
Containers — Metal/Glass (.1%)
4,148	Ball Corporation (b)	187,324
Electrical Equipment (1.9%)
7,391	Cooper Industries, Ltd. (b) (c)	229,491
33,185	Emerson Electric Company (b)	1,075,194
467,660	General Electric Company (b) (e)	5,480,975
6,029	Molex, Inc. (b)	93,751
		6,879,411

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Capital Goods—continued
Engineering/Construction (.5%)
26,604	Caterpillar, Inc. (b)	$878,996
7,928	Fluor Corporation (b)	406,627
5,410	Jacobs Engineering Group, Inc. (b)	227,707
8,610	Quanta Services, Inc. (b)	199,149
		1,712,479
Machinery (.3%)
18,693	Deere & Company (b)	746,785
2,473	Flowserve Corporation (b)	172,640
		919,425
Manufacturing (1.7%)
30,684	3M Company (b)	1,844,108
8,905	Cummins, Inc. (b)	313,545
11,276	Danaher Corporation (b)	696,180
8,227	Dover Corporation (b)	272,231
7,295	Eaton Corporation (b)	325,430
32,850	Honeywell International, Inc. (b)	1,031,490
16,999	Illinois Tool Works, Inc. (b)	634,743
8,041	ITT Corporation (b)	357,824
6,856	Leggett & Platt, Inc. (b)	104,417
5,195	Pall Corporation (b)	137,979
7,106	Parker Hannifin Corporation (b)	305,274
6,979	Sealed Air Corporation (b)	128,763
11,870	Textron, Inc. (b)	114,664
5,745	The Manitowoc Company, Inc. (b)	30,219
		6,296,867
Metal Fabrication (.1%)
6,253	Precision Castparts Corporation (b)	456,657
Waste Management (.3%)
14,239	Republic Services, Inc. (b)	347,574
3,772	Stericycle, Inc. (b)	194,371
21,736	Waste Management, Inc. (b)	612,086
		1,154,031

Shares		Market Value(a)
Communication Services (5.8%)
Broadcasting (.7%)
29,934	CBS Corporation - Class B (b)	$207,143
127,301	Comcast Corporation - Class A (b) (d)	1,844,591
23,147	The DIRECTV Group, Inc. (b)	571,962
		2,623,696
Computer Services & Software (—)
8,506	VeriSign, Inc. (b)	157,191
Publishing (—)
4,016	Scripps Networks Interactive, Inc. - Class A (b)	111,765
Service (.1%)
4,705	Salesforce.com, Inc. (b)	179,590
Telecommunication (1.8%)
17,562	American Tower Corporation - Class A (b)	553,730
3,927	Ciena Corporation (b)	40,644
68,622	Corning, Inc. (b)	1,102,069
6,261	Embarq Corporation (b)	263,338
5,810	Harris Corporation (b)	164,772
9,735	JDS Uniphase Corporation (b) (e)	55,684
11,180	MetroPCS Communications, Inc. (b)	148,806
101,238	Motorola, Inc. (b)	671,208
73,090	Qualcomm, Inc. (b)	3,303,668
17,399	Tellabs, Inc. (b) (e)	99,696
		6,403,615
Telephone (3.2%)
260,542	AT&T, Inc. (b)	6,471,863
4,412	CenturyTel, Inc. (b)	135,448
13,768	Frontier Communications Corporation (b)	98,303
65,332	Qwest Communications International, Inc. (b) (e)	271,128
126,708	Sprint Nextel Corporation (b)	609,465

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Communication Services—continued
125,446	Verizon Communications, Inc. (b)	$3,854,956
19,288	Windstream Corporation (b)	161,248
		11,602,412
Consumer Cyclical (8.3%)
Auto (.4%)
142,125	Ford Motor Company (b) (e)	862,699
26,180	Johnson Controls, Inc. (b) (e)	568,630
10,674	The Goodyear Tire & Rubber Company (b)	120,189
		1,551,518
Building Materials (—)
15,799	Masco Corporation (b)	151,354
Distribution Durables (.2%)
5,662	Fastenal Company (b)	187,809
7,050	Genuine Parts Company (b)	236,598
2,795	WW Grainger, Inc. (b)	228,855
		653,262
Entertainment (.1%)
13,064	International Game Technology (b)	207,718
2,958	Wynn Resorts, Ltd. (b)	104,417
		312,135
Hardware and Tools (.1%)
2,641	Black & Decker Corporation (b)	75,691
2,538	Snap-On, Inc. (b)	72,942
3,478	The Stanley Works (b)	117,696
		266,329
Home Builders (.1%)
5,474	Centex Corporation (b)	46,310
12,088	DR Horton, Inc. (b)	113,144
3,246	KB Home (b) (e)	44,405
6,166	Lennar Corporation - Class A (b)	59,749
9,383	Pulte Homes, Inc. (b)	82,852
		346,460

Shares		Market Value(a)
Consumer Cyclical—continued
Houseware (—)
3,221	Whirlpool Corporation (b)	$137,086
Leisure (.3%)
19,361	Carnival Corporation (b)	498,933
10,330	Harley-Davidson, Inc. (b)	167,449
5,456	Hasbro, Inc. (b)	132,253
15,753	Mattel, Inc. (b)	252,836
		1,051,471
Lodging — Hotel (.2%)
13,045	Marriott International, Inc. - Class A (b)	287,902
8,243	Starwood Hotels & Resorts Worldwide, Inc. (b)	182,995
7,850	Wyndham Worldwide Corporation (b)	95,142
		566,039
Photography/Imagery (—)
11,761	Eastman Kodak Company (b)	34,813
Publishing (.4%)
10,264	Gannett Company, Inc. (b) (e)	36,642
1,556	Meredith Corporation (b) (e)	39,756
101,585	News Corporation - Class A (b) (e)	925,439
13,905	The McGraw-Hill Companies, Inc. (b)	418,680
5,123	The New York Times Company - Class A (b) (e)	28,228
280	The Washington Post Company - Class B (b)	98,610
		1,547,355
Retail (5.7%)
3,834	Abercrombie & Fitch Company - Class A (b)	97,345
14,216	Amazon.com, Inc. (b)	1,189,311
4,761	AutoNation, Inc. (b) (e)	82,603
1,595	AutoZone, Inc. (b) (e)	241,020

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Consumer Cyclical—continued
11,487	Bed Bath & Beyond, Inc. (b)	$353,225
15,093	Best Buy Company, Inc. (b)	505,465
3,653	Big Lots, Inc. (b)	76,823
19,161	Costco Wholesale Corporation (b)	875,658
64,295	CVS/ Caremark Corporation (b)	2,049,082
6,134	Family Dollar Stores, Inc. (b)	173,592
7,243	GameStop Corporation - Class A (b)	159,418
74,885	Home Depot, Inc. (b)	1,769,533
9,826	JC Penney Company, Inc. (b)	282,104
13,477	Kohl's Corporation (b) (e)	576,142
11,867	Limited Brands, Inc. (b)	142,048
65,206	Lowe's Companies, Inc. (b)	1,265,648
18,500	Macy's, Inc. (b)	217,560
17,127	Nike, Inc. - Class B (b)	886,836
7,047	Nordstrom, Inc. (b) (e)	140,165
12,054	Office Depot, Inc. (b) (e)	54,966
5,960	O'Reilly Automotive, Inc. (b)	226,957
2,518	Polo Ralph Lauren Corporation (b)	134,814
5,450	RadioShack Corporation (b)	76,082
2,414	Sears Holding Corporation (b) (e)	160,579
31,550	Staples, Inc. (b) (e)	636,364
33,193	Target Corporation (b)	1,310,128
20,310	The Gap, Inc. (b) (e)	333,084
4,404	The Sherwin-Williams Company (b)	236,715
5,482	Tiffany & Company (b)	139,024
18,263	TJX Companies, Inc. (b) (e)	574,554
43,796	Walgreen Company (b)	1,287,602
98,554	Wal-Mart Stores, Inc. (b) (e)	4,773,956
		21,028,403
Service (.5%)
5,380	Convergys Corporation (b)	49,926
47,662	eBay, Inc. (b)	816,450

Shares		Market Value(a)
Consumer Cyclical—continued
9,276	Expedia, Inc. (b) (e)	$140,160
21,070	Interpublic Group of Companies, Inc. (b) (e)	106,404
5,559	Monster Worldwide, Inc. (b) (e)	65,652
13,751	Omnicom Group, Inc. (b)	434,257
6,694	Robert Half International, Inc. (b)	158,112
		1,770,961
Textiles (.2%)
5,792	Cintas Corporation (b)	132,289
14,025	Coach, Inc. (b)	376,992
3,883	VF Corporation (b)	214,924
		724,205
Trucks and Parts (.1%)
16,044	Paccar, Inc. (b)	521,590
Consumer Staples (11.5%)
Agriculture Products (.7%)
28,289	Archer-Daniels-Midland Company (b)	757,297
24,102	Monsanto Company (b)	1,791,743
		2,549,040
Beverage (2.4%)
4,298	Brown-Forman Corporation Class B (b)	184,728
13,924	Coca-Cola Enterprises, Inc. (b)	231,835
8,611	Constellation Brands, Inc. - Class A (b)	109,187
11,219	Dr Pepper Snapple Group, Inc. (b)	237,731
6,575	Molson Coors Brewing Company - Class B (b)	278,320
6,060	Pepsi Bottling Group, Inc. (b)	205,070
68,730	PepsiCo, Inc. (b)	3,777,401
87,923	The Coca-Cola Company (b)	4,219,425
		9,243,697
Entertainment (.7%)
81,998	The Walt Disney Company (b)	1,913,013
26,715	Viacom, Inc. - Class B (b)	606,430
		2,519,443

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Consumer Staples—continued
Food (1.7%)
8,818	Campbell Soup Company (b)	$259,426
19,674	ConAgra Foods, Inc. (b)	374,986
7,723	Dean Foods Company (b)	148,204
14,500	General Mills, Inc. (b)	812,290
13,915	HJ Heinz Company (b)	496,766
3,030	Hormel Foods Corporation (b)	104,656
11,149	Kellogg Company (b)	519,209
64,986	Kraft Foods, Inc. - Class A (b)	1,646,745
5,703	McCormick & Company, Inc. (b)	185,519
30,661	Sara Lee Corporation (b)	299,251
26,059	Sysco Corporation (b)	585,806
7,318	The Hershey Company (b)	263,448
5,211	The JM Smucker Company (b)	253,567
13,270	Tyson Foods, Inc. - Class A (b)	167,335
		6,117,208
Household Products (.3%)
4,986	Avery Dennison Corporation (b)	128,040
6,121	Clorox Company (b)	341,735
6,601	Fortune Brands, Inc. (b)	229,319
12,259	Newell Rubbermaid, Inc. (b)	127,616
5,832	Pactiv Corporation (b)	126,729
		953,439
Personal Care (2.4%)
18,856	Avon Products, Inc. (b)	486,108
22,062	Colgate-Palmolive Company (b)	1,560,666
5,096	The Estee Lauder Companies, Inc. - Class A (b)	166,486
128,720	The Procter & Gamble Company (b)	6,577,592
		8,790,852

Shares		Market Value(a)
Consumer Staples—continued
Restaurants (1.1%)
6,059	Darden Restaurants, Inc. (b)	$199,826
48,722	McDonald's Corporation (b)	2,801,028
32,489	Starbucks Corporation (b)	451,272
20,341	Yum! Brands, Inc. (b)	678,169
		4,130,295
Retail (.3%)
18,808	Safeway, Inc. (b)	383,119
9,264	Supervalu, Inc. (b)	119,969
28,756	The Kroger Company (b)	634,070
6,192	Whole Foods Market, Inc. (b) (e)	117,524
		1,254,682
Service (.2%)
4,778	Apollo Group, Inc. - Class A (b) (e)	339,811
2,726	DeVry, Inc. (b)	136,409
8,975	RR Donnelley & Sons Company (b)	104,290
		580,510
Tobacco (1.7%)
91,281	Altria Group, Inc. (b)	1,496,096
7,434	Lorillard, Inc. (b)	503,802
86,628	Philip Morris International, Inc. (b)	3,778,713
7,476	Reynolds American, Inc. (b)	288,723
		6,067,334
Energy (12.2%)
Mining (.2%)
7,987	Consol Energy, Inc. (b)	271,239
3,693	Massey Energy Company (b)	72,161
11,825	Peabody Energy Corporation (b)	356,642
		700,042
Oil & Gas (9.9%)
22,046	Anadarko Petroleum Corporation (b)	1,000,668
14,805	Apache Corporation (b)	1,068,181

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Energy—continued
4,523	Cabot Oil & Gas Corporation (b)	$138,585
24,856	Chesapeake Energy Corporation (b)	492,894
88,531	Chevron Corporation (b)	5,865,179
65,466	ConocoPhillips (b)	2,753,500
10,900	Denbury Resources, Inc. (b)	160,557
19,628	Devon Energy Corporation (b)	1,069,726
6,260	ENSCO International, Inc. (b)	218,286
11,043	EOG Resources, Inc. (b)	750,041
215,500	Exxon Mobil Corporation (b)	15,065,602
12,549	Hess Corporation (b)	674,509
31,291	Marathon Oil Corporation (b)	942,798
8,436	Murphy Oil Corporation (b)	458,244
12,413	Nabors Industries, Ltd. (b)	193,395
7,647	Noble Energy, Inc. (b)	450,944
35,837	Occidental Petroleum Corporation (b)	2,358,433
5,000	Pioneer Natural Resources Company (b)	127,500
6,936	Range Resources Corporation (b)	287,220
4,964	Rowan Companies, Inc. (b)	95,904
15,198	Southwestern Energy Company (b)	590,442
5,120	Sunoco, Inc. (b)	118,784
24,514	Valero Energy Corporation (b)	414,041
25,638	XTO Energy, Inc. (b)	977,833
		36,273,266
Oil & Gas Services (1.6%)
13,661	Baker Hughes, Inc. (b)	497,807
12,816	BJ Services Company (b)	174,682
9,593	Cameron International Corporation (b)	271,482
3,120	Diamond Offshore Drilling, Inc. (b)	259,116

Shares		Market Value(a)
Energy—continued
5,450	FMC Technologies, Inc. (b)	$204,811
39,579	Halliburton Company (b)	819,285
18,459	National Oilwell Varco, Inc. (b)	602,871
52,895	Schlumberger, Ltd. (b)	2,862,148
9,697	Smith International, Inc. (b)	249,698
6,040	Tesoro Corporation (b)	76,889
		6,018,789
Pipelines (.5%)
22,287	Dynegy, Inc. - Class A (b)	50,591
30,897	El Paso Corporation (b)	285,179
5,788	EQT Corporation (b)	202,059
7,665	Questar Corporation (b)	238,458
28,452	Spectra Energy Corporation (b)	481,408
25,616	Williams Companies, Inc. (b)	399,866
		1,657,561
Financial (13.7%)
Banks (4.8%)
357,158	Bank of America Corporation (b) (e)	4,714,486
28,568	BB&T Corporation (b) (e)	627,925
6,648	Comerica, Inc. (b)	140,605
32,454	Fifth Third Bancorp (b)	230,423
9,478	First Horizon National Corporation (b)	113,742
23,001	Hudson City Bancorp, Inc. (b)	305,683
24,006	Huntington Bancshares, Inc. (b) (e)	100,345
31,263	KeyCorp (b) (e)	163,818
3,618	M&T Bank Corporation (b) (e)	184,265
15,494	Marshall & Ilsley Corporation (b) (e)	74,371
10,641	Northern Trust Corporation (b)	571,209
15,301	People's United Financial, Inc. (b)	230,127
20,327	PNC Financial Services Group, Inc. (b) (e)	788,891

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Financial—continued
51,008	Regions Financial Corporation (b) (e)	$206,072
21,805	State Street Corporation (b)	1,029,196
20,424	SunTrust Banks, Inc. (b)	335,975
52,794	The Bank of New York Mellon Corporation (b)	1,547,392
83,744	U.S. Bancorp (b)	1,500,692
205,620	Wells Fargo & Company (b)	4,988,341
5,085	Zions Bancorporation (b)	58,783
		17,912,341
Commercial Services (.3%)
5,564	Equifax, Inc. (b)	145,220
14,922	H&R Block, Inc. (b)	257,106
8,425	Moody's Corporation (b) (e)	221,999
14,202	Paychex, Inc. (b)	357,890
8,624	Total Systems Services, Inc. (b)	115,475
		1,097,690
Consumer Finance (.2%)
3,204	Mastercard, Inc. - Class A (b)	536,061
Finance — Diversified (1.3%)
52,439	American Express Company (b)	1,218,682
11,178	Ameriprise Financial, Inc. (b)	271,290
19,955	Capital One Financial Corporation (b) (e)	436,615
17,094	CIT Group, Inc. (b)	36,752
3,004	CME Group, Inc. (b)	934,574
21,193	Discover Financial Services (b)	217,652
3,883	Federated Investors, Inc. - Class B (b)	93,541
3,240	IntercontinentalExchange, Inc. (b)	370,138
7,121	Janus Capital Group, Inc. (b) (e)	81,179
7,937	Leucadia National Corporation (b) (e)	167,391
20,571	SLM Corporation (b)	211,264
6,005	The Nasdaq OMX Group, Inc. (b)	127,967

Shares		Market Value(a)
Financial—continued
30,970	The Western Union Company (b)	$507,908
		4,674,953
Insurance (2.3%)
20,676	Aflac, Inc. (b)	642,817
118,832	American International Group, Inc. (b) (e)	137,845
12,224	AON Corporation (b)	462,923
5,174	Assurant, Inc. (b)	124,642
15,582	Chubb Corporation (b)	621,410
11,987	Cigna Corporation (b)	288,767
7,182	Cincinnati Financial Corporation (b)	160,518
19,057	Genworth Financial, Inc. Class A (b)	133,208
14,283	Hartford Financial Services Group, Inc. (b)	169,539
13,075	Lincoln National Corporation (b)	225,021
15,973	Loews Corporation (b)	437,660
23,076	Marsh & McLennan Companies, Inc. (b)	464,520
7,469	MBIA, Inc. (b) (e)	32,341
36,181	MetLife, Inc. (b)	1,085,792
13,719	Principal Financial Group, Inc. (b)	258,466
20,441	Prudential Financial, Inc. (b)	760,814
23,707	The Allstate Corporation (b) (e)	578,451
30,075	The Progressive Corporation (b)	454,433
25,867	The Travelers Companies, Inc. (b)	1,061,582
3,613	Torchmark Corporation (b)	133,826
14,546	Unum Group (b)	230,700
15,034	XL Capital, Ltd. (b) (e)	172,290
		8,637,565
Investment Bankers/Brokers (3.8%)
243,458	Citigroup, Inc. (b)	723,070
44,480	E*Trade Financial Corporation (b) (e)	56,934
6,683	Franklin Resources, Inc. (b)	481,243
18,164	Invesco, Ltd. (b) (e)	323,682

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Financial—continued
172,284	JPMorgan Chase & Company (b)	$5,876,609
6,309	Legg Mason, Inc. (b)	153,813
59,693	Morgan Stanley (b)	1,701,847
11,323	T Rowe Price Group, Inc. (b)	471,829
41,459	The Charles Schwab Corporation (b)	727,191
22,224	The Goldman Sachs Group, Inc. (b)	3,276,707
		13,792,925
Real Estate (—)
10,449	CB Richard Ellis Group, Inc. - Class A (b)	97,803
Real Estate Investment Trust — Apartments (.1%)
5,140	Apartment Investment & Management Company - Class A (b) (e)	45,489
3,558	AvalonBay Communities, Inc. (b)	199,035
12,064	Equity Residential (b)	268,183
		512,707
Real Estate Investment Trust — Diversified (.1%)
7,010	Vornado Realty Trust (b)	315,660
Real Estate Investment Trust — Health Care (.2%)
12,030	HCP, Inc. (b)	254,916
4,860	Health Care REIT, Inc. (b)	165,726
6,852	Ventas, Inc. (b)	204,601
		625,243
Real Estate Investment Trust — Hotels (.1%)
26,550	Host Hotels & Resorts, Inc. (b)	222,754
Real Estate Investment Trust — Office Property (.1%)
6,134	Boston Properties, Inc. (b)	292,592
Real Estate Investment Trust — Regional Mall (.2%)
12,371	Simon Property Group, Inc. (b)	636,241

Shares		Market Value(a)
Financial—continued
Real Estate Investment Trust — Self Storage (.1%)
5,522	Public Storage, Inc. (b)	$361,581
Real Estate Investment Trust — Shopping Centers (—)
14,293	Kimco Realty Corporation (b)	143,645
Real Estate Investment Trust — Warehouse/Industrial (—)
19,473	ProLogis (b)	156,952
Special Services (.1%)
11,454	NYSE Euronext (b)	312,122
Health Care (13.1%)
Biotechnology (1.4%)
44,709	Amgen, Inc. (b)	2,366,894
12,744	Biogen Idec, Inc. (b) (e)	575,392
20,321	Celgene Corporation (b)	972,157
11,901	Genzyme Corporation (b)	662,529
7,738	Life Technologies Corporation (b)	322,829
2,425	Millipore Corporation (b)	170,259
		5,070,060
Drugs (6.6%)
68,248	Abbott Laboratories (b)	3,210,386
13,600	Allergan, Inc. (b) (e)	647,088
13,336	AmerisourceBergen Corporation (b)	236,581
87,447	Bristol-Myers Squibb Company (b)	1,776,049
15,939	Cardinal Health, Inc. (b)	486,936
3,263	Cephalon, Inc. (b)	184,849
44,619	Eli Lilly & Company (b)	1,545,602
11,986	Express Scripts, Inc. (b)	824,038
13,339	Forest Laboratories, Inc. (b)	334,942
40,029	Gilead Sciences, Inc. (b)	1,874,958
7,107	Hospira, Inc. (b)	273,762
10,901	King Pharmaceuticals, Inc. (b)	104,977
21,303	Medco Health Solutions, Inc. (b)	971,630
93,117	Merck & Company, Inc. (b)	2,603,551
13,376	Mylan, Inc. (b) (e)	174,557
298,006	Pfizer, Inc. (b)	4,470,090

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Health Care—continued
71,931	Schering-Plough Corporation (b)	$1,806,907
4,686	Watson Pharmaceuticals, Inc. (b)	157,731
58,884	Wyeth (b)	2,672,745
		24,357,379
Health Care — Diversified (.1%)
4,844	Laboratory Corporation of America Holdings (b)	328,375
Hospital Management (—)
18,369	Tenet Healthcare Corporation (b)	51,801
Managed Care (1.0%)
19,736	Aetna, Inc. (b)	494,387
6,519	Coventry Health Care, Inc. (b)	121,970
7,466	Humana, Inc. (b)	240,853
11,987	McKesson Corporation (b)	527,428
52,531	UnitedHealth Group, Inc. (b)	1,312,224
21,403	WellPoint, Inc. (b)	1,089,199
		3,786,061
Medical Products/Supplies (3.8%)
26,719	Baxter International, Inc. (b)	1,415,038
10,602	Becton Dickinson & Company (b)	756,029
66,439	Boston Scientific Corporation (b)	673,691
4,398	CR Bard, Inc. (b)	327,431
6,540	Dentsply International, Inc. (b)	199,601
1,754	Intuitive Surgical, Inc. (b)	287,060
121,692	Johnson & Johnson (b)	6,912,106
49,355	Medtronic, Inc. (b)	1,721,996
3,993	Patterson Companies, Inc. (b)	86,648
15,309	St. Jude Medical, Inc. (b)	629,200
10,522	Stryker Corporation (b)	418,144
5,548	Varian Medical Systems, Inc. (b)	194,957
9,499	Zimmer Holdings, Inc. (b)	404,657
		14,026,558

Shares		Market Value(a)
Health Care—continued
Special Services (.2%)
4,555	DaVita, Inc. (b)	$225,290
6,631	Quest Diagnostics, Inc. (b)	374,187
		599,477
Technology (16.7%)
Computer Hardware (5.1%)
4,315	Affiliated Computer Services, Inc. - Class A (b)	191,672
39,387	Apple, Inc. (b) (d) (e)	5,609,890
76,799	Dell, Inc. (b)	1,054,450
105,383	Hewlett-Packard Company (b)	4,073,053
58,356	International Business Machines Corporation (b)	6,093,534
3,403	Lexmark International, Inc. - Class A (b)	53,938
9,125	Pitney Bowes, Inc. (b)	200,111
10,001	SanDisk Corporation (b)	146,915
32,935	Sun Microsystems, Inc. (b)	303,661
7,553	Teradata Corporation (b)	176,967
9,830	Western Digital Corporation (b)	260,495
38,146	Xerox Corporation (b)	247,186
		18,411,872
Computer Networking (3.0%)
7,632	Akamai Tehnologies, Inc. (b)	146,382
254,723	Cisco Systems, Inc. (b)	4,748,037
10,698	Google, Inc. - Class A (b)	4,510,170
23,092	Juniper Networks, Inc. (b)	544,971
61,561	Yahoo!, Inc. (b)	964,045
		10,913,605
Computer Peripherals (.3%)
88,878	EMC Corporation Massachusetts (b)	1,164,302
Computer Services & Software (5.0%)
23,076	Adobe Systems, Inc. (b)	653,051
10,008	Autodesk, Inc. (b) (e)	189,952
22,154	Automatic Data Processing, Inc. (b)	785,138

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Technology—continued
8,166	BMC Software, Inc. (b)	$275,929
17,340	CA, Inc. (b)	302,236
7,966	Citrix Systems, Inc. (b)	254,036
12,903	Cognizant Technology Solutions Corporation - Class A (b)	344,510
6,693	Computer Sciences Corporation (b)	296,500
10,685	Compuware Corporation (b)	73,299
14,233	Electronic Arts, Inc. (b)	309,141
8,420	Fidelity National Information Services, Inc. (b)	168,063
7,931	IMS Health, Inc. (b)	100,724
6,820	McAfee, Inc. (b)	287,736
338,008	Microsoft Corporation (b)	8,034,450
14,527	NetApp, Inc. (b)	286,472
15,231	Novell, Inc. (b)	68,996
167,260	Oracle Corporation (b)	3,582,709
36,117	Symantec Corporation (b)	561,981
15,596	Time Warner Cable, Inc. - Class A (b)	493,925
52,792	Time Warner, Inc. (b)	1,329,830
		18,398,678
Electrical Equipment (.1%)
9,346	Jabil Circuit, Inc. (b)	69,347
6,245	Rockwell Automation, Inc. (b)	200,589
		269,936
Electrical Instruments (.5%)
15,163	Agilent Technologies, Inc. (b)	307,961
7,571	Amphenol Corporation - Class A (b)	239,546
6,569	Flir Systems, Inc. (b)	148,197
3,061	Harman International Industries, Inc. (b)	57,547
5,138	PerkinElmer, Inc. (b)	89,401
18,494	Thermo Fischer Scientific, Inc. (b)	754,000
4,292	Waters Corporation (b)	220,909
		1,817,561

Shares		Market Value(a)
Technology—continued
Electronic Components — Semiconductor (2.4%)
24,660	Advanced Micro Devices, Inc. (b) (e)	$95,434
12,871	Altera Corporation (b)	209,540
12,880	Analog Devices, Inc. (b)	319,166
58,792	Applied Materials, Inc. (b)	644,948
18,815	Broadcom Corporation - Class A (b)	466,424
246,646	Intel Corporation (b)	4,081,991
7,428	KLA-Tencor Corporation (b)	187,557
9,812	Linear Technology Corporation (b)	229,110
28,565	LSI Corporation (b)	130,256
9,783	MEMC Electronic Materials, Inc. (b)	174,235
8,017	Microchip Technology, Inc. (b)	180,783
37,393	Micron Technology, Inc. (b)	189,209
8,522	National Semiconductor Corporation (b)	106,951
4,263	Novellus Systems, Inc. (b) (e)	71,192
24,121	NVIDIA Corporation (b)	272,326
5,247	QLogic Corporation (b)	66,532
7,591	Teradyne, Inc. (b)	52,074
56,238	Texas Instruments, Inc. (b)	1,197,869
12,123	Xilinx, Inc. (b)	248,037
		8,923,634
Service — Data Processing (.3%)
2,340	Dun & Bradstreet Corporation (b)	190,031
6,899	Fiserv, Inc. (b)	315,284
14,207	Intuit, Inc. (b)	400,069
7,944	Iron Mountain, Inc. (b)	228,390
		1,133,774
Transportation (2.0%)
Air Freight (.9%)
7,488	CH Robinson Worldwide, Inc. (b) (e)	390,499
13,768	FedEx Corporation (b)	765,776
43,925	United Parcel Service, Inc. - Class B (b)	2,195,811
		3,352,086

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Transportation—continued
Airlines (.1%)
32,634	Southwest Airlines Company (b)	$219,627
Railroads (.9%)
12,309	Burlington Northern Santa Fe Corporation (b)	905,204
17,288	CSX Corporation (b)	598,683
16,207	Norfolk Southern Corporation (b)	610,518
22,255	Union Pacific Corporation (b)	1,158,595
		3,273,000
Transport Services (.1%)
9,381	Expeditors International of Washington, Inc. (b)	312,763
Trucking (—)
2,499	Ryder System, Inc. (b) (e)	69,772
Utilities (3.8%)
Electric Companies (3.6%)
7,460	Allegheny Energy, Inc. (b)	191,349
9,383	Ameren Corporation (b)	233,543
21,055	American Electric Power Company, Inc. (b)	608,279
15,334	Centerpoint Energy, Inc. (b)	169,901
9,922	CMS Energy Corporation (b)	119,858
12,111	Consolidated Edison, Inc. (b)	453,194
8,806	Constellation Energy Group, Inc. (b)	234,063
26,054	Dominion Resources, Inc. (b)	870,725
7,198	DTE Energy Company (b)	230,336

Shares		Market Value(a)
Utilities—continued
56,842	Duke Energy Corporation (b)	$829,325
14,410	Edison International (b)	453,339
8,661	Entergy Corporation (b)	671,401
29,112	Exelon Corporation (b)	1,490,826
13,482	FirstEnergy Corporation (b)	522,428
18,187	FPL Group, Inc. (b)	1,034,113
3,406	Integrys Energy Group, Inc. (b)	102,146
12,031	NiSource, Inc. (b)	140,281
7,734	Northeast Utilities (b)	172,546
9,715	Pepco Holdings, Inc. (b)	130,570
16,289	PG&E Corporation (b)	626,149
4,453	Pinnacle West Capital Corporation (b)	134,258
16,599	PPL Corporation (b)	547,103
12,323	Progress Energy, Inc. (b)	466,179
22,379	Public Service Enterprise Group, Inc. (b)	730,227
5,359	SCANA Corporation (b)	174,007
9,317	TECO Energy, Inc. (b)	111,152
29,364	The AES Corporation (b)	340,916
34,554	The Southern Company (b)	1,076,703
20,037	Xcel Energy, Inc. (b)	368,881
		13,233,798
Natural Gas (.2%)
2,043	Nicor, Inc. (b)	70,729
10,766	Sempra Energy (b)	534,317
		605,046
Utilities Diversified (.1%)
5,171	Wisconsin Energy Corporation (b)	210,511
Total common stocks (cost: $241,139,607)		355,451,955

See accompanying notes to financial statements.

Index 500 Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Short-Term Securities (3.1%)
Investment Companies (3.1%)
2,000,000	SEI Daily Income Trust Treasury Fund - Class A, current rate 0.050	$2,000,000
9,258,490	Wells Fargo & Company, current rate 0.010	9,258,490
	Total investment companies (cost: $11,258,490)	11,258,490
	Total short-term securities (cost: $11,258,490)	11,258,490
	Total investments in securities (cost: $252,398,097) (e)	$366,710,445
	Liabilities in excess of cash and other assets (.0%)	(51,230)
	Total net assets (100%)	$366,659,215

Investments in Securities Legend

(a)  Securities are valued by procedures described in note 2 of the Notes to Investment in Securities.

(b)  Non-income producing.

(c)  The Portfolio held is less than 0.1% of net assets in foreign securities at June 30, 2009.

(d)  Partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2009, securities with an aggregate market value of $5,395,874 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation	Unrealized Depreciation
S&P 500® EMINI	September 2009	238	Long	$—	$(239,309)

(e)  At June 30, 2009 the cost of securities for federal income tax purposes was $250,398,097. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$159,578,228
Gross unrealized depreciation	(45,265,880)
Net unrealized appreciation	$114,312,348

See accompanying notes to financial statements.

International Bond Portfolio
Investments in Securities

June 30, 2009
(Unaudited)

(Percentages of each investment category relate to total net assets.)

Principal(b)		Coupon	Maturity	Market Value(a)
Long-Term Debt Securities (94.4%)
Argentina (2.7%)
Government (2.7%)
6,030,000	Argentina Bonos (USD) (d)	5.389%	08/03/12	$760,383
6,030,000	Republic of Argentina (USD) (d)	5.389%	08/03/12	1,462,275
				2,222,658
Australia (4.8%)
Government (4.8%)
1,440,000	New South Wales Treasury Corporation (AUD)	5.500%	03/01/17	1,118,602
305,000	New South Wales Treasury Corporation (AUD)	6.000%	05/01/12	252,753
1,800,000	Queensland Treasury Corporation (AUD)	6.000%	07/14/09	1,456,403
295,000	Queensland Treasury Corporation (AUD)	6.000%	08/14/13	241,931
585,000	Queensland Treasury Corporation (AUD)	6.000%	09/14/17	467,157
690,000	Queensland Treasury Corporation - 144A Issue (NZD) (e)	7.125%	09/18/17	455,667
				3,992,513
Barbados (.8%)
Supra-national Bank (.8%)
640,000	Corp Andina de Fomento (USD)	8.125%	06/04/19	678,066
Brazil (6.7%)
Government (6.7%)
495,000	Brazil Notas do Tesouro Nacional Series F (BRL)	10.000%	01/01/12	258,590
3,300,000	Nota Do Tesouro Nacional (BRL)	10.000%	01/01/17	1,549,592
2,125,000	Nota Do Tesouro Nacional (BRL)	10.362%	05/15/15	1,933,229
2,000,000	Nota Do Tesouro Nacional (BRL)	10.362%	05/15/45	1,759,999
				5,501,410
Canada (2.1%)
Government (2.1%)
285,000	Province of Manitoba Canada (NZD)	6.375%	09/01/15	177,680
2,475,000	Province of Ontario Canada (NZD)	6.250%	06/16/15	1,569,604
				1,747,284
France (4.1%)
Government (4.1%)
2,330,000	France Government Bond (EUR)	4.250%	10/25/17	3,426,414
Germany (4.8%)
Banks (4.8%)
1,655,000	KfW Bankengruppe (NZD)	6.375%	02/17/15	1,085,151
3,091,000	KfW Bankengruppe (NZD)	6.500%	11/15/11	2,076,727
11,220,000	Landwirtschaftliche Rentenbank (MXN)	8.500%	02/22/16	815,458
				3,977,336
Hungary (1.3%)
Government (1.3%)
150,000	Hungary Government International Bond (EUR)	3.875%	02/24/20	159,902
30,000	Republic of Hungary (EUR)	3.500%	07/18/16	34,133

See accompanying notes to financial statements.

International Bond Portfolio
Investments in Securities – continued

Principal(b)		Coupon	Maturity	Market Value(a)
Hungary—continued
175,000	Republic of Hungary (EUR)	4.375%	07/04/17	$205,083
530,000	Republic of Hungary (EUR)	5.750%	06/11/18	679,182
				1,078,300
Indonesia (8.1%)
Government (8.1%)
6,530,000,000	Indonesia Government Bond (IDR)	9.000%	09/15/13	624,650
18,680,000,000	Indonesia Government Bond (IDR)	9.500%	07/15/23	1,535,784
1,959,000,000	Indonesia Government Bond (IDR)	10.000%	09/15/24	164,309
2,155,000,000	Indonesia Government Bond (IDR)	10.250%	07/15/22	190,244
22,510,000,000	Indonesia Government Bond (IDR)	10.250%	07/15/27	1,868,523
6,128,000,000	Indonesia Government Bond (IDR)	11.000%	11/15/20	585,005
5,204,000,000	Indonesia Government Bond (IDR)	11.000%	09/15/25	467,158
8,576,000,000	Indonesia Government Bond (IDR)	12.800%	06/15/21	908,659
3,361,000,000	Indonesia Government Bond (IDR)	12.900%	06/15/22	354,434
				6,698,766
Malaysia (9.0%)
Government (9.0%)
25,750,000	Malaysian Government Bond (MYR)	3.756%	04/28/11	7,498,341
Mexico (11.1%)
Government (11.1%)
5,000,000	Mexican Bonos (MXN)	7.750%	12/14/17	371,064
7,150,000	Mexican Bonos (MXN)	8.000%	12/19/13	559,232
26,500,000	Mexican Bonos (MXN)	8.000%	12/17/15	2,038,469
2,400,000	Mexican Bonos (MXN)	9.000%	12/20/12	195,936
54,800,000	Mexican Bonos (MXN)	10.000%	12/05/24	4,718,869
16,000,000	Mexican Bonos (MXN)	10.000%	11/20/36	1,340,719
				9,224,289
Netherlands (2.1%)
Government (2.1%)
1,180,000	Netherlands Government Bond (EUR)	4.500%	07/15/17	1,762,198
Norway (3.1%)
Government (3.1%)
16,700,000	Norway Treasury Bill (NOK) (c) (f)	1.686%	03/17/10	2,564,980
Poland (4.8%)
Government (4.8%)
4,000,000	Poland Government Bond (PLN)	4.750%	04/25/12	1,235,943
1,740,000	Poland Government Bond (PLN)	5.750%	04/25/14	544,211
5,900,000	Poland Government Bond (PLN)	5.750%	09/23/22	1,755,535
1,440,000	Poland Government Bond (PLN)	6.250%	10/24/15	457,834
				3,993,523
Russia (4.1%)
Government (4.1%)
1,276,800	Russia Government Bond (USD)	7.500%	03/31/30	1,257,010
2,140,800	Russia Government Bond - 144A Issue (USD) (e)	7.500%	03/31/30	2,106,012
				3,363,022

See accompanying notes to financial statements.

International Bond Portfolio
Investments in Securities – continued

Principal(b)		Coupon	Maturity	Market Value(a)
South Africa (1.8%)
Government (1.8%)
1,475,000	Republic of South Africa (USD)	6.875%	05/27/19	$1,515,562
South Korea (12.4%)
Government (12.4%)
2,230,000,000	Korea Treasury Bond (KRW)	4.750%	12/10/11	1,776,592
4,180,000,000	Korea Treasury Bond (KRW)	5.250%	09/10/12	3,377,038
1,214,300,000	Korea Treasury Bond (KRW)	5.500%	06/10/11	980,384
2,831,610,000	Korea Treasury Bond (KRW)	5.500%	09/10/17	2,275,186
1,760,000	Republic of Korea (USD)	7.125%	04/16/19	1,895,061
				10,304,261
Sweden (4.0%)
Government (4.0%)
24,270,000	Sweden Government Bond (SEK)	5.250%	03/15/11	3,346,994
United Arab Emirates (1.9%)
Government (1.9%)
760,000	Emirate of Abu Dhabi - 144A Issue (USD) (e)	6.750%	04/08/19	785,049
770,000	Qatar Government International Bond - 144A Issue (USD) (e)	6.550%	04/09/19	788,288
				1,573,337
United States (4.2%)
Government (4.2%)
$30,000	Alabama Public Housing Authority - Class B	4.450%	01/01/24	29,497
55,000	Bexar County Hospital District	5.000%	02/15/32	52,351
50,000	Bexar County, Texas Municipal Bond	5.250%	08/15/47	48,321
85,000	California State Municipal Bond	5.000%	04/01/38	71,137
200,000	California State Municipal Bond	5.125%	04/01/33	174,699
1,550,000	California State Municipal Bond	6.000%	04/01/38	1,550,961
205,000	Florida Hurricane Catastrophe Fund	4.250%	07/01/14	201,745
120,000	Hamilton County, Ohio Municipal Bond	5.000%	12/01/32	117,882
75,000	Illinois Municipal Electric Agency	5.000%	02/01/35	74,462
100,000	Metropolitan Atlanta Rapid Transit Authority	5.000%	07/01/19	111,567
130,000	Minneapolis, Minnesota Municipal Bond Series B	6.500%	11/15/38	141,283
225,000	New Jersey Transportation Trust Fund Authority Series A	5.500%	12/15/38	233,892
100,000	New York, New York Municipal Bond	5.000%	04/01/26	101,121
100,000	North Carolina Eastern Municipal Power Agency	5.250%	01/01/19	105,675
100,000	Puerto Rico Commonwealth	5.500%	07/01/21	97,433
120,000	SanFrancisco, California Bay Area Toll Authority	5.500%	04/01/43	119,989
65,000	Seattle, Washington Municipal Bond	5.000%	09/01/34	65,201
120,000	Tarrant County, Texas Cultural Education Facilities Finance Corporation	6.250%	07/01/28	124,873
50,000	Wisconsin State Municipal Bond	5.000%	05/01/21	53,356
				3,475,444

See accompanying notes to financial statements.

International Bond Portfolio
Investments in Securities – continued

Principal(b)		Coupon	Maturity	Market Value(a)
Venezuela (.5%)
Government (.5%)
390,000	Venezuela Government International Bond (USD)	10.750%	09/19/13	$321,750
75,000	Venezuela Government International Bond (USD)	5.375%	08/07/10	70,312
				392,062
		Total long-term debt securities (cost: $82,676,540)		78,336,760
Short-Term Securities (.3%)
U.S. Government and Agency Obligation (.3%)

195,000	Federal Home Loan Mortgage Corporation (FHLMC)	195,000
Shares
Investment Companies (.1%)
52,976	Dreyfus Treasury Cash Management Fund, current rate 0.040%	52,976
	Total short-term securities (cost: $247,976)	247,976
	Total investments in securities (cost: $82,924,516) (g)	$78,584,736
	Cash and other assets in excess of liabilities (5.3%)	4,365,960
	Total net assets (100%)	$82,950,696

See accompanying notes to financial statements.

International Bond Portfolio
Investments in Securities – continued

Forward Foreign Currency Contracts

On June 30, 2009, International Bond Portfolio had entered into forward foreign currency contracts that obligate the portfolio to deliver currencies at specified future dates. Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts were as follows:

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Appreciation	Unrealized Depreciation
07/09/09	464,284	USD	1,623,706	MYR	$–	$2,236
07/09/09	230,696	USD	807,252	MYR	–	982
07/10/09	582,473	USD	2,047,974	MYR	285	–
07/13/09	204,914	EUR	423,588	SGD	4,765	–
07/13/09	204,914	EUR	316,818	USD	28,990	–
07/13/09	204,914	EUR	316,746	USD	28,918	–
07/13/09	405,299	SGD	204,914	EUR	7,868	–
07/13/09	98,905	USD	348,019	MYR	114	–
07/14/09	157,626	EUR	785,135	MYR	1,976	–
07/14/09	204,914	EUR	424,227	SGD	5,204	–
07/14/09	31,525	EUR	1,450,150	TWD	–	19
07/14/09	252,202	EUR	390,674	USD	36,424	–
07/14/09	157,626	EUR	243,595	USD	22,190	–
07/14/09	404,047	SGD	204,914	EUR	8,735	–
07/14/09	1,450,150	TWD	32,973	EUR	2,052	–
07/15/09	31,525	EUR	157,940	MYR	654	–
07/15/09	252,202	EUR	1,260,253	MYR	4,297	–
07/15/09	104,033	EUR	521,746	MYR	2,311	–
07/15/09	141,863	EUR	296,111	SGD	5,269	–
07/15/09	63,050	EUR	131,669	SGD	2,387	–
07/15/09	135,558	EUR	6,277,555	TWD	1,202	–
07/15/09	15,763	EUR	732,980	TWD	232	–
07/15/09	267,964	EUR	418,868	USD	42,480	–
07/15/09	141,863	EUR	221,938	USD	22,674	–
07/15/09	124,391	SGD	63,050	EUR	2,640	–
07/15/09	280,520	SGD	141,863	EUR	5,500	–
07/15/09	6,277,555	TWD	142,532	EUR	8,594	–
07/15/09	732,980	TWD	16,667	EUR	1,038	–
07/16/09	100,881	EUR	504,506	MYR	1,829	–
07/16/09	44,135	EUR	2,043,450	TWD	381	–
07/16/09	2,043,450	TWD	46,465	EUR	2,892	–
07/16/09	129,631	USD	454,267	MYR	–	396
07/16/09	256,163	USD	897,544	MYR	–	819
07/17/09	102,457	EUR	512,613	MYR	1,916	–
07/17/09	204,914	EUR	321,674	USD	33,848	–
07/22/09	157,626	EUR	245,463	USD	24,061	–
07/22/09	202,213	USD	157,626	EUR	19,190	–
07/24/09	70,932	EUR	356,866	MYR	1,865	–
07/24/09	102,457	EUR	213,127	SGD	3,286	–
07/24/09	362,540	EUR	567,121	USD	57,897	–
07/24/09	202,537	SGD	102,457	EUR	4,028	–
07/29/09	3,400,000	MXN	318,650	USD	61,554	–
07/31/09	3,308,000	MXN	234,962	USD	–	15,112
07/31/09	6,115,262	MXN	577,484	USD	115,191	–

See accompanying notes to financial statements.

International Bond Portfolio
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Appreciation	Unrealized Depreciation
07/31/09	1,305,770	NZD	726,935	USD	$–	$114,838
07/31/09	526,469	NZD	290,774	USD	–	48,618
07/31/09	409,664	USD	6,115,262	MXN	52,628	–
08/03/09	509,210	NZD	290,774	USD	–	37,425
08/03/09	1,300,802	NZD	726,935	USD	–	111,467
08/04/09	1,237,000	BRL	548,534	USD	–	77,334
08/04/09	3,588,681	MXN	338,587	USD	67,450	–
08/04/09	3,169,702	NZD	21,348,891,186	IDR	33,921	–
08/04/09	256,571	NZD	144,270	USD	–	21,086
08/04/09	1,291,803	NZD	726,935	USD	–	105,611
08/04/09	515,365	NZD	290,774	USD	–	41,370
08/04/09	240,166	USD	3,588,681	MXN	30,971	–
08/05/09	383,215	NZD	216,405	USD	–	30,554
08/06/09	505,898	NZD	288,540	USD	–	37,459
08/06/09	252,481	NZD	144,270	USD	–	18,428
08/07/09	499,176	NZD	286,802	USD	–	34,844
08/07/09	493,483	NZD	286,802	USD	–	31,175
08/07/09	501,429	NZD	286,802	USD	–	36,295
08/10/09	247,235	NZD	143,401	USD	–	15,873
08/11/09	247,113	NZD	143,401	USD	–	15,784
08/12/09	378,437	NZD	6,350,173	RUB	–	42,032
08/12/09	464,138	NZD	273,540	USD	–	25,429
08/14/09	184,724	NZD	3,091,541	RUB	–	20,810
08/14/09	174,520	NZD	2,114,923,650	VND	6,676	–
08/24/09	453,532	NZD	273,553	USD	–	18,348
08/26/09	451,000	NZD	272,733	USD	–	17,499
09/08/09	11,803,768	MXN	19,803,538,356	VND	227,512	–
09/18/09	118,958	EUR	1,142,000	CNY	–	51
09/23/09	297,524	EUR	2,845,000	CNY	–	1,780
09/23/09	446,246	EUR	4,273,100	CNY	–	1,794
09/24/09	589,743	AUD	12,396,783	RUB	–	83,651
09/24/09	410,605	AUD	8,630,122	RUB	–	58,275
09/24/09	327,271	EUR	3,176,000	CNY	4,848	–
09/28/09	548,017	AUD	11,401,203	RUB	–	81,738
10/07/09	161,604	AUD	1,990,085,208	VND	–	17,488
10/13/09	141,959	AUD	657,029	CNY	–	17,705
10/15/09	296,784	EUR	2,796,894	CNY	–	7,762
10/16/09	300,581	EUR	2,810,534	CNY	–	11,097
10/19/09	239,034	AUD	1,125,686	CNY	–	26,979
10/19/09	404,531	EUR	3,767,150	CNY	–	17,175
10/20/09	2,394,558	EUR	313,926,508	JPY	–	99,575
10/21/09	336,295	USD	2,328,000	CNY	4,123	–
10/23/09	659,082	USD	4,558,868	CNY	7,552	–
10/26/09	1,112,418	USD	7,735,902	CNY	18,787	–
10/27/09	660,113	USD	4,624,090	CNY	16,059	–
11/18/09	503,000	EUR	60,885,635	JPY	–	73,092
11/18/09	57,033,715	JPY	569,000	USD	–	24,094
11/18/09	569,000	USD	54,111,900	JPY	–	6,290
11/30/09	445,062	NZD	273,553	USD	–	11,145
11/30/09	781,973	NZD	481,187	USD	–	19,025
11/30/09	786,712	NZD	482,766	USD	–	20,478

See accompanying notes to financial statements.

International Bond Portfolio
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Appreciation	Unrealized Depreciation
12/01/09	3,276,000	MXN	241,816	USD	$–	$1,522
12/02/09	111,307	NZD	68,840	USD	–	2,352
12/02/09	337,292	NZD	205,165	USD	–	10,567
12/02/09	1,304,224	NZD	806,010	USD	–	28,171
12/04/09	192,831	EUR	1,776,000	CNY	–	11,029
12/04/09	192,886	USD	1,410,000	CNY	13,298	–
12/14/09	339,335	USD	2,399,098	CNY	11,486	–
12/14/09	169,668	USD	1,196,159	CNY	5,247	–
12/15/09	340,441	USD	2,408,380	CNY	11,737	–
12/15/09	340,441	USD	2,400,107	CNY	10,528	–
12/16/09	372,462	USD	2,621,203	CNY	10,837	–
12/16/09	372,462	USD	1,323,172	MYR	2,422	–
12/17/09	118,612	USD	838,584	CNY	4,015	–
12/17/09	118,611	USD	424,629	MYR	1,693	–
12/18/09	616,157	EUR	851,991	USD	–	13,055
12/18/09	355,835	USD	2,522,120	CNY	12,976	–
12/21/09	97,798	USD	685,567	CNY	2,452	–
12/21/09	73,349	USD	260,658	MYR	492	–
12/21/09	142,334	USD	508,132	MYR	1,614	–
12/22/09	115,854	USD	806,346	CNY	2,058	–
12/22/09	118,656	USD	415,081	MYR	–	1,071
12/23/09	94,889	USD	329,930	MYR	–	1,429
12/28/09	106,750	USD	373,285	MYR	–	1,020
01/05/10	2,919,174	EUR	31,461,400	SEK	–	13,150
01/28/10	271,200	USD	171,290,000	CLP	50,260	–
01/29/10	2,549,000	SGD	1,701,068	USD	–	59,169
01/29/10	1,021,000	SGD	678,590	USD	–	26,472
01/29/10	1,020,000	SGD	677,833	USD	–	26,538
01/29/10	1,533,000	SGD	1,021,101	USD	–	37,527
01/29/10	264,594	USD	166,750,000	CLP	48,345	–
01/29/10	363,812	USD	227,510,000	CLP	63,156	–
01/29/10	82,691	USD	51,930,000	CLP	14,766	–
01/29/10	4,500,000	USD	6,142,500,000	KRW	418,459	–
02/02/10	2,522,849	NZD	1,275,401	USD	–	332,164
02/02/10	1,022,000	SGD	680,123	USD	–	25,630
02/02/10	409,000	SGD	272,122	USD	–	10,317
02/02/10	132,288	USD	82,680,000	CLP	22,878	–
02/03/10	2,413,426	NZD	1,205,023	USD	–	332,726
02/03/10	1,281,000	SGD	850,603	USD	–	34,004
02/03/10	248,058	USD	155,160,000	CLP	43,131	–
02/03/10	953,529	USD	6,724,000	CNY	29,533	–
02/03/10	158,867	USD	1,122,000	CNY	5,171	–
02/04/10	1,288,000	SGD	850,524	USD	–	38,917
02/05/10	1,027,000	SGD	680,200	USD	–	29,005
02/08/10	809,000	SGD	537,363	USD	–	21,300
02/09/10	1,025,000	SGD	680,701	USD	–	27,123
02/11/10	406,300	SGD	272,387	USD	–	8,188
02/12/10	60,964	NZD	31,665	USD	–	7,159
02/12/10	132,293	USD	81,360,000	CLP	20,396	–
02/12/10	902,941	USD	1,228,000,000	KRW	80,228	–
02/12/10	397,585	USD	1,443,233	MYR	11,054	–

See accompanying notes to financial statements.

International Bond Portfolio
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Appreciation	Unrealized Depreciation
02/12/10	133,326	USD	483,973	MYR	$3,707	$–
02/16/10	330,735	USD	200,260,000	CLP	45,093	–
02/17/10	332,646	USD	199,920,000	CLP	42,544	–
02/17/10	133,004	USD	485,000	MYR	4,314	–
02/22/10	81,364	NZD	40,698	USD	–	11,086
02/26/10	232,855	USD	141,210,000	CLP	32,154	–
02/26/10	332,634	USD	201,410,000	CLP	45,352	–
02/26/10	166,315	USD	100,820,000	CLP	22,894	–
03/03/10	166,313	USD	100,320,000	CLP	21,957	–
03/04/10	266,117	USD	162,970,000	CLP	39,729	–
03/05/10	166,319	USD	102,120,000	CLP	25,329	–
03/08/10	156,559	USD	96,320,000	CLP	24,204	–
03/09/10	166,323	USD	102,330,000	CLP	25,720	–
03/18/10	625,000	SGD	406,398	USD	–	25,202
03/19/10	623,000	SGD	405,916	USD	–	24,303
03/19/10	312,000	SGD	203,138	USD	–	12,316
03/22/10	623,000	SGD	405,863	USD	–	24,356
03/22/10	622,000	SGD	406,125	USD	–	23,404
03/23/10	1,131,000	SGD	744,642	USD	–	36,381
03/24/10	195,650	AUD	133,071	USD	–	22,664
03/31/10	306,000	SGD	202,797	USD	–	8,524
04/09/10	197,182	USD	10,203,000	INR	12,474	–
04/12/10	422,557	USD	21,880,000	INR	26,968	–
04/13/10	281,694	USD	14,696,000	INR	20,219	–
04/15/10	281,703	USD	14,426,000	INR	14,630	–
04/19/10	141,239	USD	7,206,000	INR	6,751	–
04/19/10	98,596	USD	5,058,000	INR	5,280	–
04/19/10	111,312	USD	402,984	MYR	2,751	–
04/20/10	321,664	USD	1,155,000	MYR	5,253	–
04/23/10	104,242	USD	61,159,000	CLP	10,546	–
04/26/10	101,882	USD	59,719,000	CLP	10,205	–
04/26/10	197,737	USD	10,247,000	INR	12,623	–
04/27/10	80,702	USD	47,223,000	CLP	7,931	–
04/27/10	80,703	USD	47,393,000	CLP	8,249	–
04/27/10	28,251	USD	1,462,000	INR	1,761	–
04/28/10	129,125	USD	76,119,000	CLP	13,744	–
04/28/10	16,141	USD	9,531,000	CLP	1,748	–
04/28/10	141,246	USD	7,253,000	INR	7,634	–
04/30/10	141,245	USD	7,260,000	INR	7,762	–
06/01/10	282,891	USD	13,884,000	INR	1,561	–
06/02/10	8,495	USD	412,000	INR	–	54
06/03/10	42,438	USD	2,037,000	INR	–	709
06/04/10	222,242	EUR	1,011,000	PLN	1,493	–
06/04/10	282,876	USD	13,595,000	INR	–	4,391
06/07/10	208,265	EUR	956,000	PLN	4,011	–
06/07/10	141,448	USD	6,798,000	INR	–	2,219
06/08/10	83,374	EUR	384,000	PLN	1,999	–
06/08/10	56,580	USD	2,730,000	INR	–	671
06/08/10	71,141	USD	3,429,000	INR	–	916
06/10/10	56,917	USD	2,769,000	INR	–	215
06/11/10	85,361	USD	4,140,000	INR	–	589

See accompanying notes to financial statements.

International Bond Portfolio
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Appreciation	Unrealized Depreciation
06/11/10	56,903	USD	2,774,000	INR	$–	$101
06/16/10	142,271	USD	6,930,000	INR	–	409
06/21/10	128,053	USD	6,313,000	INR	1,142	–
06/22/10	115,375	USD	5,688,000	INR	1,023	–
06/24/10	173,057	USD	8,607,000	INR	3,055	–
06/25/10	115,369	USD	5,780,000	INR	2,892	–
06/28/10	337,505	EUR	3,754,000	SEK	13,859	–
06/29/10	246,007	EUR	2,726,000	SEK	8,766	–
					$2,492,823	$2,799,152
Forward Foreign Currency Contracts – Currency Legend

AUD	Australian Dollar
BRL	Brazil Real
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
EUR	Euro Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Republic of Korea Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan, Prov. of China Dollar
USD	United States Dollar
VND

Investments in Securities Legend

(a)  Securities are valued by procedures described in note 2 of the Notes to Investment in Securities.

(b)  Principal amounts for foreign debt securities are denominated in the currencies indicated. United States debt securities are denominated in U.S. Dollars.

(c)  For zero coupon issues (strips) the interest rate represents the yield to maturity at June 30, 2009.

(d)  Variable rate securities.

(e)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(f)  This security is being fair-valued according to procedures approved by the Board of Directors.

(g)  At June 30, 2009 the cost of securities for federal income tax purposes was $82,925,474. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$2,759,532
Gross unrealized depreciation	(7,100,270)
Net unrealized depreciation	$(4,340,738)

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities

June 30, 2009
(Unaudited)

(Percentages of each investment category relate to total net assets.)

Shares		Market Value(a)
Common Stocks (93.7%)
Basic Materials (7.1%)
Auto (.3%)
20,837	LKQ Corporation (b)	$342,769
Chemicals (3.4%)
12,137	Airgas, Inc. (b)	491,913
13,590	Albemarle Corporation (b)	347,496
9,919	Ashland, Inc. (b)	278,228
9,720	Cabot Corporation (b)	122,278
7,014	Cytec Industries, Inc. (b)	130,601
10,801	FMC Corporation (b)	510,887
10,023	Lubrizol Corporation (b)	474,188
2,708	Minerals Technologies, Inc. (b)	97,542
11,580	Olin Corporation (b)	137,686
19,086	RPM International, Inc. (b)	267,967
7,239	Sensient Technologies Corporation (b)	163,384
14,817	Terra Industries, Inc. (b)	358,868
6,539	The Scotts Miracle-Gro Company - Class A (b)	229,192
14,900	Valspar Corporation (b)	335,697
		3,945,927
Construction (.5%)
6,617	Martin Marietta Materials, Inc. (b)	521,949
Iron and Steel (.9%)
6,547	Carpenter Technology Corporation (b)	136,243
19,465	Cliffs Natural Resources, Inc. (b)	476,309
27,803	Steel Dynamics, Inc. (b)	409,538
		1,022,090
Manufacturing (.1%)
4,433	Mine Safety Appliances Company (b)	106,835
Metal Fabrication (.6%)
16,722	Commercial Metals Company (b)	268,054
9,483	Reliance Steel & Aluminum (b)	364,052
		632,106

Shares		Market Value(a)
Basic Materials—continued
Paper and Forest (1.3%)
13,567	Louisiana-Pacific Corporation (b)	$46,399
15,229	Packaging Corporation of America (b)	246,710
5,906	Potlatch Corporation (b)	143,457
11,740	Rayonier, Inc. (b)	426,749
14,831	Sonoco Products Company (b)	355,202
15,828	Temple-Inland, Inc. (b)	207,663
		1,426,180
Capital Goods (9.3%)
Aerospace/Defense (.2%)
15,015	BE Aerospace, Inc. (b)	215,615
Construction (.3%)
12,418	The Shaw Group, Inc. (b)	340,377
Containers — Metal/Glass (.2%)
5,088	Greif, Inc. - Class A (b)	224,991
Electrical Equipment (1.0%)
10,297	Energizer Holdings, Inc. (b)	537,915
8,381	Hubbell, Inc. - Class B (b)	268,695
17,763	Trimble Navigation, Ltd. (b) (d)	348,688
		1,155,298
Engineering/Construction (1.2%)
5,741	Dycom Industries, Inc. (b)	63,553
4,943	Granite Construction, Inc. (b)	164,503
15,191	Joy Global, Inc. (b)	542,623
12,366	URS Corporation (b) (d)	612,364
		1,383,043
Hardware and Tools (.2%)
10,876	Kennametal, Inc. (b)	208,602
Machinery (1.8%)
13,737	AGCO Corporation (b)	399,335
11,167	Bucyrus International, Inc. (b)	318,930
8,900	Graco, Inc. (b)	195,978
11,992	IDEX Corporation (b)	294,643
6,318	Lincoln Electric Holdings, Inc. (b)	227,701

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Capital Goods—continued
15,999	Terex Corporation (b)	$193,108
7,098	Wabtec Corporation (b)	228,343
8,816	Zebra Technologies Corporation - Class A (b)	208,587
		2,066,625
Manufacturing (4.0%)
15,965	Ametek, Inc. (b)	552,070
10,067	Aptargroup, Inc. (b)	339,963
9,103	Carlisle Companies, Inc. (b)	218,836
7,035	Crane Company (b)	156,951
11,470	Donaldson Company, Inc. (b)	397,321
7,237	Federal Signal Corporation (b)	55,363
11,933	Harsco Corporation (b)	337,704
2,974	Lancaster Colony Corporation (b)	131,064
4,479	Matthews International Corporation - Class A (b)	139,386
4,992	Nordson Corporation (b)	192,991
14,606	Pentair, Inc. (b)	374,206
13,457	Roper Industries, Inc. (b)	609,737
7,321	SPX Corporation (b)	358,509
5,907	Teleflex, Inc. (b)	264,811
6,016	The Brink's Company (b)	174,644
11,680	Trinity Industries, Inc. (b)	159,082
		4,462,638
Metal Fabrication (.3%)
12,659	Timken Company (b)	216,216
8,917	Worthington Industries, Inc. (b)	114,048
		330,264
Trucks and Parts (.1%)
11,064	Oshkosh Corporation (b)	160,871
Communication Services (2.1%)
Broadcasting (.2%)
11,309	Lamar Advertising Company - Class A (b)	172,688
Communications Equipment (.2%)
10,704	Neustar, Inc. - Class A (b)	237,201

Shares		Market Value(a)
Communication Services—continued
Computer Networking (.4%)
8,771	Idexx Laboratories, Inc. (b)	$405,220
Telecommunication (.8%)
14,358	ADC Telecommunications, Inc. (b)	114,290
8,156	Adtran, Inc. (b)	175,109
12,144	CommScope, Inc. (b)	318,901
7,266	Plantronics, Inc. (b)	137,400
39,507	RF Micro Devices, Inc. (b)	148,546
7,731	Syniverse Holdings, Inc. (b)	123,928
		1,018,174
Telephone (.5%)
31,930	Cincinnati Bell, Inc. (b)	90,681
14,946	Telephone & Data Systems, Inc. (b)	422,972
		513,653
Consumer Cyclical (13.6%)
Auto (.5%)
17,318	BorgWarner, Inc. (b)	591,063
5,273	Thor Industries, Inc. (b)	96,865
		687,928
Distribution Nondurables (.4%)
1,400	Fossil, Inc. (b)	33,712
6,667	MSC Industrial Direct Company - Class A (b)	236,545
7,465	Tech Data Corporation (b)	244,180
		514,437
Entertainment (1.0%)
11,080	Dreamworks Animation SKG, Inc. - Class A (b)	305,697
4,041	International Speedway Corporation - Class A (b)	103,490
12,174	Macrovision Solutions Corporation (b)	265,515
7,229	Marvel Entertainment, Inc. (b)	257,280
6,064	NetFlix, Inc. (b)	250,686
		1,182,668
Food & Health (.2%)
8,182	NBTY, Inc. (b)	230,078

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Consumer Cyclical—continued
Home Builders (1.0%)
5,493	MDC Holdings, Inc. (b)	$165,394
912	NVR, Inc. (b)	458,180
6,397	Ryland Group, Inc. (b)	107,470
19,629	Toll Brothers, Inc. (b)	333,104
		1,064,148
Leisure (.7%)
9,580	Callaway Golf Company (b)	48,571
6,191	Priceline.com, Inc. (b)	690,606
		739,177
Lodging — Hotel (.1%)
8,316	Boyd Gaming Corporation (b)	70,686
Manufacturing (.5%)
7,000	Lennox International, Inc. (b)	224,980
5,004	Mettler Toledo International, Inc. (b) (c)	386,059
		611,039
Office Furnishings (.2%)
7,993	Herman Miller, Inc. (b)	122,613
6,670	HNI Corporation (b)	120,460
		243,073
Publishing (.3%)
6,318	John Wiley & Sons, Inc. - Class A (b)	210,074
3,774	Scholastic Corporation (b)	74,687
		284,761
Rental Equipment (.2%)
7,974	Aaron's, Inc. (b)	237,785
Retail (6.2%)
6,965	99 Cents Only Stores (b)	94,585
14,119	Advance Auto Parts, Inc. (b)	585,797
9,958	Aeropostale, Inc. (b)	341,261
30,672	American Eagle Outfitters, Inc. (b)	434,622
5,858	American Greetings Corporation - Class A (b)	68,421

Shares		Market Value(a)
Consumer Cyclical—continued
8,703	AnnTaylor Stores Corporation (b)	$69,450
5,393	Barnes & Noble, Inc. (b)	111,258
8,249	BJ's Wholesale Club, Inc. (b)	265,865
32,755	CarMax, Inc. (b)	481,498
26,346	Chico's FAS, Inc. (b)	256,347
7,059	Coldwater Creek, Inc. (b)	42,778
9,525	Collective Brands, Inc. (b)	138,779
9,502	Copart, Inc. (b)	329,434
12,698	Dick's Sporting Goods, Inc. (b)	218,406
13,360	Dollar Tree, Inc. (b)	562,456
23,028	Foot Locker, Inc. (b)	241,103
8,675	Guess?, Inc. (b)	223,642
7,714	J Crew Group, Inc. (b)	208,432
18,731	PetSmart, Inc. (b)	401,967
6,519	Regis Corporation (b)	113,496
18,832	Ross Stores, Inc. (b)	726,915
21,457	Saks, Inc. (b)	95,055
6,697	The Timberland Company - Class A (b)	88,869
6,786	The Warnaco Group, Inc. (b)	219,866
5,452	Under Armour, Inc. - Class A (b)	122,016
16,993	Urban Outfitters, Inc. (b)	354,644
12,879	Williams-Sonoma, Inc. (b)	152,874
		6,949,836
Service (.8%)
17,115	Corrections Corporation of America (b)	290,784
5,668	Harte-Hanks, Inc. (b)	52,429
5,995	Rollins, Inc. (b)	103,773
9,618	Scientific Games Corporation - Class A (b)	151,676
9,955	Sotheby's (b)	140,465
12,925	ValueClick, Inc. (b)	135,971
		875,098
Special Services (.8%)
6,054	Brink's Home Security Holdings, Inc. (b)	171,389
12,402	Hewitt Associates, Inc. (b)	369,332

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Consumer Cyclical—continued
37,204	Service Corporation International (b)	$203,878
5,065	The Corporate Executive Board Company (b)	105,149
		849,748
Textiles (.7%)
14,074	Hanesbrands, Inc. (b)	211,251
8,342	Mohawk Industries, Inc. (b)	297,643
7,652	Phillips-Van Heusen Corporation (b)	219,536
		728,430
Consumer Staples (6.3%)
Beverage (.5%)
10,769	Hansen Natural Corporation (b)	331,901
8,239	PepsiAmericas, Inc. (b)	220,888
		552,789
Food (1.5%)
11,084	Corn Products International, Inc. (b)	296,940
11,670	Flowers Food, Inc. (b)	254,873
4,624	Panera Bread Company - Class A (b)	230,553
8,408	Ralcorp Holdings, Inc. (b) (d)	512,215
17,659	Smithfield Foods, Inc. (b)	246,696
3,876	Tootsie Roll Industries, Inc. (b)	87,946
		1,629,223
Household Products (.7%)
861	Blyth, Inc. (b)	28,232
10,436	Church & Dwight Company, Inc. (b)	566,779
9,306	Tupperware Brands Corporation (b)	242,142
		837,153
Personal Care (.3%)
12,688	Alberto-Culver Company (b)	322,656

Shares		Market Value(a)
Consumer Staples—continued
Restaurants (1.0%)
4,468	Bob Evans Farms, Inc. (b)	$128,410
15,177	Brinker International, Inc. (b)	258,464
4,785	Chipotle Mexican Grill, Inc. - Class A (b)	382,800
8,929	The Cheesecake Factory, Inc. (b)	154,472
62,119	Wendy's/Arby's Group, Inc. - Class A (b)	248,476
		1,172,622
Retail (.1%)
5,840	Ruddick Corporation (b)	136,831
Service (2.1%)
10,975	Career Education Corporation (b)	273,168
12,930	Corinthian Colleges, Inc. (b)	218,905
4,677	ITT Educational Services, Inc. (b)	470,787
3,998	Kelly Services, Inc. - Class A (b)	43,778
6,646	Korn/Ferry International (b)	70,713
11,643	Manpower, Inc. (b)	492,965
13,743	MPS Group, Inc. (b)	104,997
9,812	Rent-A-Center, Inc. (b)	174,948
2,088	Strayer Education, Inc. (b)	455,414
8,935	United Rentals, Inc. (b)	57,988
		2,363,663
Tobacco (.1%)
3,637	Universal Corporation (b)	120,421
Energy (6.5%)
Mining (.4%)
21,461	Arch Coal, Inc. (b)	329,856
10,980	Patriot Coal Corporation (b)	70,052
		399,908
Oil & Gas (4.5%)
5,538	Bill Barrett Corporation (b)	152,073
12,379	Cimarex Energy Company (b)	350,821

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Energy—continued
6,904	Comstock Resources, Inc. (b)	$228,177
7,843	Encore Acquisition Company (b)	241,957
16,554	Forest Oil Corporation (b)	246,986
15,571	Frontier Oil Corporation (b)	204,136
14,621	Helix Energy Solutions Group, Inc. (b)	158,930
15,671	Helmerich & Payne, Inc. (b)	483,764
14,911	Mariner Energy, Inc. (b)	175,204
19,709	Newfield Exploration Company (b) (d)	643,893
8,131	Oceaneering International, Inc. (b)	367,521
22,794	Patterson-UTI Energy, Inc. (b)	293,131
18,117	Plains Exploration & Production Company (b)	495,681
25,797	Pride International, Inc. (b)	646,473
16,830	Quicksilver Resources, Inc. (b)	156,351
18,436	Southern Union Company (b)	339,038
		5,184,136
Oil & Gas Services (.8%)
9,280	Exterran Holdings, Inc. (b)	148,851
11,614	Superior Energy Services, Inc. (b)	200,574
7,684	Tidewater, Inc. (b)	329,413
7,065	Unit Corporation (b)	194,782
		873,620
Pipelines (.4%)
11,818	National Fuel Gas Company (b)	426,393
Service (.4%)
23,849	KBR, Inc. (b)	439,776
Financial (16.7%)
Auto Finance (.2%)
19,740	AmeriCredit Corporation (b)	267,477

Shares		Market Value(a)
Financial—continued
Banks (3.4%)
19,003	Associated Banc-Corp (b)	$237,538
10,774	BancorpSouth, Inc. (b)	221,190
7,106	Bank of Hawaii Corporation (b)	254,608
7,362	Cathay General Bancorp (b)	70,013
6,372	City National Corporation (b)	234,681
9,870	Commerce Bancshares, Inc. (b)	314,162
8,834	Cullen/Frost Bankers, Inc. (b)	407,424
12,181	FirstMerit Corporation (b)	206,822
26,097	Fulton Financial Corporation (b)	135,965
7,545	International Bancshares Corporation (b)	77,789
15,871	NewAlliance Bancshares, Inc. (b)	182,516
3,571	PacWest Bancorp (b)	46,994
4,901	SVB Financial Group (b)	133,405
41,737	Synovus Financial Corporation (b)	124,794
16,754	TCF Financial Corporation (b)	224,001
29,467	The Colonial BancGroup, Inc. (b)	18,270
7,248	Trustmark Corporation (b)	140,031
21,074	Valley National Bancorporation (b)	246,566
13,085	Washington Federal, Inc. (b)	170,105
7,853	Webster Financial Corporation (b)	63,217
4,338	Westamerica Bancorporation (b)	215,208
10,300	Wilmington Trust Corporation (b)	140,698
		3,865,997
Commercial Services (.1%)
7,595	Deluxe Corporation (b)	97,292

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Financial—continued
Finance — Diversified (1.2%)
6,134	Affiliated Managers Group, Inc. (b)	$356,937
17,374	Eaton Vance Corporation (b)	464,754
7,630	FTI Consulting, Inc. (b)	386,994
7,163	Navigant Consulting, Inc. (b)	92,546
		1,301,231
Insurance (4.4%)
11,180	American Financial Group, Inc. (b)	241,264
14,891	Arthur J Gallagher & Company (b)	317,774
17,249	Brown & Brown, Inc. (b)	343,773
9,144	Everest Re Group, Ltd. (b)	654,436
34,899	Fidelity National Financial, Inc. - Class A (b)	472,183
13,855	First American Corporation (b)	358,983
16,675	HCC Insurance Holdings, Inc. (b)	400,367
5,821	Horace Mann Educators Corporation (b)	58,035
5,291	Mercury General Corporation (b)	176,878
35,751	Old Republic International Corporation (b)	352,147
12,718	Protective Life Corporation (b)	145,494
10,814	Reinsurance Group of America, Inc. (b)	377,517
7,285	StanCorp Financial Group, Inc. (b)	208,934
7,599	The Hanover Insurance Group, Inc. (b)	289,598
7,331	Unitrin, Inc. (b)	88,119
20,447	WR Berkley Corporation (b)	438,997
		4,924,499
Investment Bankers/Brokers (1.0%)
21,137	Apollo Investment Corporation (b)	126,822
18,815	Jefferies Group, Inc. (b)	401,324

Shares		Market Value(a)
Financial—continued
14,632	Raymond James Financial, Inc. (b)	$251,817
12,790	Waddell & Reed Financial, Inc. - Class A (b)	337,272
		1,117,235
Mortgage Revenue Bonds (.3%)
12,497	Lender Processing Services, Inc. (b)	347,042
Real Estate Investment Trust (.2%)
6,131	Jones Lang Lasalle, Inc. (b)	200,668
Real Estate Investment Trust — Apartments (.8%)
7,615	BRE Properties, Inc. (b)	180,932
9,527	Camden Property Trust (b)	262,945
4,080	Essex Property Trust, Inc. (b)	253,898
22,361	UDR, Inc. (b)	230,989
		928,764
Real Estate Investment Trust — Diversified (.6%)
6,581	Cousins Properties, Inc. (b)	55,938
33,265	Duke Realty Corporation (b)	291,734
15,689	Liberty Property Trust (b)	361,475
		709,147
Real Estate Investment Trust — Health Care (.5%)
15,247	Nationwide Health Properties, Inc. (b)	392,458
12,247	Omega Healthcare Investors, Inc. (b)	190,073
		582,531
Real Estate Investment Trust — Hotels (.2%)
16,570	Hospitality Properties Trust (b)	197,017
Real Estate Investment Trust — Office Property (1.1%)
5,851	Alexandria Real Estate Equities, Inc. (b)	209,407

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Financial—continued
8,526	Corporate Office Properties Trust (b)	$250,068
10,527	Highwoods Properties, Inc. (b)	235,489
11,626	Mack-Cali Realty Corporation (b)	265,073
11,416	SL Green Realty Corporation (b)	261,883
		1,221,920
Real Estate Investment Trust — Regional Mall (.2%)
12,047	The Macerich Company (b)	212,148
Real Estate Investment Trust — Shopping Centers (1.3%)
5,515	Equity One, Inc. (b)	73,129
8,784	Federal Realty Investment Trust (b)	452,552
15,504	Realty Income Corporation (b)	339,848
11,893	Regency Centers Corporation (b)	415,185
15,820	Weingarten Realty Investors (b)	229,548
		1,510,262
Real Estate Investment Trust — Warehouse/Industrial (.4%)
21,731	AMB Property Corporation (b)	408,760
Savings and Loans (.8%)
12,117	Astoria Financial Corporation (b)	103,964
22,257	First Niagara Financial Group, Inc. (b)	254,175
51,305	New York Community Bancorp, Inc. (b)	548,450
		906,589
Health Care (10.6%)
Biotechnology (1.3%)
10,506	Affymetrix, Inc. (b)	62,301
2,862	Bio-Rad Labratories, Inc. - Class A (b)	216,024
9,823	Charles River Laboratories International, Inc. (b)	331,526

Shares		Market Value(a)
Health Care—continued
25,730	Vertex Pharmaceuticals, Inc. (b) (d)	$917,017
		1,526,868
Drugs (2.1%)
17,411	Endo Pharmaceuticals Holdings, Inc. (b)	312,005
8,444	Medicis Pharmaceutical Corporation - Class A (b)	137,806
8,614	OSI Pharmaceuticals, Inc. (b)	243,173
11,539	Perrigo Company (b)	320,553
17,523	Pharmaceutical Product Development, Inc. (b)	406,884
16,244	Sepracor, Inc. (b)	281,346
3,478	United Therapeutics Corporation (b)	289,822
12,214	Valeant Pharmaceuticals International (b)	314,144
		2,305,733
Healthcare Equipment (.5%)
10,468	Immucor, Inc. (b)	144,040
7,179	Masimo Corporation (b)	173,086
8,391	Thoratec Corporation (b)	224,711
		541,837
Hospital Management (1.2%)
13,744	Community Health Systems, Inc. (b)	347,036
36,652	Health Management Associates, Inc. - Class A (b)	181,061
4,463	Kindred Healthcare, Inc. (b)	55,207
8,077	LifePoint Hospitals, Inc. (b)	212,021
8,357	Psychiatric Solutions, Inc. (b)	190,038
7,300	Universal Health Services, Inc. - Class B (b)	356,605
		1,341,968
Managed Care (.3%)
15,435	Health Net, Inc. (b)	240,014
6,275	Wellcare Health Plans, Inc. (b)	116,025
		356,039

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Health Care—continued
Medical Products/Supplies (4.1%)
9,382	Beckman Coulter, Inc. (b)	$536,087
8,324	Edwards Lifesciences Corporation (b)	566,282
7,739	Gen-Probe, Inc. (b)	332,622
13,402	Henry Schein, Inc. (b)	642,626
9,301	Hill-Rom Holdings, Inc. (b)	150,862
38,128	Hologic, Inc. (b)	542,561
8,205	Kinetic Concepts, Inc. (b)	223,586
6,190	Owens & Minor, Inc. (b)	271,246
11,200	ResMed, Inc. (b)	456,176
8,688	STERIS Corporation (b)	226,583
5,556	Techne Corporation (b)	354,528
12,589	VCA Antech, Inc. (b)	336,126
		4,639,285
Personal Care (.1%)
5,266	Life Time Fitness, Inc. (b)	105,373
Special Services (1.0%)
9,500	Covance, Inc. (b)	467,400
10,223	Lincare Holdings, Inc. (b)	240,445
15,490	Omnicare, Inc. (b)	399,022
		1,106,867
Technology (13.0%)
Aerospace/Defense (.5%)
30,299	SAIC, Inc. (b)	562,046
Computer Hardware (—)
4,504	Imation Corporation (b)	34,275
Computer Networking (.8%)
57,586	3COM Corporation (b)	271,230
8,576	Alliance Data Systems Corporation (b) (d)	353,245
12,459	Polycom, Inc. (b)	252,544
		877,019
Computer Peripherals (.1%)
6,511	Avocent Corporation (b)	90,894
Computer Services & Software (5.3%)
5,205	ACI Worldwide, Inc. (b)	72,662
10,169	Acxiom Corporation (b)	89,792
2,281	Advent Software, Inc. (b)	74,794
13,018	Ansys, Inc. (b)	405,641
39,163	Cadence Design Systems, Inc. (b)	231,062
10,056	Cerner Corporation (b)	626,388
5,674	Digital River, Inc. (b)	206,080

Shares		Market Value(a)
Technology—continued
11,675	F5 Networks, Inc. (b)	$403,838
8,833	Gartner, Inc. (b)	134,792
11,948	Global Payments, Inc. (b)	447,572
24,058	Ingram Micro, Inc. - Class A (b)	421,015
13,995	Mentor Graphics Corporation (b)	76,553
13,384	Metavante Technologies, Inc. (b)	346,110
11,949	Micros Systems, Inc. (b)	302,549
8,317	National Instruments Corporation (b)	187,632
20,486	Palm, Inc. (b)	339,453
17,221	Parametric Technology Corporation (b)	201,313
19,859	SEI Investments Company (b)	358,256
6,269	SRA International, Inc. - Class A (b)	110,084
12,358	Sybase, Inc. (b)	387,300
21,419	Synopsys, Inc. (b)	417,885
10,170	Wind River Systems, Inc. (b)	116,548
		5,957,319
Computer Systems (.8%)
9,845	Diebold, Inc. (b)	259,514
12,453	Jack Henry & Associates, Inc. (b)	258,400
3,130	Mantech International Corporation - Class A (b)	134,715
23,571	NCR Corporation (b)	278,845
		931,474
Electrical Defense (.4%)
4,873	Alliant Techsystems, Inc. (b)	401,340
Electrical Equipment (.4%)
20,461	Gentex Corporation (b)	237,348
27,727	Vishay Intertechnology, Inc. (b)	188,266
		425,614
Electrical Instruments (.5%)
7,759	Thomas & Betts Corporation (b)	223,692
4,220	Varian, Inc. (b)	166,395

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Technology—continued
8,165	Woodward Governor Company (b)	$161,667
		551,754
Electronic Components — Semiconductor (1.9%)
67,000	Atmel Corporation (b)	249,910
13,218	Cree, Inc. (b)	388,477
18,404	Fairchild Semiconductor International, Inc. (b)	128,644
24,567	Integrated Device Technology, Inc. (b)	148,385
10,666	International Rectifier Corporation (b)	157,963
18,165	Intersil Corporation - Class A (b)	228,334
18,785	Lam Research Corporation (b)	488,410
9,069	Semtech Corporation (b)	144,288
6,641	Silicon Laboratories, Inc. (b)	251,960
		2,186,371
Electronics — Computer Distribution (.8%)
17,772	Arrow Electronics, Inc. (b)	377,477
22,450	Avnet, Inc. (b) (d)	472,124
		849,601
Service — Data Processing (.9%)
20,848	Broadridge Financial Solutions, Inc. (b)	345,660
6,059	DST Systems, Inc. (b)	223,880
6,207	Factset Research Systems, Inc. (b)	309,543
7,260	Fair Isaac Corporation (b)	112,240
		991,323
Special Services (.6%)
13,625	Aecom Technology Corporation (b)	436,000
6,336	Watson Wyatt Worldwide, Inc. - Class A (b)	237,790
		673,790

Shares		Market Value(a)
Transportation (1.8%)
Airlines (.4%)
17,825	Airtran Holdings, Inc. (b)	$110,337
5,407	Alaska Air Group, Inc. (b)	98,732
30,244	JetBlue Airways Corporation (b)	129,142
		338,211
Railroads (.2%)
13,610	Kansas City Southern (b)	219,257
Shipping (.2%)
6,096	Alexander & Baldwin, Inc. (b)	142,890
3,479	Overseas Shipholding Group, Inc. (b)	118,425
		261,315
Transport Services (.2%)
7,629	Landstar System, Inc. (b)	273,957
Trucking (.8%)
6,882	Con-way, Inc. (b)	243,003
6,988	GATX Corporation (b)	179,731
12,181	JB Hunt Transport Services, Inc. (b)	371,886
6,382	Werner Enterprises, Inc. (b)	115,642
		910,262
Utilities (6.7%)
Electric Companies (3.8%)
16,443	Alliant Energy Corporation (b)	429,656
5,766	Black Hills Corporation (b)	132,560
8,977	CLECO Utility Group (b)	201,264
17,234	DPL, Inc. (b)	399,312
20,071	Great Plains Energy, Inc. (b)	312,104
13,604	Hawaiian Electric Industries, Inc. (b)	259,292
7,006	Idacorp, Inc. (b)	183,137
27,340	MDU Resources Group, Inc. (b)	518,640
15,874	NSTAR (b)	509,714
34,836	NV Energy, Inc. (b)	375,880
14,273	OGE Energy Corporation (b)	404,211

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Utilities—continued
12,873	PNM Resources, Inc. (b)	$137,870
16,150	Westar Energy, Inc. (b)	303,136
		4,166,776
Natural Gas (1.9%)
11,469	AGL Resources, Inc. (b)	364,714
10,657	Energen Corporation (b)	425,214
15,650	Oneok, Inc. (b)	461,518
16,091	UGI Corporation (b)	410,160
12,044	Vectren Corporation (b)	282,191
7,452	WGL Holdings, Inc. (b)	238,613
		2,182,410
Utilities Diversified (.3%)
5,936	Itron, Inc. (b)	326,895
Waste Management (.4%)
2,921	Clean Harbors, Inc. (b)	157,705
11,899	Waste Connections, Inc. (b)	308,303
		466,008

Shares		Market Value(a)
Utilities—continued
Water Utilities (.3%)
20,160	Aqua America, Inc. (b)	$360,864
Total common stocks (cost: $128,481,634)		105,382,523
Warrants (—)
Consumer Cyclical (—)
Food (—)
305	Krispy Kreme Doughnuts, Inc. (b)	12
Total warrants (cost: $0)		12

Shares
Short-Term Securities (4.8%)
Investment Companies (4.8%)
1,250,000	SEI Daily Income Trust Treasury Fund - Class A,	1,250,000
4,163,346	Wells Fargo & Company, current rate 0.010	4,163,346
	Total investment companies (cost: $5,413,346)	5,413,346
	Total short-term securities (cost: $5,413,346)	5,413,346
	Total investments in securities (cost: $133,894,980) (e)	$110,795,881
	Cash and other assets in excess of liabilities (1.5%)	1,663,821
	Total net assets (100%)	$112,459,702

Investments in Securities Legend

(a)  Securities are valued by procedures described in note 2 of the Notes to Investment in Securities.

(b)  Non-income producing.

(c)  The Portfolio held 0.3% of net assets in foreign securities at June 30, 2009.

(d)  Fully or partially pledged as initial margin deposits on open futures contracts.

See accompanying notes to financial statements.

Index 400 Mid-Cap Portfolio
Investments in Securities – continued

Holdings of Open Futures Contracts

On June 30, 2009, securities with an aggregate market value of $3,092,039 were segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Depreciation
S&P Mid-Cap 400® EMINI	September 2009	106	Long	$(163,718)

(e)  At June 30, 2009 the cost of securities for federal income tax purposes was $134,750,623. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$7,962,512
Gross unrealized depreciation	(31,917,254)
Net unrealized depreciation	$(23,954,742)

See accompanying notes to financial statements.

Real Estate Securities Portfolio
Investments in Securities

June 30, 2009
(Unaudited)

(Percentages of each investment category relate to total net assets.)

Shares		Market Value(a)
Common Stocks (96.3%)
Communication Services (.2%)
Telecommunication (.2%)
4,700	American Tower Corporation - Class A (b)	$148,191
Financial (96.1%)
Finance — Diversified (.1%)
4,100	UltraShort Real Estate ProShares (b)	80,688
Real Estate (3.6%)
16,900	CB Richard Ellis Group, Inc. - Class A (b)	158,184
62,100	Digital Realty Trust, Inc. (b)	2,226,285
		2,384,469
Real Estate Investment Trust (.3%)
5,100	Jones Lang Lasalle, Inc. (b)	166,923
Real Estate Investment Trust — Apartments (16.6%)
32,500	American Campus Communities, Inc. (b)	720,850
33,051	AvalonBay Communities, Inc. (b)	1,848,873
42,900	BRE Properties, Inc. (b)	1,019,304
28,200	Camden Property Trust (b)	778,320
122,800	Equity Residential (b)	2,729,844
27,900	Essex Property Trust, Inc. (b)	1,736,217
23,600	Home Properties, Inc. (b)	804,760
27,500	Mid-America Apartment Communities, Inc. (b)	1,009,525
30,400	UDR, Inc. (b)	314,032
		10,961,725
Real Estate Investment Trust — Diversified (12.7%)
23,700	Colonial Properties Trust (b)	175,380
33,130	Cousins Properties, Inc. (b)	281,605
41,400	Duke Realty Corporation (b)	363,078
11,630	Entertainment Properties Trust (b)	239,578

Shares		Market Value(a)
Financial—continued
41,500	Liberty Property Trust (b)	$956,160
45,200	National Retail Properties, Inc. (b)	784,220
12,400	PS Business Parks, Inc. (b)	600,656
82,290	Vornado Realty Trust (b)	3,705,519
58,400	Washington Real Estate Investment Trust (b)	1,306,408
		8,412,604
Real Estate Investment Trust — Health Care (13.3%)
147,600	HCP, Inc. (b)	3,127,644
56,500	Health Care REIT, Inc. (b)	1,926,650
52,000	Nationwide Health Properties, Inc. (b)	1,338,480
81,400	Ventas, Inc. (b)	2,430,604
		8,823,378
Real Estate Investment Trust — Hotels (3.2%)
37,200	DiamondRock Hospitality Company (b)	232,872
206,440	Host Hotels & Resorts, Inc. (b)	1,732,031
14,000	LaSalle Hotel Properties (b)	172,760
		2,137,663
Real Estate Investment Trust — Manfactured Housing (.6%)
10,900	Equity Lifestyle Properties, Inc. (b)	405,262
Real Estate Investment Trust — Office Property (14.8%)
14,700	Alexandria Real Estate Equities, Inc. (b)	526,113
67,100	BioMed Realty Trust, Inc. (b)	686,433
68,821	Boston Properties, Inc. (b)	3,282,762
56,800	Brandywine Realty Trust (b)	423,160
45,920	Corporate Office Properties Trust (b)	1,346,834
117,208	Douglas Emmett, Inc. (b)	1,053,700
46,200	Highwoods Properties, Inc. (b)	1,033,494

See accompanying notes to financial statements.

Real Estate Securities Portfolio
Investments in Securities – continued

Shares		Market Value(a)
Financial—continued
24,900	Kilroy Realty Corporation (b)	$511,446
30,500	Mack-Cali Realty Corporation (b)	695,400
9,100	SL Green Realty Corporation (b)	208,754
		9,768,096
Real Estate Investment Trust — Regional Mall (10.7%)
114,500	CBL & Associates Properties, Inc. (b)	617,155
108,701	Simon Property Group, Inc. (b)	5,590,492
19,600	Taubman Centers, Inc. (b)	526,456
17,784	The Macerich Company (b)	313,176
		7,047,279
Real Estate Investment Trust — Self Storage (5.7%)
58,000	Public Storage, Inc. (b)	3,797,840

Shares		Market Value(a)
Financial—continued
Real Estate Investment Trust — Shopping Centers (9.2%)
71,956	Acadia Realty Trust (b)	$939,026
31,300	Federal Realty Investment Trust (b)	1,612,576
75,500	Kimco Realty Corporation (b)	758,775
47,100	Regency Centers Corporation (b)	1,644,261
14,600	Saul Centers, Inc. (b)	431,722
22,500	Tanger Factory Outlet Centers, Inc. (b)	729,675
		6,116,035
Real Estate Investment Trust — Warehouse/Industrial (5.3%)
40,600	AMB Property Corporation (b)	763,686
176,200	DCT Industrial Trust, Inc. (b)	718,896
27,900	EastGroup Properties, Inc. (b)	921,258
134,076	ProLogis (b)	1,080,652
		3,484,492
Total common stocks (cost: $77,335,802)		63,734,645

Shares
Short-Term Securities (3.6%)
Investment Companies (3.6%)
1,800,000	SEI Daily Income Trust Treasury Fund - Class A, current rate 0.050%	1,800,000
608,418	Wells Fargo & Company, current rate 0.010%	608,418
	Total short-term securities (cost: $2,408,418)	2,408,418
	Total investments in securities (cost: $79,744,220) (c)	$66,143,063
	Cash and other assets in excess of liabilities (.1%)	26,532
	Total net assets (100%)	$66,169,595

Investments in Securities Legend

(a)  Securities are valued by procedures described in note 2 of the Notes to Investments in Securities.

(b)  Non-income producing.

(c)  At June 30, 2009 the cost of securities for federal income tax purposes was $79,744,219. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$1,376,292
Gross unrealized depreciation	(14,977,448)
Net unrealized depreciation	$(13,601,157)

See accompanying notes to financial statements.

(This page has been left blank intentionally.)

Advantus Series Funds, Inc.

Statements of Assets and Liabilities

June 30, 2009
(Unaudited)

	Bond Portfolio	Money Market Portfolio	Mortgage Securities Portfolio	Index 500 Portfolio
Assets
Investments in securities, at market value – see accompanying schedule for detailed listing*†	$340,543,235	$131,703,921	$125,989,015	$366,710,445
Cash in bank on demand deposit	85	–	54	1,514
Foreign currency in bank on deposit (identified cost: $594,996)	–	–	–	–
Receivable for Fund shares sold	648	3,953	518	49,483
Receivable for investment securities sold (including paydowns)	8,726,606	–	2,025,601	292,564
Dividends and accrued interest receivable	3,062,647	308,028	587,675	490,064
Receivable for refundable foreign income taxes withheld	–	–	–	–
Prepaid expenses	9,547	23,932	19,757	7,821
Unrealized appreciation on forward foreign currency contracts held, at value	–	–	–	–
Variation margin receivable	–	–	1,563	–
Total assets	352,342,768	132,039,834	128,624,183	367,551,891
Liabilities
Bank overdraft	–	82	–	–
Payable for Fund shares repurchased	405,479	–	88,121	–
Payable for investment securities purchased	21,711,220	–	13,257,209	619,331
Payable to Advisor	189,746	66,417	70,832	132,426
Accrued expenses	55,698	32,746	43,147	73,263
Other payables	3,577	–	–	–
Unrealized depreciation on forward foreign currency contracts held, at value	–	–	–	–
Variation margin payable	14,406	–	–	67,656
Total liabilities	22,380,126	99,245	13,459,309	892,676
Net assets applicable to outstanding capital stock	$329,962,642	$131,940,589	$115,164,874	$366,659,215
Represented by:
Capital stock – authorized 10 trillion shares of $.01 par value**	$2,289,058	$1,319,133	$822,636	$1,177,071
Additional paid-in capital	401,393,921	130,621,259	151,686,698	256,448,839
Undistributed (distributions in excess of) net investment income	8,505,990	34,569	3,175,627	3,637,559
Accumulated net realized gains (losses) from investments and foreign currency transactions (note 2)	(33,520,869)	(34,372)	(9,468,316)	(8,677,293)
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(48,705,458)	–	(31,051,771)	114,073,039
Total – representing net assets applicable to outstanding capital stock	$329,962,642	$131,940,589	$115,164,874	$366,659,215
Net assets by class:
Class 1		$153,108	$67,733	$62,068
Class 2	329,809,534	$131,940,589	115,097,141	366,597,147
Net asset value per share of outstanding capital stock by class:
Class 1	1.44	–	1.40	3.12
Class 2	1.44	1.00	1.40	3.12
* Identified cost	$389,219,566	$131,703,921	$157,055,514	$252,398,097
** Shares outstanding by class:
Class 1	106,091		48,286	19,901
Class 2	228,799,696	131,942,453	82,152,780	117,687,237

See accompanying notes to financial statements.

	International Bond Portfolio	Index 400 Mid-Cap Portfolio	Real Estate Securities Portfolio
Assets
Investments in securities, at market value – see accompanying schedule for detailed listing*†	$78,584,735	$110,795,881	$66,143,063
Cash in bank on demand deposit	2,930,000	–	–
Foreign currency in bank on deposit (identified cost: $594,996)	590,515	–	–
Receivable for Fund shares sold	333	120,456	729
Receivable for investment securities sold (including paydowns)	347	1,561,855	116,477
Dividends and accrued interest receivable	1,251,441	111,200	299,750
Receivable for refundable foreign income taxes withheld	64,634	–	–
Prepaid expenses	2,721	4,756	2,276
Unrealized appreciation on forward foreign currency contracts held, at value	833,460	–	–
Variation margin receivable	–	–	–
Total assets	84,258,186	112,594,148	66,562,295
Liabilities
Bank overdraft	–	–	–
Payable for Fund shares repurchased	32,403	–	258,314
Payable for investment securities purchased	338	33,331	32,496
Payable to Advisor	66,290	43,175	59,777
Accrued expenses	68,671	41,005	42,113
Other payables	–	–	–
Unrealized depreciation on forward foreign currency contracts held, at value	1,139,788	–	–
Variation margin payable	–	16,935	–
Total liabilities	1,307,490	134,446	392,700
Net assets applicable to outstanding capital stock	$82,950,696	$112,459,702	$66,169,595
Represented by:
Capital stock – authorized 10 trillion shares of $.01 par value**	$495,576	$827,819	$488,957
Additional paid-in capital	88,100,237	143,516,078	99,246,608
Undistributed (distributions in excess of) net investment income	(9,945,064)	621,102	1,560,026
Accumulated net realized gains (losses) from investments and foreign currency transactions (note 2)	8,896,787	(9,242,481)	(21,524,839)
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(4,596,840)	(23,262,816)	(13,601,157)
Total – representing net assets applicable to outstanding capital stock	$82,950,696	$112,459,702	$66,169,595
Net assets by class:
Class 1	$82,379	$48,772	$67,434
Class 2	82,868,317	112,410,930	66,102,161
Net asset value per share of outstanding capital stock by class:
Class 1	1.68	1.36	1.36
Class 2	1.67	1.36	1.35
* Identified cost	$82,924,516	$133,894,980	$79,744,220
** Shares outstanding by class:
Class 1	49,154	35,897	49,766
Class 2	49,508,442	82,834,809	48,845,948

Advantus Series Fund, Inc.

Statements of Operations

Period from January 1, 2009 to June 30, 2009
(Unaudited)

	Bond Portfolio	Money Market Portfolio	Mortgage Securities Portfolio	Index 500 Portfolio
Investment Income
Interest (net of foreign withholding taxes of $1,849 for International Bond Portfolio)	$9,678,206	$948,733	$3,696,913	$4,602
Dividends (net of foreign withholding taxes of $2,115 for Index 500 and $1,290 for Real Estate Securities Portfolio)	34,069	–	–	4,473,099
Total investment income	9,712,275	948,733	3,696,913	4,477,701
Expenses (note 4):
Investment advisory fee	633,509	205,526	238,232	254,842
Rule 12b-1 fees – class 2	395,861	171,243	148,871	424,718
Administrative services fee	25,910	16,757	29,259	14,562
Custodian fees	4,572	3,109	2,513	10,472
Audit and accounting services	103,001	55,775	63,150	66,118
Legal fees	10,671	20,940	13,080	10,247
Printing and shareholder reports	13,462	13,462	13,462	13,462
Director's fee	6,088	6,900	6,088	6,088
Insurance	3,459	31,485	1,432	3,997
S&P licensing fee	–	–	–	23,025
Other	9,752	4,620	5,199	12,611
Total expenses	1,206,285	529,817	521,286	840,142
Investment income (loss) – net	8,505,990	418,916	3,175,627	3,637,559
Realized and Unrealized gains (losses) on investments and foreign currencies:
Net realized gains (losses) from:
Investments (note 3)	(12,781,376)	(34,484)	(3,284,021)	(4,412,181)
Foreign currency transactions	–	–	–	–
Net increase from litigation payments	–	112	–	17,622
Futures transactions	989,597	–	403,898	388,910
Net change in unrealized appreciation or depreciation on:
Investments	20,258,872	–	1,558,585	9,682,017
Translation of assets and liabilities in foreign currency	–	–	–	–
Futures transactions	28,349	–	900,633	(543,914)
Net gains (losses) on investments	8,495,442	(34,372)	(420,905)	5,132,454
Net increase (decrease) in net assets resulting from operations	$17,001,432	$384,544	$2,754,722	$8,770,013

See accompanying notes to financial statements.

	International Bond Portfolio	Index 400 Mid-Cap Portfolio	Real Estate Securities Portfolio
Investment Income
Interest (net of foreign withholding taxes of $1,849 for International Bond Portfolio)	$2,024,808	$2,209	$1,710
Dividends (net of foreign withholding taxes of $2,115 for Index 500 and $1,290 for Real Estate Securities Portfolio)	–	942,926	1,955,788
Total investment income	2,024,808	945,135	1,957,498
Expenses (note 4):
Investment advisory fee	247,938	76,827	212,304
Rule 12b-1 fees – class 2	103,274	128,032	75,798
Administrative services fee	27,422	19,215	19,215
Custodian fees	40,270	5,755	7,189
Audit and accounting services	65,826	51,635	49,213
Legal fees	9,590	9,456	9,456
Printing and shareholder reports	13,462	13,462	13,462
Director's fee	6,126	6,088	6,088
Insurance	889	1,173	791
S&P licensing fee	–	7,508	–
Other	3,717	4,882	3,956
Total expenses	518,514	324,033	397,472
Investment income (loss) – net	1,506,294	621,102	1,560,026
Realized and Unrealized gains (losses) on investments and foreign currencies:
Net realized gains (losses) from:
Investments (note 3)	76,013	(9,077,158)	(13,745,060)
Foreign currency transactions	8,867,196	–	–
Net increase from litigation payments	–	6,478	–
Futures transactions	–	715,243	–
Net change in unrealized appreciation or depreciation on:
Investments	4,336,911	15,964,598	3,910,222
Translation of assets and liabilities in foreign currency	(9,946,719)	–	–
Futures transactions	–	(445,613)	–
Net gains (losses) on investments	3,333,401	7,163,548	(9,834,838)
Net increase (decrease) in net assets resulting from operations	$4,839,695	$7,784,650	$(8,274,812)

Advantus Series Fund, Inc.

Statements of Changes in Net Assets

Period from January 1, 2009 to June 30, 2009 and year ended December 31, 2008
(Unaudited)

	Bond Portfolio		Money Market Portfolio
	2009	2008	2009	2008
Operations:
Investment income (loss) – net	$8,505,990	$19,631,695	$418,916	$2,803,628
Net realized gains (losses) on investments	(11,791,779)	(18,170,248)	(34,372)	20,619
Net change in unrealized appreciation or depreciation of investments	20,287,221	(56,395,764)	–	–
Net increase (decrease) in net assets resulting from operations	17,001,432	(54,934,317)	384,544	2,824,247
Distributions to shareholders from:
Investment income – net	–	–	(384,347)	(2,823,810)
Capital share transactions (note 6):
Proceeds from sales
Class 1	48,457	125,573	–	–
Class 2	8,975,640	19,287,927	17,447,340	59,880,832
Shares issued as a result of reinvested distributions
Class 2	–	–	384,347	2,823,810
Payments for redemption of shares
Class 1	(17,548)	(3,800)	–	–
Class 2	(30,941,639)	(35,685,006)	(34,980,261)	(46,833,216)
Increase (decrease) in net assets from capital share transactions	(21,935,090)	(16,275,306)	(17,148,574)	15,871,426
Total increase (decrease) in net assets	(4,933,658)	(71,209,623)	(17,148,377)	15,871,863
Net assets at beginning of year	334,896,300	406,105,923	149,088,966	133,217,103
Net assets at end of period*	$329,962,642	$334,896,300	$131,940,589	$149,088,966
* including (distributions in excess of) undistributed net investment income of	$8,505,990	$–	$34,569	$–

See accompanying notes to financial statements

	Mortgage Securities Portfolio		Index 500 Portfolio
	2009	2008	2009	2008
Operations:
Investment income (loss) – net	$3,175,627	$8,524,695	$3,637,559	$9,512,418
Net realized gains (losses) on investments	(2,880,123)	(6,417,252)	(4,005,649)	4,530,161
Net change in unrealized appreciation or depreciation of investments	2,459,218	(23,820,518)	9,138,103	(238,507,770)
Net increase (decrease) in net assets resulting from operations	2,754,722	(21,713,075)	8,770,013	(224,465,191)
Distributions to shareholders from:
Investment income – net	–	–	–	–
Capital share transactions (note 6):
Proceeds from sales
Class 1	19,700	54,290	39,505	44,838
Class 2	1,035,141	1,199,979	6,400,936	15,294,404
Shares issued as a result of reinvested distributions
Class 2	–	–	–	–
Payments for redemption of shares
Class 1	(2,216)	(1,453)	(4,191)	(15,153)
Class 2	(21,304,140)	(34,058,409)	(21,198,106)	(55,402,311)
Increase (decrease) in net assets from capital share transactions	(20,251,515)	(32,805,593)	(14,761,856)	(40,078,222)
Total increase (decrease) in net assets	(17,496,793)	(54,518,668)	(5,991,843)	(264,543,413)
Net assets at beginning of year	132,661,667	187,180,335	372,651,058	637,194,471
Net assets at end of period*	$115,164,874	$132,661,667	$366,659,215	$372,651,058
* including (distributions in excess of) undistributed net investment income of	$3,175,627	$–	$3,637,558	$–

Advantus Series Fund, Inc.

Statements of Changes in Net Assets – continued

Period from January 1, 2009 to June 30, 2009 and year ended December 31, 2008
(Unaudited)

	International Bond Portfolio		Index 400 Mid-Cap Portfolio
	2009	2008	2009	2008
Operations:
Investment income (loss) – net	$1,506,294	$2,952,472	$621,102	$1,596,287
Net realized gains (losses) on investments and foreign currencies	8,943,209	3,759,616	(8,355,437)	7,084
Net change in unrealized appreciation or depreciation of investments	(5,609,808)	(3,265,888)	15,518,985	(63,370,198)
Net increase (decrease) in net assets resulting from operations	4,839,695	3,446,200	7,784,650	(61,766,827)
Capital share transactions (note 6):
Proceeds from sales
Class 1	26,202	62,197	20,886	32,613
Class 2	2,075,612	15,970,392	3,820,141	12,587,824
Payments for redemption of shares		–		–
Class 1	(8,561)	(2,788)	(699)	(918)
Class 2	(17,048,852)	(9,816,249)	(11,586,657)	(6,423,954)
Increase (decrease) in net assets from capital share transactions	(14,955,599)	6,213,552	(7,746,329)	6,195,565
Total increase (decrease) in net assets	(10,115,904)	9,659,752	38,321	(55,571,262)
Net assets at beginning of year	93,066,600	83,406,848	112,421,381	167,992,643
Net assets at end of period*	$82,950,696	$93,066,600	$112,459,702	$112,421,381
* including (distributions in excess of) undistributed net investment income of	$(9,945,064)	$(11,451,358)	$621,102	$–

See accompanying notes to financial statements

	Real Estate Securities Portfolio
	2009	2008
Operations:
Investment income (loss) – net	$1,560,026	$2,030,259
Net realized gains (losses) on investments and foreign currencies	(13,745,060)	(7,561,743)
Net change in unrealized appreciation or depreciation of investments	3,910,222	(34,117,826)
Net increase (decrease) in net assets resulting from operations	(8,274,812)	(39,649,310)
Capital share transactions (note 6):
Proceeds from sales
Class 1	32,640	48,526
Class 2	6,004,379	8,109,814
Payments for redemption of shares		–
Class 1	(1,565)	(1,767)
Class 2	(3,049,521)	(12,128,516)
Increase (decrease) in net assets from capital share transactions	2,985,933	(3,971,943)
Total increase (decrease) in net assets	(5,288,879)	(43,621,253)
Net assets at beginning of year	71,458,474	115,079,727
Net assets at end of period*	$66,169,595	$71,458,474
* including (distributions in excess of) undistributed net investment income of	$1,560,026	$–

Advantus Series Fund, Inc.
Notes to Financial Statements

June 30, 2009
(Unaudited)

(1)  Organization

Advantus Series Fund, Inc. (the Fund) is a Minnesota corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company with a series of seven portfolios (each a Portfolio and collectively the Fund: Bond, Money Market, Mortgage Securities, Index 500, International Bond, Index 400 Mid-Cap and Real Estate Securities.) Each Portfolio is diversified except for the International Bond Portfolio. The Fund's prospectus provides a detailed description of each Portfolio's investment objective, policies and strategies. Effective February 11, 2008, the Portfolios issue two classes of shares: Class 1 and Class 2, except for the Money Market Portfolio which only issues one class of shares (Class 1 shares were registered under the Securities Act of 1933 effective November 6, 2007, but the Portfolios did not commence issuing Class 1 shares until February 11, 2008). Class 2 shares and shares of the Money Market Portfolio are subject to a Rule 12b-1 fee that Class 1 shares are not. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of Rule 12b-1 fees charged differs between Class 1 and Class 2 shares. Income, expenses (other than Rule 12b-1 fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund accounts for the assets, liabilities and operations of each Portfolio separately. Shares of the Fund will not be offered directly to the public, but sold only to Minnesota Life Insurance Company's ("Minnesota Life") separate accounts in connection with Minnesota Life variable contracts and policies, and to certain other separate accounts of life insurance affiliates of Minnesota Life, and may also be offered to certain qualified plans.

(2)  Summary of Significant Accounting Policies

The significant accounting policies followed consistently by the Fund are as follows:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the balance sheet date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investments in Securities

Each Portfolio's net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Advantus Capital Valuation Committee under the supervision of the Fund's Board of Directors and in accordance with Board-approved valuation policies and procedures.

A Portfolio's investments will also be valued at fair value by the Valuation Committee if Advantus Capital determines that an event impacting the value of an investment occurred after the close of the security's primary exchange or market (for example, a foreign exchange or market) and before the time the Portfolio's share is calculated. If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund's valuation procedures and, if so, to approve the pricing methodology to be used.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(2)  Summary of Significant Accounting Policies – (continued)

Short-term securities, with the exception of those held in the Money Market Portfolio, are valued at market. Pursuant to Rule 2a-7 of the 1940 Act, all securities in the Money Market Portfolio are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share. However, there is no assurance the Money Market Portfolio will maintain the $1.00 net asset value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the highest-cost basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities. Such fluctuations are included with net realized and unrealized gains or losses from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

The International Bond Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. International Bond may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by International Bond and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. International Bond is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to or protect itself from market changes, the Fund (excluding the Money Market Portfolio) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund may also buy and write put and call options on these future contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Portfolio recognizes a realized gain or loss when the contract is closed or expired.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(2)  Summary of Significant Accounting Policies – (continued)

Recent Accounting Pronouncements

In April 2009, the Financial Accounting Standards Board (FASB) issued a FASB Staff Position (FSP) 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly, providing additional guidance for estimating fair value in accordance with FASB Statement No. 157, Fair Value Measurements. FSP 157-4 is effective for fiscal years and interim periods beginning after June 15, 2009. The impact of adopting FSP 157-4 was immaterial to the funds.

Repurchase Agreements

Each Portfolio may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Portfolio acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Portfolio requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government-sponsored enterprise securities or corporate securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Portfolio may incur a loss upon disposition of the securities. Repurchase agreements are carried at fair value obtained from an independent pricing source.

Federal Taxes

Each Portfolio's policy is to comply with the requirements of Sub Chapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. Each Portfolio within the Fund is treated as a separate entity for federal income tax purposes. Each Portfolio's policy is to make the required minimum distributions prior to December 31, in order to avoid Federal excise tax. The Fund (excluding the Money Market Portfolio) uses consent dividends in place of regular distributions.

Management has analyzed the Funds' tax positions taken on federal tax returns for all open tax years and has concluded that as of December 31, 2008, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for the 2005, 2006 and 2007 tax years for which the applicable statutes of limitations have not expired remain subject to examination by the Internal Revenue Service and state departments of revenue.

For federal income tax purposes, the following Portfolios had capital loss carryovers at December 31, 2008 which are available to offset future capital gains, if any. It is unlikely the Board of Directors will authorize a distribution of any net realized capital gains until the available capital loss carryovers have been offset or expire:

	Carryover expiring in:
Portfolio	2014	2015	2016
Bond	(2,028,709)	(965,714)	(18,592,175)
Mortgage Securities	–	(41,705)	(7,319,303)
International Bond	(33,121)	–	–
Real Estate Securities	–	–	(5,186,643)

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of temporary book-to-tax differences. The character of distributions made during the year from net investment income or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Portfolios.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(2)  Summary of Significant Accounting Policies – (continued)

Distributions to Shareholders

Distributions to shareholders from net investment income for the Money Market Portfolio are declared daily and reinvested at month-end in additional shares of capital stock. For Portfolios other than the Money Market Portfolio, distributions from net investment income and realized gains, if any, will generally be declared and reinvested in additional shares on an annual basis. The Fund (excluding the Money Market Portfolio) uses consent dividends in place of regular distributions.

Effective February 1, 2009, the Board of Directors of the Fund approved a Net Investment Income Maintenance Agreement among the Fund (on behalf of the Money Market Portfolio), Advantus Capital and Securian Financial. Under such Agreement, Advantus Capital agrees to waive, reimburse or pay Money Market Portfolio expenses so that the Portfolio's daily net investment income does not fall below zero. Securian Financial may waive its Rule 12b-1 fees. As of June 30, 2009, Advantus Capital and Securian Financial have collectively waived $355 in the Money Market Portfolio pursuant to the Net Investment Income Maintenance Agreement. Amounts waived under the Agreement are an obligation of the Portfolio and are payable to Advantus Capital and/or Securian Financial on any day on which the Portfolio's net investment income exceeds zero. If Advantus Capital and/or Securian Financial exercise their rights to be paid such waived amounts, the Portfolio's future yield will be negatively affected for an indefinite period.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities which have been purchased by a Portfolio on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of June 30, 2009, the Bond and Mortgage Securities Portfolios had entered into outstanding, when-issued or forward commitments at fair value of $19,940,954 and $14,465,543 respectively. The Portfolios have segregated assets to cover such when-issued and forward commitments

(3)  Investment Security Transactions

The cost of purchases and proceeds from sales of investment securities, for the period ended June 30, 2009 were as follows:

	Non-U.S. Government		U.S. Government*
	Purchases	Sales	Purchases	Sales
Bond	$173,247,015	$168,264,324	$323,363,177	$337,700,642
Mortgage Securities	425,222	17,461,498	98,942,145	109,229,050
Index 500	7,250,255	16,433,109	–	–
International Bond	24,878,277	26,752,947	–	–
Index 400 Mid-Cap	8,063,693	14,973,436	–	–
Real Estate Securities	19,679,853	13,114,925	–	–

*Includes U.S. government-sponsored enterprise securities

(4)  Expenses and Related Party Transactions

The Portfolios have an investment advisory agreement with Advantus Capital Management, Inc. ("Advantus Capital"), a wholly-owned subsidiary of Securian Financial Group. Under the advisory agreement, Advantus Capital manages the Portfolio's investments and provides research, statistical and advisory services and pays related office rental and executive expenses and salaries.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(4)  Expenses and Related Party Transactions – (continued)

Each Portfolio of the Fund pays Advantus Capital an annual fee, based on average daily net assets, in the following amounts:

Annual Fee on Net Assets
Bond	.40% of net assets to $1 billion; and .35% of net assets exceeding $1 billion

Money Market	.30% of net assets to $1 billion; and .25% of net assets exceeding $1 billion

Mortgage Securities	.40% of net assets to $1 billion; and .35% of net assets exceeding $1 billion

Index 500	.15% of net assets to $1 billion; and .10% of net assets exceeding $1 billion

International Bond	.60% of net assets to $1 billion; and .55% of net assets exceeding $1 billion

Index 400 Mid-Cap	.15% of net assets to $1 billion; .10% of net assets exceeding $1 billion

Real Estate Securities	.70% of net assets to $1 billion; and .65% of net assets exceeding $1 billion

Advantus Capital has a sub-advisory agreement with Franklin Advisers, Inc. (the "Sub-Advisor), a registered investment Advisor for the International Bond Portfolio, under which Advantus Capital paid the Sub-Advisor an annual fee of .37% based on average daily net assets.

The Fund bears certain other operating expenses including independent directors' fees, federal registration fees, printing and shareholder report expenses, legal fees, audit fees, custodian fees, compensation paid to the Fund's Chief Compliance Officer, and other miscellaneous expenses. Each Portfolio will pay all expenses directly related to its individual operations. Operating expenses not attributable to a specific Portfolio will be allocated based upon the proportionate daily net assets of each Portfolio.

Administrative Services Fee

Each Portfolio pays an administrative services fee to Minnesota Life for accounting, legal and other administrative services which Minnesota Life provides. Effective January 1, 2009, administrative service fees for accounting fees are allocated to the portfolios as determined by the providers based on time and effort. Total monthly fees by portfolio range from $956 to $3,426. Legal services for each portfolio is $1,491 per month.

Accounting Services

The Fund has an agreement with State Street Bank and Trust Company (State Street) in which State Street provides daily fund accounting and investment administration services. In 2009, these fees ranged from .01% to .05% of net assets depending on the size and makeup of the portfolio. The fees are based upon a calculation of a number of factors including base fees, size of assets, out of pocket expenses and certain other fees.

Distribution Fees

The Fund has adopted a Rule 12b-1 Distribution Plan which covers all of its Class 2 shares and its Money Market Portfolio ("covered Portfolios"). Each covered Portfolio pays distribution fees at the annual rate of .25% of the average daily net assets of the Covered Portfolio. These fees are paid out of the Covered Portfolio's assets, which reduces a Covered Portfolio's net assets as do other Covered Portfolio expenses. The fees are paid to Securian Financial Services, Inc. (Securian), the Fund's underwriter, to pay for distribution-related expenses and activities in connection with the distribution of the Covered Portfolio's shares. Securian may also use the fees to pay insurance companies, dealers or others for certain non-distribution services as provided for in the Distribution Plan.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(5)  Illiquid Securities

Each Portfolio currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Money Market which limits the investment in illiquid securities to 10% of net assets. At June 30, 2009, investments in securities of Bond, Money Market, and Mortgage Securities include issues that are illiquid. The aggregate values of illiquid securities held by Bond, Money Market, and Mortgage were $27,215,991, $3,126,689, and $7,125,701, respectively, which represent 8.2%, 2.4%, and 6.2% of net assets, respectively. Pursuant to guidelines adopted by the Fund's Board of Directors, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

(6)  Capital Share Transactions

Transactions in shares of the Portfolios for the period ended June 30, 2009 and year ended December 31, 2008 were as follows:

	Bond – Class 1		Bond – Class 2
	2009	2008	2009	2008
Sold	35,003	86,547	6,430,624	12,656,483
Redeemed	(12,786)	(2,673)	(22,670,332)	(24,659,652)
	22,217	83,874	(16,239,708)	(12,003,169)

	Money Market
	2009	2008
Sold	17,447,340	59,880,832
Issued for reinvested distributions	553,558	2,823,810
Redeemed	(34,980,261)	(46,833,216)
	(16,979,363)	15,871,426

	Mortgage Securities Class 1		Mortgage Securities Class 2
	2009	2008	2009	2008
Sold	14,197	36,691	743,524	768,603
Redeemed	(1,602)	(1,001)	(15,491,911)	(22,907,446)
	12,595	35,690	(14,748,387)	(22,138,843)
	Index 500 – Class 1		Index 500 – Class 2
	2009	2008	2009	2008
Sold	13,446	11,536	2,244,109	4,399,268
Redeemed	(1,472)	(3,610)	(7,701,793)	(13,487,794)
	11,974	7,926	(5,457,684)	(9,088,526)
	International Bond Class 1		International Bond Class 2
	2009	2008	2009	2008
Sold	16,176	40,200	1,279,984	10,266,107
Redeemed	(5,396)	(1,825)	(10,905,477)	(6,397,668)
	10,780	38,375	(9,625,493)	3,868,439

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(6)  Capital Share Transactions – (continued)

	Index 400 Mid-Cap – Class 1		Index 400 Mid-Cap – Class 2
	2009	2008	2009	2008
Sold	16,962	19,764	3,066,026	8,194,128
Redeemed	(566)	(680)	(9,826,299)	(3,588,019)
	16,396	19,084	(6,760,273)	4,606,109
	Real Estate – Class 1		Real Estate – Class 2
	2009	2008	2009	2008
Sold	26,604	25,362	4,887,035	4,253,971
Redeemed	(1,283)	(917)	(2,498,066)	(5,503,228)
	25,321	24,445	2,388,969	(1,249,257)

(7)  Fair Value Measurment

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments).

The valuation techniques used by the Portfolios to measure fair value during the six months ended June 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(7)  Fair Value Measurment – (continued)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2009 in valuing the Portfolio's assets and liabilities:

	Fair Value Measurement at June 30, 2009 using
Portfolio	Quoted Prices in Active Markets for Identical Investments, Investments in Securities (Level 1)	Quoted Prices in Active Markets for Identical Investments, Other Financial Instruments (Level 1)	Other Significant Observable Inputs, Investments in Securities (Level 2)	Significant Unobservable Inputs, Investments in Securities (Level 3)	Value at 06/30/2009
Bond	$21,836,529	$(29,128)	$314,859,203	$3,847,503	$340,514,107
Money Market	–	–	129,429,400	2,211,521	131,703,921
Mortgage Securities	24,654,345	14,728	100,204,852	1,129,818	126,003,743
Index 500	366,710,445	–	–	–	366,710,445
International Bond	52,976	(306,329)	75,965,822	2,564,980	78,277,449
Index 400 Mid-Cap	110,795,869	12	–	–	110,795,881
Real Estate Securities	66,143,063	–	–	–	66,143,063

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of June 30, 2009 is as follows:

Portfolio	Beginning balance 12/31/2008	Net purchases (sales)	Accrued discounts (premiums)	Total realized and unrealized gains (losses)	Transfers in and/or out of Level 3	Ending balance 06/30/2009
Bond	$4,172,162	$68,591	$1,653	$(2,684,761)	$2,289,858	$3,847,503
Money Market	385,714	4,247,945	17,947	(2,440,085)	–	2,211,521
Mortgage Securities	850,433	(106,942)	(523)	(48,188)	435,038	1,129,818
Index 500	–	(–)	–	–	–	–
International Bond	8,598,893	–	(25,483)	1,204,053	(5,242,821)	2,564,980
Index 400 Mid-Cap	–	(1,969,662)	–	–	–	–
Real Estate Securities	–	–	–	–	–	–

The information used in the above reconciliation represents fiscal year to date activity for any security identified as using level 3 inputs at either the beginning or end of the year. Transfers in or out of level 3 represents either the beginning value (for transfers in), or the ending value (for tranfers out) of any security where a change in the pricing level occurred from the beginning to the end of the period.

(8)  Derivative Instruments Reporting

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161), effective January 1, 2009. In accordance with FAS 161, the Fund will now provide, when applicable, disclosures of the location, by line item, of fair value amounts in the statement of financial position and the location, by line item, of amounts of gains and losses reported in the statement of financial performance.

Equity derivatives are purchased or sold to manage Portfolio liquidity and to attempt to protect current or intended stock investments from broad fluctuations in stock prices.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(8)  Derivative Instruments Reporting – (continued)

Interest rate derivatives are used both to manage the average duration of a Portfolio's fixed income portfolio, as well as, to hedge against the effects of interest rate changes on a portfolio's current or intended investments.

Foreign exchange derivatives are used to attempt to hedge against the effects of exchange rate changes on a Portfolios' current or intended investments in foreign securities.

The table below details the location, by line item, of fair value amounts in the statement of financial position and the location, by line item, of amounts of gains and losses reported in the statement of financial performance:

			Risk Exposure
Portfolios	Total Value at June 30, 2009	Balance sheet location	Equity	Interest Rate	Credit	Foreign Exchange	Commodity
Bond	$(29,128)	Variation Margin Payable	$–	$(29,128)	$–	$–	$–
Money Market	–	–	–	–	–	–	–
Mortgage Securities	14,728	Variation Margin Recievable	–	14,728	–	–	–
Index 500	(239,309)	Variation Margin Payable	(239,309)	–	–	–	–
International Bond	(306,329)	Unrealized appreciation/ depreciation on forward foreign currency contracts	–	–	–	(306,329)	–
Index 400 Mid-Cap	(163,718)	Variation Margin Payable	(163,718)	–	–	–	–
Real Estate Securities	–	–	–	–	–	–	–
Total	$(723,756)		$(403,027)	$(14,400)	$–	$(306,329)	$–
			Realized Gain (Loss) on Derivatives Recognized in Income
Portfolios	Total Value at June 30, 2009	Income Statement location	Equity	Interest Rate	Credit	Foreign Exchange	Commodity
Bond	$989,597	Net realized gains (losses) from futures transactions	$–	$989,597	$–	$–	$–
Money Market	–	–	–	–	–	–	–
Mortgage Securities	403,898	Net realized gains (losses) from futures transactions	–	403,898	–	–	–
Index 500	388,910	Net realized gains (losses) from futures transactions	388,910	–	–	–	–
International Bond	9,545,692	Net realized gains (losses) from foreign currency transactions	–	–	–	9,545,692	–
Index 400 Mid-Cap	715,243	Net realized gains (losses) from futures transactions	715,243	–	–	–	–
Real Estate Securities	–	–	–	–	–	–	–
Total	$12,043,340		$1,104,153	$1,393,495	$–	$9,545,692	$–

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(8)  Derivative Instruments Reporting – (continued)

			Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Portfolios	Total Value at June 30, 2009	Income Statement location	Equity	Rate	Credit	Foreign Exchange	Commodity
Bond	$(29,128)	Net change in unrealized appreciation or depreciation on futures transactions	$–	$(29,128)	$–	$–	$–
Money Market	–	–	–	–	–	–	–
Mortgage Securities	14,728	Net change in unrealized appreciation or depreciation on futures transactions	–	14,728	–	–	–
Index 500	(239,309)	Net change in unrealized appreciation or depreciation on futures transactions	(239,309)	–	–	–	–
International Bond	(306,329)	Net change in unrealized appreciation or depreciation on translation of assets and liablities in foreign currency	–	–	–	(306,329)	–
Index 400 Mid-Cap	(163,718)	Net change in unrealized appreciation or depreciation on futures transactions	(163,718)	–	–	–	–
Real Estate Securities	–	–	–	–	–	–	–
Total	$(723,756)		$(403,027)	$(14,400)	$–	$(306,329)	$–

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(9)  Financial Highlights

Bond Portfolio

	Class 1 Shares
	Period from January 1, 2009 to June 30, 2009 (unaudited)		Period from February 11, 2008(c) to December 31, 2008
Net asset value, beginning of period	$1.37		$1.58
Income from investment operations:
Net investment income	.04		.07
Net gains (losses) on securities (both realized and unrealized)	.03		(.28)
Total from investment operations	.07		(.21)
Net asset value, end of period	$1.44		$1.37
Total return (a)	5.65%		(13.53)%
Net assets, end of period (in thousands)	$153		$115
Ratios to average net assets:
Expenses	.51	%(b)	.50	%(b)
Net investment income	5.62	%(b)	5.35	%(b)
Portfolio turnover rate (excluding short-term securities)	153.6%		229.6%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Adjusted to an annual basis.

(c)  The shares of the Portfolio became effectively registered under the Securities Act of 1933 on November 6, 2007, but shares were not available to the public until February 11, 2008.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(9)  Financial Highlights – (continued)

Bond Portfolio

	Class 2 Shares
	Period from January 1, 2009 to June 30,		Year ended December 31,
	2009
	(unaudited)		2008	2007		2006	2005(b)	2004
Net asset value, beginning of period	$1.37		$1.58	$1.54		$1.48	$1.44	$1.37
Income from investment operations:
Net investment income	.04		.08	.08		.07	.06	.06
Net gains (losses) on securities (both realized and unrealized)	.03		(.29)	(.04)		(.01)	(.02)	.01
Total from investment operations	.07		(.21)	.04		.06	.04	.07
Net asset value, end of period	$1.44		$1.37	$1.58		$1.54	$1.48	$1.44
Total return (a)	5.52%		(13.52)%	2.29	%(c)	4.66%	2.44%	4.98%
Net assets, end of period (in thousands)	$329,810		$334,782	$406,106		$366,077	$336,093	$304,936
Ratios to average net assets:
Expenses	.76	%(d)	.75%	.73%		.74%	.75%	.64%
Net investment income	5.37	%(d)	5.10%	5.18%		4.92%	4.49%	4.42%
Portfolio turnover rate (excluding short-term securities)	153.6%		229.6%	89.6%		90.2%	131.5%	124.2%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Effective January 1, 2005, the Portfolio's shareholders approved an amendment to the schedule of fees paid by the Portfolio pursuant to its investment advisory agreement with Advantus Capital Management, Inc.

(c)  In 2007, 0.10% of the Portfolio's total return consists of an unrealized gain on a guarantee and purchase agreement with SFG related to unrealized losses incurred on certain securities purchased in conjunction with the Portfolio's securities lending program (see note 4). Excluding this unrealized gain, the total return would have been 2.19%.

(d)  Adjusted to an annual basis.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(9)  Financial Highlights – (continued)

Money Market Portfolio

	Period from January 1, 2009 to June 30,		Year ended December 31,
	2009
	(unaudited)		2008	2007	2006	2005(b)	2004
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	–		.02	.04	.04	.02	.01
Total from investment operations	–		.02	.04	.04	.02	.01
Less distributions:
Dividends from net investment income	–		(.02)	(.04)	(.04)	(.02)	(.01)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (a)	.27%		1.95%	4.55%	4.36%	2.43%	.74%
Net assets, end of period (in thousands)	$131,941		$149,089	$133,217	$113,487	$97,016	$85,433
Ratios to average net assets:
Expenses	.77	%(c)	.68%	.68%	.71%	.72%	.64%
Net investment income	.61	%(c)	1.88%	4.51%	4.31%	2.43%	.75%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Effective January 1, 2005, the Portfolio's shareholders approved an amendment to the schedule of fees paid by the Portfolio pursuant to its investment advisory agreement with Advantus Capital Management, Inc.

(c)  Adjusted to an annual basis.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(9)  Financial Highlights – (continued)

Mortgage Securities Portfolio

	Class 1 Shares
	Period from January 1, 2009 to June 30, 2009 (unaudited)		Period from February 11, 2008(c) to December 31, 2008
Net asset value, beginning of period	$1.37		$1.58
Income from investment operations:
Net investment income	.04		.07
Net gains (losses) on securities (both realized and unrealized)	(.01)		(.28)
Total from investment operations	.03		(.21)
Net asset value, end of period	$1.40		$1.37
Total return (a)	2.50%		(13.32)%
Net assets, end of period (in thousands)	$68		$49
Ratios to average net assets:
Expenses	.63	%(b)	.56	%(b)
Net investment income	5.59	%(b)	5.43	%(b)
Portfolio turnover rate (excluding short-term securities)	77.6%		127.5%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Adjusted to an annual basis.

(c)  The shares of the Portfolio became effectively registered under the Securities Act of 1933 on November 6, 2007, but shares were not available to the public until February 11, 2008.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(9)  Financial Highlights – (continued)

Mortgage Securities Portfolio

	Class 2 Shares
	Period from January 1, 2009 to June 30,		Year ended December 31,
	2009
	(unaudited)		2008	2007	2006	2005(b)	2004
Net asset value, beginning of period	$1.37		$1.57	$1.52	$1.45	$1.41	$1.34
Income from investment operations:
Net investment income	.04		.08	.08	.08	.07	.07
Net gains (losses) on securities (both realized and unrealized)	(.01)		(.28)	(.03)	(.01)	(.03)	–
Total from investment operations	.03		(.20)	.05	.07	.04	.07
Net asset value, end of period	$1.40		$1.37	$1.57	$1.52	$1.45	$1.41
Total return (a)	2.37%		(12.97)%	3.19%	5.34%	2.88%	4.81%
Net assets, end of period (in thousands)	$115,097		$132,613	$187,180	$191,993	$195,294	$235,481
Ratios to average net assets:
Expenses	.88	%(c)	.81%	.76%	.76%	.78%	.65%
Net investment income	5.34	%(c)	5.18%	5.44%	5.49%	4.93%	4.98%
Portfolio turnover rate (excluding short-term securities)	77.6%		127.5%	87.8%	89.4%	138.9%	152.2%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Effective January 1, 2005, the Portfolio's shareholders approved an amendment to the schedule of fees paid by the Portfolio pursuant to its investment advisory agreement with Advantus Capital Management, Inc.

(c)  Adjusted to an annual basis.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(9)  Financial Highlights – (continued)

Index 500 Portfolio

	Class 1 Shares
	Period from January 1, 2009 to June 30, 2009 (unaudited)		Period from February 11, 2008(c) to December 31, 2008
Net asset value, beginning of period	$3.03		$4.40
Income from investment operations:
Net investment income	.10		.06
Net gains (losses) on securities (both realized and unrealized)	(.01)		(1.43)
Total from investment operations	.09		(1.37)
Net asset value, end of period	$3.12		$3.03
Total return (a)	3.07%		(31.26)%
Net assets, end of period (in thousands)	$62		$24
Ratios to average net assets:
Expenses	.25	%(b)	.22	%(b)
Net investment income	2.39	%(b)	2.10	%(b)
Portfolio turnover rate (excluding short-term securities)	1.9%		4.6%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Adjusted to an annual basis.

(c)  The shares of the Portfolio became effectively registered under the Securities Act of 1933 on November 6, 2007, but shares were not available to the public until February 11, 2008.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(9)  Financial Highlights – (continued)

Index 500 Portfolio

	Class 2 Shares
	Period from January 1, 2009 to June 30,		Year ended December 31,
	2009
	(unaudited)		2008	2007		2006	2005(b)	2004
Net asset value, beginning of period	$3.03		$4.82	$4.59		$3.98	$3.81	$3.45
Income from investment operations:
Net investment income	.08		.08	.07		.08	.05	.06
Net gains (losses) on securities (both realized and unrealized)	.01		(1.87)	.16		.53	.12	.30
Total from investment operations	.09		(1.79)	.23		.61	.17	.36
Net asset value, end of period	$3.12		$3.03	$4.82		$4.59	$3.98	$3.81
Total return (a)	2.94%		(37.21)%	5.02	%(c)	15.23%	4.43%	10.39%
Net assets, end of period (in thousands)	$366,597		$372,627	$637,194		$669,976	$661,874	$663,636
Ratios to average net assets:
Expenses	.50	%(d)	.47%	.48%		.49%	.50%	.45%
Net investment income	2.14	%(d)	1.85%	1.52%		1.83%	1.38%	1.59%
Portfolio turnover rate (excluding short-term securities)	1.9%		4.6%	3.5%		3.6%	5.5%	1.6%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Effective January 1, 2005, the Portfolio's shareholders approved an amendment to the schedule of fees paid by the Portfolio pursuant to its investment advisory agreement with Advantus Capital Management, Inc.

(c)  In 2007, 0.23% of the Portfolio's total return consists of an unrealized gain on a guarantee and purchase agreement with SFG related to unrealized losses incurred on certain securities purchased in conjunction with the Portfolio's securities lending program (see note 5). Excluding this unrealized gain, the total return would have been 4.79%.

(d)  Adjusted to an annual basis

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(9)  Financial Highlights – (continued)

International Bond Portfolio

	Class 1 Shares
	Period from January 1, 2009 to June 30, 2009 (unaudited)		Period from February 11, 2008(c) to December 31, 2008
Net asset value, beginning of period	$1.57		$1.54
Income from investment operations:
Net investment income	.03		.05
Net gains (losses) on securities (both realized and unrealized)	.08		(.02)
Total from investment operations	.11		.03
Net asset value, end of period	$1.68		$1.57
Total return (a)	6.11%		2.34%
Net assets, end of period (in thousands)	$82		$60
Ratios to average net assets:
Expenses	1.01	%(b)	1.00	%(b)
Net investment income	3.90	%(b)	3.38	%(b)
Portfolio turnover rate (excluding short-term securities)	32.1%		103.8%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Adjusted to an annual basis.

(c)  The shares of the Portfolio became effectively registered under the Securities Act of 1933 on November 6, 2007, but shares were not available to the public until February 11, 2008.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(9)  Financial Highlights – (continued)

International Bond Portfolio

	Class 2 Shares
	Period from January 1, 2009 to June 30,		Year ended December 31,
	2009
	(unaudited)		2008	2007	2006	2005	2004
Net asset value, beginning of period	$1.57		$1.51	$1.38	$1.33	$1.46	$1.31
Income from investment operations:
Net investment income	.03		.05	.03	–	.03	.03
Net gains (losses) on securities (both realized and unrealized)	07		.01	.10	.05	(.16)	.12
Total from investment operations	.10		.06	.13	.05	(.13)	.15
Net asset value, end of period	$1.67		$1.57	$1.51	$1.38	$1.33	$1.46
Total return (a)	5.98%		4.23%	9.43%	3.99%	(8.91)%	11.43%
Net assets, end of period (in thousands)	$82,867		$93,006	$83,407	$62,683	$62,927	$67,534
Ratios to average net assets:
Expenses	1.26	%(b)	1.25%	1.18%	1.16%	1.15%	1.17%
Net investment income	3.65	%(b)	3.13%	2.17%	2.70%	2.42%	2.20%
Portfolio turnover rate (excluding short-term securities)	32.1%		103.8%	139.3%	225.7%	317.5%	145.2%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Adjusted to an annual basis.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(9)  Financial Highlights – (continued)

Index 400 Mid-Cap Portfolio

	Class 1 Shares
	Period from January 1, 2009 to June 30, 2009 (unaudited)		Period from February 11, 2008(c) to December 31, 2008
Net asset value, beginning of period	$1.26		$1.84
Income from investment operations:
Net investment income	.01		.02
Net gains (losses) on securities (both realized and unrealized)	.09		(.60)
Total from investment operations	.10		(.58)
Net asset value, end of period	$1.36		$1.26
Total return (a)	8.20%		(31.84)%
Net assets, end of period (in thousands)	$49		$24
Ratios to average net assets:
Expenses	.38	%(b)	.32	%(b)
Net investment income	1.46	%(b)	1.33	%(b)
Portfolio turnover rate (excluding short-term securities)	7.2%		24.0%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Adjusted to an annual basis.

(c)  The shares of the Portfolio became effectively registered under the Securities Act of 1933 on November 6, 2007, but shares were not available to the public until February 11, 2008.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(9)  Financial Highlights – (continued)

Index 400 Mid-Cap Portfolio

	Class 2 Shares
	Period from January 1, 2009 to June 30,		Year ended December 31,
	2009
	(unaudited)		2008	2007		2006	2005(b)	2004
Net asset value, beginning of period	$1.26		$1.98	$1.84		$1.68	$1.50	$1.29
Income from investment operations:
Net investment income	.01		.02	.02		.02	.02	.01
Net gains (losses) on securities (both realized and unrealized)	.09		(.74)	.12		.14	.16	.20
Total from investment operations .	.10		(.72)	.14		.16	.18	.21
Net asset value, end of period	$1.36		$1.26	$1.98		$1.84	$1.68	$1.50
Total return (a)	8.07%		(36.54)%	7.44	%(c)	9.78%	11.96%	15.73%
Net assets, end of period (in thousands)	$112,411		$112,397	$167,993		$145,021	$123,649	$87,167
Ratios to average net assets:
Expenses	.63	%(d)	.57%	.53%		.56%	.58%	.64%
Net investment income	1.21	%(d)	1.08%	1.21%		1.02%	1.16%	.56%
Portfolio turnover rate (excluding short-term securities)	7.2%		24.0%	22.8%		15.5%	25.5%	16.3%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Effective January 1, 2005, the Portfolio's shareholders approved an amendment to the schedule of fees paid by the Portfolio pursuant to its investment advisory agreement with Advantus Capital Management, Inc.

(c)  In 2007, 0.32% of the Portfolio's total return consists of an unrealized gain on a guarantee and purchase agreement with SFG related to unrealized losses incurred on certain securities purchased in conjunction with the Portfolio's securities lending program (see note 4). Excluding this unrealized gain, the total return would have been 7.12%.

(d)  Adjusted to an annual basis

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(9)  Financial Highlights – (continued)

Real Estate Securities Portfolio

	Class 1 Shares
	Period from January 1, 2009 to June 30, 2009 (unaudited)		Period from February 11, 2008(c) to December 31, 2008
Net asset value, beginning of period	$1.54		$2.26
Income from investment operations:
Net investment income	.03		.04
Net gains (losses) on securities (both realized and unrealized)	(.21)		(.76)
Total from investment operations	(.18)		(.72)
Net asset value, end of period	$1.36		$1.54
Total return (a)	(11.87)%		(31.97)%
Net assets, end of period (in thousands)	$67		$38
Ratios to average net assets:
Expenses	1.06	%(b)	.92	%(b)
Net investment income	5.40	%(b)	2.23	%(b)
Portfolio turnover rate (excluding short-term securities)	18.6%		43.6%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Adjusted to an annual basis.

(c)  The shares of the Portfolio became effectively registered under the Securities Act of 1933 on November 6, 2007, but shares were not available to the public until February 11, 2008.

Advantus Series Fund, Inc.
Notes to Financial Statements – continued

(9)  Financial Highlights – (continued)

Real Estate Securities Portfolio

	Class 2 Shares
	Period from January 1, 2009 to June 30,		Year ended December 31,
	2009
	(unaudited)		2008	2007		2006	2005(b)	2004
Net asset value, beginning of period	$1.54		$2.41	$2.86		$2.19	$1.97	$1.46
Income from investment operations:
Net investment income	.03		.04	.07		.07	.06	.03
Net gains (losses) on securities (both realized and unrealized)	(.22)		(.91)	(.52)		.60	.16	.48
Total from investment operations	(.19)		(.87)	(.45)		.67	.22	.51
Net asset value, end of period	$1.35		$1.54	$2.41		$2.86	$2.19	$1.97
Total return (a)	(11.97)%		(36.27)%	(15.76	)%(c)	30.63%	11.08%	35.52%
Net assets, end of period (in thousands)	$66,102		$71,421	$115,080		$147,021	$110,437	$95,410
Ratios to average net assets:
Expenses	1.31	%(d)	1.17%	1.08%		1.10%	1.12%	1.06%
Net investment income	5.15	%(d)	1.98%	2.65%		2.90%	3.14%	2.13%
Portfolio turnover rate (excluding short-term securities)	18.6%		43.6%	37.3%		39.7%	34.8%	85.3%

(a)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Portfolio's shares. For periods less than one year, total return presented has not been annualized.

(b)  Effective January 1, 2005, the Portfolio's shareholders approved an amendment to the schedule of fees paid by the Portfolio pursuant to its investment advisory agreement with Advantus Capital Management, Inc.

(c)  In 2007, 0.31% of the Portfolio's total return consists of an unrealized gain on a guarantee and purchase agreement with SFG related to unrealized losses incurred on certain securities purchased in conjunction with the Portfolio's securities lending program (see note 4). Excluding this unrealized gain, the total return would have been -16.07%.

(d)  Adjusted to an annual basis

Advantus Series Fund, Inc.
Fund Expense Examples

(Unaudited)

Fund Expenses Paid by Shareholders

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; (the Fund does not impose transaction costs, but you will incur such costs in connection with the variable life insurance policies and variable annuity contracts that invest in the Fund) and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2009 through June 30, 2009.

Actual Expenses

The table below provides information about actual account values and actual expenses for the Portfolios. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the portfolio you own under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Portfolios' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Portfolios' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare the 5% hypothetical example of the portfolios you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

Advantus Series Fund, Inc.
Fund Expense Examples – continued

(Unaudited)

	Account Value
	Beginning of Period January 1, 2009	End of Period June 30, 2009	Expenses Paid During Period*	Expense Ratio During Period*
Bond Portfolio Class 1
Actual Return	$1,000.00	$1,056.48	$2.60	0.51%
Hypothetical return before expenses	$1,000.00	$1,022.27	$2.56	0.51%
Bond Portfolio Class 2
Actual Return	$1,000.00	$1,055.19	$3.87	0.76%
Hypothetical return before expenses	$1,000.00	$1,021.03	$3.81	0.76%
Money Market Portfolio
Actual Return	$1,000.00	$1,002.73	$3.82	0.77%
Hypothetical return before expenses	$1,000.00	$1,020.98	$3.86	0.77%
Mortgage Securities Portfolio Class 1
Actual Return	$1,000.00	$1,024.99	$3.16	0.63%
Hypothetical return before expenses	$1,000.00	$1,021.67	$3.16	0.63%
Mortgage Securities Portfolio Class 2
Actual Return	$1,000.00	$1,023.73	$4.42	0.88%
Hypothetical return before expenses	$1,000.00	$1,020.43	$4.41	0.88%
Index 500 Portfolio Class 1
Actual Return	$1,000.00	$1,030.66	$1.26	0.25%
Hypothetical return before expenses	$1,000.00	$1,023.55	$1.25	0.25%
Index 500 Portfolio Class 2
Actual Return	$1,000.00	$1,029.44	$2.47	0.50%
Hypothetical return before expenses	$1,000.00	$1,022.36	$2.46	0.50%
International Bond Portfolio Class 1
Actual Return	$1,000.00	$1,061.11	$5.16	1.01%
Hypothetical return before expenses	$1,000.00	$1,019.79	$5.06	1.01%
International Bond Portfolio Class 2
Actual Return	$1,000.00	$1,059.77	$6.43	1.26%
Hypothetical return before expenses	$1,000.00	$1,018.55	$6.31	1.26%

Advantus Series Fund, Inc.
Fund Expense Examples – continued

	Account Value
	Beginning of Period January 1, 2009	End of Period June 30, 2009	Expenses Paid During Period*	Expense Ratio During Period*
Index 400 Mid-Cap Portfolio Class 1
Actual Return	$1,000.00	$1,081.96	$1.96	0.38%
Hypothetical return before expenses	$1,000.00	$1,022.91	$1.91	0.38%
Index 400 Mid-Cap Portfolio Class 2
Actual Return	$1,000.00	$1,080.68	$3.25	0.63%
Hypothetical return before expenses	$1,000.00	$1,021.67	$3.16	0.63%
Real Estate Securities Portfolio Class 1
Actual Return	$1,000.00	$881.33	$4.94	1.06%
Hypothetical return before expenses	$1,000.00	$1,019.54	$5.31	1.06%
Real Estate Securities Portfolio Class 2
Actual Return	$1,000.00	$880.26	$6.11	1.31%
Hypothetical return before expenses	$1,000.00	$1,018.30	$6.56	1.31%

*  Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year divided by 365 to reflect the one-half year period.

Please note that the expenses shown in both tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information provided in the hypothetical example table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Advantus Series Fund, Inc.
Proxy Voting and Quarterly Holdings Information

Proxy Voting Policies and Procedures

A description of the policies and procedures that Advantus uses to vote proxies related to the Fund's portfolio securities is set forth in the Fund's Statement of Additional Information which is available without charge, upon request, by calling, toll-free, 800-995-3850 or on the Securities and Exchange Commission's website at www.sec.gov. The Fund will provide this document within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

Proxy Voting Record

The Fund's proxy voting record for the 12 month period ended December 31 is available by calling, toll-free, 866-330-7355 or on the Securities and Exchange Commission's website at www.sec.gov no later than August 31 each year. The Fund will also provide this information, within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of investment holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available to shareholders without charge on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC. More information of the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Advantus Series Fund, Inc.
Statement Regarding Basis for Approval of Advisory Contracts

Each year, the Board of Directors votes on the renewal of the Fund's Investment Advisory Agreement with Advantus Capital Management, Inc. ("Advantus"). The Board most recently reapproved each Portfolio's Investment Advisory Agreement on January 28, 2009.

Fund directors receive a variety of information throughout the year about each Portfolio's investment performance, adherence to investment policies, expenses, sales and redemptions, regulatory compliance and management. The directors meet at least once each year with each Portfolio's portfolio managers (or, with respect to International Bond Portfolio, a member of the sub-adviser's senior management team). Directors also receive frequent updates on industry developments and best practices, changes in Advantus' organization and staffing, brokerage allocation and other matters.

The directors also reviewed a memorandum from independent legal counsel outlining their legal duties and responsibilities in connection with this annual review and met with alone with independent legal counsel.

In their deliberations, the directors did not identify any particular information that was all-important or controlling, and each director may have attributed different weights to the various factors. The directors evaluated all information available to them (including the appropriateness of advisory fees payable by each Portfolio) on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio.

Management Fee and Other Expenses

The directors evaluated a report prepared by Lipper Analytical Service, Inc. ("Lipper") containing comparisons of each Portfolio's investment management, non-management and total expenses with industry peers independently selected by Lipper. The Lipper report indicated with respect to each Portfolio that its investment advisory fee level is less than the average advisory fee levels of the Lipper peer group, in all cases, within the most favorable or second most favorable quintile of the Lipper peers. The Lipper report also indicated that each Portfolio (except International Bond Portfolio) have total expenses that are less than peer group averages. International Bond Portfolio's total expenses are somewhat higher than its peer group which the directors believe is predominantly due to its substantially smaller size. The directors believe that the expense ratio should decline as the Portfolio grows. Based on this information, the directors concluded that the advisory fee payable by each Portfolio to Advantus is fair and reasonable.

Each Portfolio's advisory fee contains fee level breakpoints that will result in lower advisory fees and total expenses for such Portfolio as and when the assets of such Portfolio grow above the stated level (typically, when the Portfolio's net assets exceed $1 billion, an asset level considerably greater than each Portfolio's current asset level). The directors observed no uniformity or pattern in the existence of breakpoints or in the fees and asset levels at which breakpoints apply among named peers, and meaningful comparisons are therefore difficult to draw. The directors nonetheless believe that the Portfolios' current schedules of breakpoints are consistent with the objective of expecting Advantus to share any economies of scale it realizes with the Portfolios.

Fees Charged to Other Advisory Clients of Advantus

The directors observed that Advantus' advisory fees for non-fund institutional clients are generally lower than the advisory fees charged to a Portfolio with a similar strategy. The directors concluded, however, that the higher fees charged to the Portfolios are justified by the additional services provided by Advantus in managing the Portfolios (including the provision of office facilities, officers, administration and compliance, the coordination of Fund board, committee and vendor functions, regulatory filings and the performance of most Fund operations).

Advantus Series Fund, Inc.
Statement Regarding Basis for Approval of Advisory Contracts – continued

Costs of Services Provided and Profitability to Advantus

The directors review quarterly Board reports on Advantus' profitability in managing each Portfolio. The directors recognized that comparative profitability information is not generally ascertainable. Nonetheless, the directors did not view Advantus' profitability from any Portfolio as excessive.

Investment Results

The directors review quarterly Board reports comparing each Portfolio's investment performance for the most recently completed calendar quarter and one, three, five and (where applicable) ten year periods then ended with Lipper peer groups and with one or more benchmark indices. The directors observed significant underperformance by the Bond Portfolio and the Mortgage Securities Portfolio during the second half of 2007 and in the year 2008 which resulted in underperformance for all reported time periods. The directors were advised by Advantus that the underperformance during this time period was based primarily on the Portfolios' exposures to non-agency residential mortgage backed securities, commercial mortgage backed securities, asset backed securities and, to a lesser extent, securities of financial companies with exposures to both residential and commercial real estate loans. Such securities performed poorly over this time period as real estate prices fell in an unprecedented fashion and the portfolios held greater exposures to these securities than did their benchmarks. The directors also took note of the fact that in prior years in different market environments these securities helped the portfolios produce stronger relative returns. The directors noted positive absolute performance by International Bond Portfolio in all reported periods (including in the most recent periods in which almost all asset classes have experienced severe losses) and competitive performance relative to such portfolio's benchmark and peers. The directors also noted strong performance by Real Estate Securities Portfolio relative to its benchmarks and Lipper peers (even though the absolute performance of that asset class has been severely impacted by the current credit and financial crisis and continues to experience substantial volatility). The directors also noted that the Index 500 and Index 400 Mid-Cap Portfolios continue to match the benchmark performance before expenses and that Money Market Portfolio continues to emphasize high quality securities and continues to perform well in a universe with very compressed performance figures.

Ancillary Benefits to Advantus and Its Affiliates

The directors also considered that Advantus and its affiliates benefit from certain soft-dollar arrangements. The directors noted that Advantus' profitability would be somewhat lower if it had to pay for these benefits out of its own assets. The directors also noted that Securian Financial Services, Inc. (the Fund's distributor) receives 12b-1 fees from the Portfolios. The directors also noted that Minnesota Life Insurance Company, an affiliate of Advantus, benefits by performing certain legal, compliance and other administrative services for the Fund, in return for a reimbursement of costs it incurs in connection with its provision of such services. The directors also recognize that Advantus and its affiliates derive reputational and other benefits from their association with the Portfolios and Fund.

Nature, Extent and Quality of Services Provided by Advantus

In addition to investment management services, Advantus provides the Fund with office space, administrative and other services (exclusive of, and in addition to, any such services provided by other Fund services providers) and executive and other personnel as are necessary for its operations. Advantus pays all of the compensation of management directors, officers and employees of the Fund (with the exception of the Fund's Chief Compliance Officer, for whom each Portfolio bears an equitable share of compensation expenses attributable to her Fund compliance duties). The directors considered the quality and scope of services provided by Advantus under the Advisory Agreement and concluded that Advantus has provided commendable executive and administrative management and other services during and prior to the last year.

Advantus Series Fund, Inc.
Statement Regarding Basis for Approval of Advisory Contracts – continued

Sub-Advisory Agreement with Franklin Advisers, Inc.

At the January 28, 2009 meeting, the directors also unanimously approved the continuance of the Sub-Advisory Agreement (the "Sub-Advisory Agreement") between Advantus and Franklin Advisers, Inc. ("Franklin") relating to International Bond Portfolio. The Sub-Advisory Agreement was initially approved by the directors at a meeting on October 25, 2007. In addition to the directors' review of International Bond Portfolio's investment performance and expense ratios, the directors also requested and evaluated other information, including a report on Franklin's organization and current staffing, a report on brokerage allocation practices and related soft dollar arrangements, assurances that International Bond Portfolio will be managed in accordance with its stated investment objectives, policies and limitations, assurances that all disclosures relating to Franklin reflected in the Fund's registration statement are complete and accurate, and assurance that Franklin will operate in full compliance with applicable laws, regulations and exemptive orders. The directors also reviewed a summary of Franklin's code of ethics and overall compliance program. The directors requested, but did not receive, an analysis of Franklin's anticipated profitability in managing the Portfolio. However, the directors noted that Advantus and Franklin are not affiliated and were assured by Advantus that the Sub-Advisory Agreement was negotiated on an "arm's-length" basis. The directors reviewed the terms of the Sub-Advisory Agreement and met in private session with independent legal counsel. Based on the foregoing factors, the directors concluded that approving the continuance of the Sub-Advisory Agreement with Franklin was in the best interest of International Bond Portfolio and its shareholders.

Advantus Series Fund, Inc.
Directors and Executive Officers

Under Minnesota law, the Board of Directors of the Fund has overall responsibility for managing the Fund in good faith and in a manner reasonably believed to be in the best interests of the Fund. The directors meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review the performance of the Fund and its Portfolios. None of the current directors are considered "interested persons" (as defined in the Investment Company Act of 1940) of the Fund. These directors, because they are not interested persons of the Fund, are considered independent ("Independent Directors") and are not employees or officers of, and have no financial interest in, the Fund's investment adviser, Advantus Capital Management, Inc. or its affiliated companies, including Minnesota Life Insurance Company. 75% of the Board of Directors is required to be comprised of Independent Directors.

Only executive officers and other officers who perform policy-making functions with the Fund are listed. None of the directors is a director of any public company (a company required to file reports under the Securities Exchange Act of 1934) or of any registered investment companies other than the Advantus Funds. Each director serves for an indefinite term, until his or her resignation, death or removal.

Name, Address(1) and Year of Birth	Position with Fund and Length of Time Served	Principal Occupation(s) During Past 5 Years
Independent Directors

Linda L. Henderson 1949	Director since January 25, 2007	Retired; Professional Advisor, Carlson
School of Management, University of Minnesota, 2004 to May 2007; Senior Vice President, Director of Fixed Income Research and Strategies, RBC Dain Rauscher Investments, 1985 to 2004; Chartered Financial Analyst

William C. Melton 1947	Director since April 25, 2002	Founder and President of Melton Research Inc. since 1997; member of the Advisory Board of Macroeconomic Advisors LLC since 1998; member, Minneapolis StarTribune Board of Economists since 1986; member, State of Minnesota Council of Economic Advisors from 1988 to 1994; various senior positions at American Express Financial Advisors (formerly Investors Diversified Services and, thereafter, IDS/American Express) from 1982 through 1997, including Chief Economist and, thereafter, Chief International Economist

Advantus Series Fund, Inc.
Directors and Executive Officers – continued

Name, Address(1) and Year of Birth	Position with Fund and Length of Time Served	Principal Occupation(s) During Past 5 Years
Independent Directors — continued

Dorothy J. Bridges 1955	Director since December 28, 2004	President, Chief Executive Officer and Director, City First Bank of DC since September 2008; Chairman, Community Bankers Council of the American Bankers Association; Vice Chair, Northwest Area Foundation Board of Directors since 2002; President and Chief Executive Officer, Franklin National Bank of Minneapolis from 1999 to August 2008; member, Franklin National Bancorporation from 1999 to August 2008; member, Federal Reserve Bank's Consumer Advisory Council from 2006 to October 2008; Director, Federal Reserve Bank of Minneapolis from 2007 to September 2008

Other Executive Officers(2)

Gregory S. Strong 1944	President since April 25, 2007	Retired since December 2008. Previously Senior Vice President, Chief Actuary and Treasurer, Minnesota Life Insurance Company; Treasurer, Minnesota Mutual Companies, Inc.; Senior Vice President and Treasurer, Securian Financial Group, Inc.; Treasurer, Securian Holding Company

Gary M. Kleist 1959	Vice President and Treasurer since July 24, 2003	Financial Vice President and Director, Advantus Capital Management, Inc.; Second Vice President, Minnesota Life Insurance Company; Vice President and Secretary/Treasurer, MIMLIC Funding, Inc. (entity holding legal title to bonds beneficially owned by certain clients of Advantus Capital); Financial Vice President, MCM Funding 1997-1, Inc. and MCM Funding 1998-1, Inc. (entities holding legal title to mortgages beneficially owned by certain clients of Advantus Capital); Second Vice President, Securian Financial Group, Inc.; Second Vice President, Securian Life Insurance Company

Advantus Series Fund, Inc.
Directors and Executive Officers – continued

Name, Address(1) and Year of Birth	Position with Fund and Length of Time Served	Principal Occupation(s) During Past 5 Years
Other Executive Officers(2) — continued

Michael J. Radmer Dorsey & Whitney LLP 50 South Sixth Street Minneapolis, Minnesota 55402 1945	Secretary since April 16, 1998	Partner with the law firm of Dorsey & Whitney LLP

(1)  Unless otherwise noted, the address of each director and officer is the address of the Fund: 400 Robert Street North, St. Paul, Minnesota 55101.

(2)  Although not a 'corporate' officer of the Fund, Vicki L. Bailey, born in 1955, has served as the Fund's Chief Compliance Officer since July 2004. Ms. Bailey is also Vice President, Investment Law, Chief Compliance Officer and Secretary, Advantus Capital Management, Inc.; Vice President, Investment Law and Advantus Compliance Officer, Minnesota Life Insurance Company; Vice President and Secretary, MCM Funding 1997-1, Inc. and MCM Funding 1998-1, Inc. (entities holding legal title to mortgages beneficially owned by certain clients of Advantus Capital); Vice President, Securian Financial Group, Inc.; Vice President, Securian Life Insurance Company; Director, Personal Finance Company LLC.

The Fund has both an Audit Committee and a Governance Committee of the Board of Directors, the members of which are all directors who are not "interested persons" of the Fund. Ms. Bridges, Ms. Henderson and Mr. Melton comprise the members of both committees.

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This offering is available through Securian Financial Services, Inc., a registered broker/dealer. Securian Financial Services, Inc. is the distributor of Minnesota Life and Securian Life variable insurance products.

This report may be used as sales literature in connection with the offer or sale of variable annuity or variable life insurance contracts funded by Advantus Series Fund, Inc. ("Fund") if preceded or accompanied by (a) the current prospectus for the Fund and such contracts and (b) the current applicable variable annuity or variable life performance report.

Securian Financial Services, Inc.

www.securian.com

Securities Dealer, Member FINRA/SIPC.

Registered Investment Advisor

400 Robert Street North, St. Paul, MN 55101-2098

1.888.237.1838

A03178-0809

Minnesota Life Insurance Company

A Securian Company

Securian Life Insurance Company

A New York admitted insurer

400 Robert Street North

St. Paul, MN 55101-2098

PRESORTED STANDARD
U.S. POSTAGE PAID
CAROL STREAM, IL
PERMIT NO. 1480

©2009 Advantus Series Fund, Inc. All rights reserved.

F34490 Rev 8-2009

ITEM 2.  CODE OF ETHICS.

Filed herewith as Exhibit 12(a)(1).  During the period covered by this report, there has been no amendment to the code of ethics that relates to any element of the code of ethics definition set forth in paragraph (b) of Item 2 of Form N-CSR, nor has the registrant granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The board of directors of the registrant has determined that Dorothy J. Bridges, a member of the board’s audit committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Ms. Bridges as the audit committee’s financial expert.  Ms. Bridges is an “independent” director pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.  Required only for annual reports on Form N-CSR.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.  Schedule I – Investments in Securities of Unaffiliated Issuers is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The registrant has a nominating committee of its board of directors, the members of which are all directors who are not “interested persons” of the registrant, as defined in Section 2(a)(19) of the Investment Company Act of 1940 (“independent directors”).  The nominating committee, which operates in accordance with a separate nominating committee charter approved by the board of directors, selects and recommends to the board of directors individuals for nomination as independent directors.  The names of potential independent director candidates are drawn from a number of sources, including recommendations from management of Advantus Capital Management, Inc., the registrant’s investment adviser.  Each candidate is evaluated by the nominating committee with respect to the relevant business and industry experience that would enable the candidate to serve effectively as an independent director, as well as his or her compatibility with respect to business philosophy and style.  The members of the nominating committee may conduct an in-person interview of each viable candidate using a standardized questionnaire.  When all of the viable candidates have been evaluated and interviewed, the nominating committee determines which of the viable candidates should be presented to the board of directors for selection to become a member of the board of directors.

Inasmuch as the registrant does not hold annual meetings of shareholders and meetings of shareholders occur only intermittently, the nominating committee does not at present consider nominees recommended by shareholders.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)           Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)           There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)  File the exhibits listed below as part of this Form.  Letter or number the exhibits in the sequence indicated.

(1)                          Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:

Exhibit 99.CODE ETH attached hereto.

(2)                          A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2):

Exhibit 99.CERT attached hereto.

(3)                          Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by this report by or on behalf of the registrant to 10 or more persons:

Not applicable.

(b)  If the report is filed under Section 13(a) or 15(d) of the Securities Exchange Act of 1934, provide the certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14 under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Securities Exchange Act of 1934 (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference:

Exhibit 99.906 CERT attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advantus Series Fund, Inc.

By (Signature and Title)	/s/ Gregory S. Strong
Gregory S. Strong, President

Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gregory S. Strong
Gregory S. Strong, President (Principal Executive Officer)

By (Signature and Title)	/s/ Gary M. Kleist
Gary M. Kleist, Treasurer (Principal Financial Officer)

Date: August 28, 2009